UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2021

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Emerging Markets Bond ETF (ticker: EMBD)
Global X China Innovation ETF (ticker: KEJI)

Semi-Annual Report

May 31, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount	Value
SOVEREIGN DEBT — 55.9%
Angola — 0.3%
Angolan Government International Bond
8.250%, 05/09/28	$400,000	$415,040

Argentina — 1.4%
Argentine Republic Government International Bond
0.125%, 2.500%, 07/09/21, 07/09/41 (A)	1,400,000	520,800
0.125%, 2.000%, 07/09/21, 01/09/38 (A)	1,400,000	551,152
0.125%, 1.125%, 07/09/21, 07/09/35 (A)	1,900,000	627,019
		1,698,971

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
4.750%, 03/18/24	200,000	217,050
3.500%, 09/01/32	400,000	407,000
		624,050

Bahrain — 0.4%
Bahrain Government International Bond
7.000%, 10/12/28	200,000	223,775

The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Bahrain — continued
Bahrain Government International Bond MTN
5.250%, 01/25/33	$300,000	$288,810
		512,585

Brazil — 0.2%
Brazilian Government International Bond
2.875%, 06/06/25	200,000	205,976

Chile — 1.0%
Chile Government International Bond
3.500%, 01/25/50	600,000	605,730
3.240%, 02/06/28	200,000	216,608
2.450%, 01/31/31	400,000	402,556
		1,224,894

Colombia — 2.3%
Colombia Government International Bond
5.200%, 05/15/49	200,000	213,014
4.500%, 01/28/26	200,000	218,316
4.125%, 05/15/51	400,000	366,576
4.125%, 02/22/42	400,000	381,600
3.250%, 04/22/32	400,000	386,108
3.125%, 04/15/31	1,000,000	965,640
3.000%, 01/30/30	200,000	193,416
		2,724,670

Croatia — 0.6%
Croatia Government International Bond
5.500%, 04/04/23	600,000	654,750

Dominican Republic — 1.3%
Dominican Republic International Bond
6.850%, 01/27/45	200,000	226,200
6.500%, 02/15/48	400,000	436,400
6.000%, 07/19/28	200,000	227,900
5.950%, 01/25/27	400,000	451,560
5.500%, 01/27/25	200,000	220,140
		1,562,200

The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ecuador — 0.8%
Ecuador Government International Bond
0.500%, 1.000%, 07/31/21, 07/31/35 (A)	$400,000	$280,000
0.500%, 0.500%, 07/31/21, 07/31/40 (A)	1,000,000	630,000
		910,000

Egypt — 3.9%
Egypt Government International Bond
8.875%, 05/29/50	700,000	767,815
8.700%, 03/01/49	600,000	644,520
7.903%, 02/21/48	400,000	404,000
7.625%, 05/29/32	200,000	216,258
7.625%, 05/29/32(B)	600,000	648,775
6.588%, 02/21/28	200,000	214,580
5.875%, 06/11/25	200,000	215,000
Egypt Government International Bond MTN
7.600%, 03/01/29	200,000	222,628
7.500%, 01/31/27	200,000	227,524
7.053%, 01/15/32	600,000	626,052
5.875%, 02/16/31	400,000	393,451
		4,580,603

El Salvador — 0.2%
El Salvador Government International Bond
7.125%, 01/20/50(B)	200,000	190,000

Ghana — 1.4%
Ghana Government International Bond
8.950%, 03/26/51	400,000	398,256
8.627%, 06/16/49	200,000	194,938
7.750%, 04/07/29	600,000	618,000
7.750%, 04/07/29(B)	400,000	412,000
		1,623,194

Hungary — 1.4%
Hungary Government International Bond
7.625%, 03/29/41	200,000	324,981
5.750%, 11/22/23	200,000	225,638
5.375%, 03/25/24	1,000,000	1,133,146
		1,683,765

The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
India — 0.9%
Export-Import Bank of India
3.875%, 02/01/28	$800,000	$857,459
3.375%, 08/05/26	200,000	213,621
		1,071,080

Indonesia — 1.1%
Indonesia Government International Bond
3.500%, 01/11/28	600,000	653,293
2.950%, 01/11/23	200,000	207,604
Indonesia Government International Bond MTN
4.750%, 01/08/26	200,000	229,307
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/24	200,000	220,860
		1,311,064

Ivory Coast — 1.1%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,200,000	1,277,004

Jordan — 0.4%
Jordan Government International Bond
5.750%, 01/31/27	400,000	426,632

Kenya — 0.6%
Kenya Government International Bond
8.250%, 02/28/48	400,000	443,000
6.875%, 06/24/24	200,000	222,140
		665,140

Kuwait — 0.5%
Kuwait International Government Bond
3.500%, 03/20/27	400,000	443,771
2.750%, 03/20/22	200,000	203,815
		647,586

The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Mexico — 1.5%
Mexico Government International Bond
5.000%, 04/27/51	$600,000	$670,914
4.750%, 04/27/32	600,000	683,700
3.750%, 01/11/28	400,000	436,316
		1,790,930

Morocco — 1.6%
Morocco Government International Bond
4.000%, 12/15/50	1,200,000	1,094,784
2.375%, 12/15/27	800,000	781,504
		1,876,288

Nigeria — 2.4%
Nigeria Government International Bond
9.248%, 01/21/49	200,000	229,800
8.747%, 01/21/31	800,000	914,416
7.625%, 11/21/25	400,000	454,600
Nigeria Government International Bond MTN
7.625%, 11/28/47	200,000	201,600
6.500%, 11/28/27	1,000,000	1,065,500
		2,865,916

Oman — 3.3%
Oman Government International Bond
6.750%, 01/17/48	400,000	390,536
6.750%, 10/28/27	800,000	894,032
6.250%, 01/25/31	600,000	636,106
5.625%, 01/17/28	500,000	524,056
5.375%, 03/08/27	400,000	415,686
4.125%, 01/17/23	600,000	616,548
Oman Government International Bond MTN
6.000%, 08/01/29	200,000	211,308
4.875%, 02/01/25	200,000	209,066
		3,897,338

Pakistan — 0.7%
Pakistan Government International Bond
8.250%, 04/15/24	600,000	655,500
6.875%, 12/05/27	200,000	208,981
		864,481

The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Panama — 1.5%
Panama Government International Bond
4.500%, 05/15/47	$200,000	$223,100
4.000%, 09/22/24	600,000	652,866
3.870%, 07/23/60	200,000	200,870
3.750%, 03/16/25	600,000	653,778
		1,730,614

Paraguay — 0.4%
Paraguay Government International Bond
5.000%, 04/15/26	200,000	226,000
4.950%, 04/28/31	200,000	226,602
		452,602

Peru — 1.2%
Peruvian Government International Bond
8.750%, 11/21/33	200,000	310,250
5.625%, 11/18/50	200,000	262,360
4.125%, 08/25/27	400,000	443,448
2.783%, 01/23/31	400,000	400,472
		1,416,530

Philippines — 0.8%
Philippine Government International Bond
6.375%, 10/23/34	200,000	281,589
4.200%, 01/21/24	400,000	438,556
3.700%, 02/02/42	200,000	212,582
		932,727

Qatar — 3.7%
Qatar Government International Bond
5.103%, 04/23/48	200,000	259,666
4.817%, 03/14/49	600,000	755,736
4.500%, 04/23/28	400,000	471,500
4.400%, 04/16/50	200,000	238,112
4.000%, 03/14/29	400,000	460,034
3.875%, 04/23/23	600,000	639,000
3.750%, 04/16/30	200,000	226,641
3.400%, 04/16/25	600,000	654,000
3.250%, 06/02/26	600,000	655,500
		4,360,189

The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Romania — 0.9%
Romanian Government International Bond
4.000%, 02/14/51	$200,000	$204,816
Romanian Government International Bond MTN
4.875%, 01/22/24	600,000	663,038
4.375%, 08/22/23	200,000	216,264
		1,084,118

Russia — 2.1%
Russian Foreign Bond - Eurobond
5.250%, 06/23/47	400,000	496,552
5.100%, 03/28/35	200,000	236,488
4.750%, 05/27/26	200,000	226,718
4.375%, 03/21/29	600,000	673,356
4.250%, 06/23/27	800,000	890,000
		2,523,114

Saudi Arabia — 1.9%
Saudi Government International Bond
5.250%, 01/16/50	200,000	254,516
Saudi Government International Bond MTN
4.500%, 04/17/30	400,000	468,240
4.000%, 04/17/25	400,000	441,880
3.750%, 01/21/55	200,000	203,790
3.250%, 10/26/26	400,000	432,500
2.900%, 10/22/25(B)	200,000	213,308
2.250%, 02/02/33	200,000	191,329
		2,205,563

Senegal — 0.9%
Senegal Government International Bond
6.250%, 07/30/24	200,000	222,300
6.250%, 05/23/33	800,000	846,200
		1,068,500

The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
South Africa — 1.4%
Republic of South Africa Government International Bond
4.850%, 09/30/29	$200,000	$212,000
4.850%, 09/27/27	800,000	861,152
4.300%, 10/12/28	600,000	619,236
		1,692,388

South Korea — 2.1%
Export-Import Bank of Korea
1.381%, VAR ICE LIBOR USD 3 Month+1.200%, 04/27/23	1,200,000	1,220,856
Korea Development Bank
0.261%, VAR United States Secured Overnight Financing Rate+0.250%, 03/09/24	200,000	199,498
Korea Development Bank MTN
0.505%, VAR ICE LIBOR USD 3 Month+0.350%, 02/18/23	1,000,000	1,001,796
		2,422,150

Sri Lanka — 0.6%
Sri Lanka Government International Bond
7.550%, 03/28/30	400,000	267,020
6.750%, 04/18/28	600,000	399,678
		666,698

Turkey — 2.0%
Turkey Government International Bond
7.250%, 12/23/23	200,000	214,886
6.625%, 02/17/45	400,000	370,392
6.125%, 10/24/28	200,000	200,050
5.600%, 11/14/24	400,000	408,000
5.250%, 03/13/30	400,000	372,150
5.125%, 02/17/28	600,000	574,596
3.250%, 03/23/23	200,000	198,353
		2,338,427

The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ukraine — 2.2%
Ukraine Government International Bond
7.750%, 09/01/23	$200,000	$216,180
7.750%, 09/01/26	400,000	445,574
7.750%, 09/01/24	400,000	440,016
7.375%, 09/25/32	600,000	635,843
7.253%, 03/15/33	800,000	840,000
		2,577,613

United Arab Emirates — 3.2%
Abu Dhabi Government International Bond
3.125%, 10/11/27	200,000	218,300
3.125%, 09/30/49	200,000	197,500
3.125%, 05/03/26	600,000	654,720
2.125%, 09/30/24	200,000	209,848
Abu Dhabi Government International Bond MTN
2.500%, 04/16/25	800,000	848,000
0.750%, 09/02/23	500,000	504,295
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	1,000,000	963,722
4.000%, 07/28/50	200,000	183,000
		3,779,385

Uruguay — 0.8%
Uruguay Government International Bond
4.500%, 08/14/24	200,000	217,492
4.375%, 01/23/31	200,000	232,342
4.375%, 10/27/27	400,000	458,500
		908,334

Vietnam — 0.4%
Vietnam Government International Bond
4.800%, 11/19/24	400,000	445,198

TOTAL SOVEREIGN DEBT
(Cost $65,085,688)		65,908,307

The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 38.6%
Azerbaijan — 0.8%
Energy — 0.8%
Southern Gas Corridor CJSC
6.875%, 03/24/26	$800,000	$960,000

Bahrain — 0.6%
Government — 0.6%
CBB International Sukuk Programme WLL
6.250%, 11/14/24	600,000	659,250

Brazil — 1.9%
Consumer Discretionary — 1.5%
B2W Digital Lux Sarl
4.375%, 12/20/30	400,000	399,000
Iochpe-Maxion Austria GmbH
5.000%, 05/07/28	1,000,000	982,800
JSM Global Sarl
4.750%, 10/20/30	400,000	411,104
		1,792,904

Materials — 0.4%
Klabin Finance
4.875%, 09/19/27	400,000	439,500

Chile — 2.5%
Financials — 0.5%
Banco del Estado de Chile MTN
3.875%, 02/08/22	600,000	612,612

Materials — 1.2%
Nacional del Cobre de Chile
3.625%, 08/01/27	600,000	652,500
3.000%, 09/30/29	800,000	817,853
		1,470,353

Utilities — 0.8%
Chile Electricity PEC
2.931%, 01/25/28(C)	1,200,000	981,000

The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
China — 0.6%
Communication Services — 0.6%
Prosus
3.832%, 02/08/51	$800,000	$740,320

Colombia — 0.2%
Energy — 0.2%
Ecopetrol
5.875%, 05/28/45	200,000	207,200

India — 1.3%
Energy — 0.4%
BPRL International Singapore Pte MTN
4.375%, 01/18/27	400,000	425,450

Financials — 0.2%
ICICI Bank MTN
3.800%, 12/14/27	200,000	214,525

Industrials — 0.2%
India Toll Roads MTN
5.500%, 08/19/24	250,000	240,125

Utilities — 0.5%
Adani Renewable Energy RJ MTN
4.625%, 10/15/39	567,000	576,469

Indonesia — 1.6%
Energy — 0.2%
Pertamina Persero MTN
6.450%, 05/30/44	200,000	254,201

Materials — 1.4%
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	400,000	485,000
5.450%, 05/15/30	600,000	693,000
4.750%, 05/15/25	400,000	439,600
		1,617,600

The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Kazakhstan — 1.6%
Energy — 1.6%
KazMunayGas National JSC
5.375%, 04/24/30	$200,000	$238,569
4.750%, 04/19/27	200,000	228,050
Tengizchevroil Finance International
4.000%, 08/15/26	400,000	431,772
3.250%, 08/15/30	1,000,000	1,018,990
		1,917,381

Kuwait — 1.9%
Financials — 0.7%
Kuwait Projects SPC
4.229%, 10/29/26	800,000	792,000

Materials — 1.2%
Equate Petrochemical BV MTN
4.250%, 11/03/26	400,000	443,600
MEGlobal Canada ULC MTN
5.875%, 05/18/30	400,000	491,160
5.000%, 05/18/25	400,000	449,280
		1,384,040

Malaysia — 1.4%
Energy — 1.4%
Petronas Capital MTN
4.550%, 04/21/50	200,000	238,781
3.500%, 03/18/25	200,000	216,629
3.500%, 04/21/30	600,000	653,122
Petronas Energy Canada MTN
2.112%, 03/23/28	600,000	602,722
		1,711,254

Mexico — 6.2%
Consumer Staples — 0.6%
Grupo Bimbo
4.700%, 11/10/47	600,000	688,158

The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 4.3%
Petroleos Mexicanos
7.690%, 01/23/50	$800,000	$768,000
6.875%, 10/16/25	200,000	223,380
6.840%, 01/23/30	400,000	414,160
6.500%, 03/13/27	600,000	640,626
6.500%, 01/23/29	600,000	615,600
6.490%, 01/23/27	600,000	640,050
6.350%, 02/12/48	600,000	508,332
5.950%, 01/28/31	800,000	778,000
Petroleos Mexicanos MTN
6.875%, 08/04/26	400,000	443,432
		5,031,580

Industrials — 0.2%
Mexico City Airport Trust
3.875%, 04/30/28	200,000	207,130

Materials — 0.9%
Industrias Penoles
4.750%, 08/06/50	1,000,000	1,045,000

Utilities — 0.2%
Comision Federal de Electricidad
3.348%, 02/09/31	200,000	198,002

Morocco — 0.8%
Materials — 0.8%
OCP
6.875%, 04/25/44	800,000	978,096

Panama — 0.7%
Industrials — 0.7%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/48	788,995	846,946

Peru — 3.2%
Consumer Staples — 0.8%
InRetail Consumer
3.250%, 03/22/28	1,000,000	960,000

The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 1.1%
Petroleos del Peru
5.625%, 06/19/47	$600,000	$618,750
4.750%, 06/19/32	600,000	623,400
		1,242,150

Financials — 0.4%
Banco BBVA Peru
5.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.750%, 09/22/29	400,000	414,000

Utilities — 0.9%
Kallpa Generacion
4.875%, 05/24/26	200,000	211,020
4.125%, 08/16/27	800,000	820,000
		1,031,020

Qatar — 0.9%
Financials — 0.9%
QNB Finance MTN
1.235%, VAR United States Secured Overnight Financing Rate+1.225%, 02/12/22	200,000	199,770
1.176%, VAR ICE LIBOR USD 3 Month+1.000%, 05/02/22	850,000	852,599
		1,052,369

Saudi Arabia — 2.9%
Energy — 2.3%
Saudi Arabian Oil
3.250%, 11/24/50	600,000	561,263
1.625%, 11/24/25	400,000	406,822
Saudi Arabian Oil MTN
4.250%, 04/16/39	200,000	222,183
3.500%, 04/16/29	400,000	432,702
2.875%, 04/16/24	800,000	847,930
2.750%, 04/16/22	200,000	204,164
		2,675,064

The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — 0.6%
Acwa Power Management And Investments One
5.950%, 12/15/39	$600,000	$709,440

South Africa — 2.4%
Materials — 0.9%
Sasol Financing USA
6.500%, 09/27/28	600,000	676,500
5.500%, 03/18/31	400,000	418,080
		1,094,580

Utilities — 1.3%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,400,000	1,569,750

Supranational — 0.3%
Government — 0.3%
Africa Finance
2.875%, 04/28/28	400,000	398,800

Thailand — 0.3%
Materials — 0.3%
GC Treasury Center MTN
2.980%, 03/18/31	400,000	400,564

United Arab Emirates — 4.3%

Financials — 2.2%
First Abu Dhabi Bank PJSC MTN
1.097%, VAR ICE LIBOR USD 3 Month+0.900%, 07/08/24	600,000	604,708
1.012%, VAR ICE LIBOR USD 3 Month+0.850%, 08/08/23	1,800,000	1,809,396
MDGH - GMTN BV MTN
2.500%, 05/21/26	200,000	209,800
		2,623,904

Government — 1.4%
Sharjah Sukuk Program
3.234%, 10/23/29	400,000	414,008
2.942%, 06/10/27	600,000	620,365

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Government — continued
Sharjah Sukuk Program MTN 3.854%, 04/03/26	$600,000	$648,577
		1,682,950
Industrials — 0.7%
DP World Crescent
3.908%, 05/31/23	200,000	210,864
DP World Crescent MTN
4.848%, 09/26/28	400,000	453,839
DP World MTN
6.850%, 07/02/37	100,000	133,250
		797,953

United States — 2.4%
Financials — 2.4%
Goldman Sachs Group
0.900%, VAR ICE LIBOR USD 3 Month+0.750%, 02/23/23	1,000,000	1,009,133
Morgan Stanley MTN
1.576%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/23	1,000,000	1,016,837
1.382%, VAR ICE LIBOR USD 3 Month+1.220%, 05/08/24	800,000	814,129
		2,840,099

TOTAL CORPORATE OBLIGATIONS
(Cost $44,871,700)		45,483,739

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes
0.375%, 11/30/25	400,000	394,422
0.125%, 05/31/22	1,000,000	1,000,469
0.125%, 02/28/23	1,000,000	999,961

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,398,293)		2,394,852
TOTAL INVESTMENTS — 96.5%
(Cost $112,355,681)		$113,786,898

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

Percentages are based on Net Assets of $117,961,732.

(A)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions.  On May 31, 2021, the value of these securities amounted to $1,464,083 representing 1.2% of the net assets of the Fund.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

CJSC — Closed Joint Stock Company
GMTN — Global Medium Term Note
ICE — Intercontinental Exchange
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
PJSC — Public Joint Stock Company
SOC — State Owned Company
SPC — Special Purpose Company
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR – Variable Rate

As of May 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments
May 31, 2021 (Unaudited)
Global X China Innovation ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 90.0%
CHINA— 88.6%
Communication Services — 8.5%
Baidu ADR *	156	$30,618
Bilibili ADR *	829	88,852
Tencent Holdings	3,100	240,244
		359,714
Consumer Discretionary — 14.5%
Alibaba Group Holding *	7,300	195,068
BYD, Cl H	6,500	148,818
Fuyao Glass Industry Group, Cl H	8,400	52,815
Geely Automobile Holdings	16,000	40,528
Meituan, Cl B *	1,000	34,169
NavInfo, Cl A *	36,600	76,148
NIO ADR *	843	32,557
TAL Education Group ADR *	818	32,695
		612,798
Consumer Staples — 2.5%
Tongwei, Cl A	17,300	104,232
Financials — 3.6%
East Money Information, Cl A	16,200	79,645

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments
May 31, 2021 (Unaudited)
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ping An Insurance Group of China, Cl H	6,500	$71,059
		150,704
Health Care — 14.6%
Hangzhou Tigermed Consulting, Cl A	2,200	59,348
Innovent Biologics *	4,000	46,125
Jiangsu Hengrui Medicine, Cl A	4,800	64,706
Ping An Healthcare and Technology *	20,600	236,615
Shenzhen Mindray Bio-Medical Electronics, Cl A	700	53,258
WuXi AppTec, Cl H	4,920	101,867
Wuxi Biologics Cayman *	3,500	51,904
		613,823
Industrials — 16.5%
Contemporary Amperex Technology, Cl A	2,700	173,655
Estun Automation, Cl A *	12,100	61,711
Han’s Laser Technology Industry Group, Cl A	20,600	120,653
Ming Yang Smart Energy Group, Cl A	14,300	34,130
NARI Technology, Cl A	18,500	87,932
SF Holding, Cl A	5,200	57,034
Shenzhen Inovance Technology, Cl A	6,600	99,397
ZTO Express Cayman ADR *	1,853	59,463
		693,975
Information Technology — 26.9%
Chinasoft International	50,000	64,356
GDS Holdings ADR *	405	30,464
GoerTek, Cl A	12,300	74,474
Hua Hong Semiconductor *	16,000	86,890
Iflytek	6,000	58,356
LONGi Green Energy Technology, Cl A	14,300	218,368
Luxshare Precision Industry, Cl A	17,700	109,227
Sangfor Technologies, Cl A	4,000	172,078
Will Semiconductor Shanghai, Cl A	2,000	89,968
Wuxi Lead Intelligent Equipment, Cl A	7,800	110,597

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments
May 31, 2021 (Unaudited)
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	66,000	$117,178
		1,131,956
Materials — 1.5%
Ganfeng Lithium, Cl A	3,400	63,457
TOTAL CHINA		3,730,659
HONG KONG— 1.4%
Health Care — 1.4%
Sino Biopharmaceutical	55,000	60,942
TOTAL COMMON STOCK
(Cost $4,242,992)		3,791,601
TOTAL INVESTMENTS — 90.0%
(Cost $4,242,992)		$3,791,601

Percentages are based on Net Assets of $4,211,238.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
20

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Emerging Markets Bond ETF	Global X China Innovation ETF
Assets:
Cost of Investments	$112,355,681	$4,242,992
Cost of Foreign Currency	—	4,436
Investments, at Value	$113,786,898	$3,791,601
Cash	4,764,296	374,825
Foreign Currency, at Value	—	4,458
Dividend and Interest Receivable	1,065,756	1,446
Unrealized Appreciation on Spot Contracts	—	24
Receivable for Investment Securities Sold	—	41,475
Total Assets	119,616,950	4,213,829
Liabilities:
Payable for Investment Securities Purchased	1,618,086	—
Payable due to Investment Adviser	37,132	2,591
Total Liabilities	1,655,218	2,591
Net Assets	$117,961,732	$4,211,238
Net Assets Consist of:
Paid-in Capital	$114,852,165	$4,818,694
Total Distributable Earnings/(Loss)	3,109,567	(607,456)
Net Assets	$117,961,732	$4,211,238
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,400,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$26.81	$21.06

The accompanying notes are an integral part of the financial statements.
21

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Emerging Markets Bond ETF	Global X China Innovation ETF(1)
Investment Income:
Dividend Income	$—	$6,844
Interest Income	1,586,995	—
Less: Foreign Taxes Withheld	(11,178)	(516)
Total Investment Income	1,575,817	6,328
Supervision and Administration Fees(2)	165,555	7,876
Custodian Fees(3)	12	—
Total Expenses	165,567	7,876
Net Investment Income (Loss)	1,410,250	(1,548)
Net Realized Gain (Loss) on:
Investments(4)	1,706,608	(152,019)
Foreign Currency Transactions	—	(2,545)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,706,608	(154,564)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,243,446)	(451,391)
Foreign Currency Translations	—	47
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(2,243,446)	(451,344)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(536,838)	(605,908)
Net Increase (Decrease) in Net Assets Resulting from Operations	$873,412	$(607,456)

(1)	The Fund commenced operations on February 22, 2021.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
22

Statements of Changes in Net Assets

	Global X Emerging Markets Bond ETF		Global X China Innovation ETF
	Period Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)	Period Ended May 31, 2021 (Unaudited)(2)
Operations:
Net Investment Income (Loss)	$1,410,250	$1,102,970	$(1,548)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	1,706,608	822,777	(154,564)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,243,446)	3,674,663	(451,344)
Net Increase (Decrease) in Net Assets Resulting from Operations	873,412	5,600,410	(607,456)
Distributions	(2,267,215)	(1,097,040)	—
Capital Share Transactions:
Issued	58,984,198	64,235,133	4,818,694
Redeemed	(8,367,166)	—	—
Increase in Net Assets from Capital Share Transactions	50,617,032	64,235,133	4,818,694
Total Increase in Net Assets	49,223,229	68,738,503	4,211,238
Net Assets:
Beginning of Year/Period	68,738,503	—	—
End of Year/Period	$117,961,732	$68,738,503	$4,211,238
Share Transactions:
Issued	2,200,000	2,500,000	200,000
Redeemed	(300,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	1,900,000	2,500,000	200,000

(1)	The Fund commenced operations on June 1, 2020.
(2)	The Fund commenced operations on February 22, 2021.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
23

Page intentionally left blank.

24

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Emerging Markets Bond ETF
2021 (Unaudited)	27.50	0.45	(0.30)	0.15	(0.46)	(0.38)
2020(1)	25.00	0.49	2.47	2.96	(0.46)	—
Global X China Innovation ETF
2021 (Unaudited) (2)	25.00	(0.01)	(3.93)	(3.94)	—	—

The accompanying notes are an integral part of the financial statements.
25

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.84)	26.81	0.52	117,962	0.39	†	3.32	†	57.60
(0.46)	27.50	11.91	68,739	0.39	†	3.72	†	38.12

—	21.06	(15.76)	4,211	0.75	†	(0.15	)†	13.30

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 1, 2020.
(2)	The Fund commenced operations on February 22, 2021.

The accompanying notes are an integral part of the financial statements.
26

Notes to Financial Statements
May 31, 2021 (Unaudited)

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2021, the Trust had ninety-nine portfolios, eighty-one of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets Bond ETF and the Global X China Innovation ETF (the “Funds”). The Funds have elected non-diversified status.
The Global X China Innovation ETF commenced operations on February 22, 2021. Effective April 1, 2021, the Global X China Disruption ETF changed its name to Global X China Innovation ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign

27

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2021, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

28

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2021, there have been no significant changes to the Funds’ fair valuation methodology.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

29

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of and during the period ended May 31, 2021, the Funds did not have a liability for any unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.  Amortization of premiums and accretion of discounts is included in interest income.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of Shares (100,000 for Global X Emerging Markets Bonds ETF and 10,000 for Global X China Innovation ETF), referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2021	Redemption Fee
Global X Emerging Markets Bond ETF	100,000	$500	$2,681,000	$500
Global X China Innovation ETF	10,000	900	210,600	900

30

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory,  administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is  essentially an “all-in” fee structure.  For the Adviser’s services to the Funds, under the supervision and administration agreement, the Funds pay a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rate of supervision and administration fees paid by the Funds pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X Emerging Markets Bond ETF	0.39%
Global X China Innovation ETF	0.75%

Sub-Adviser - Global X Emerging Markets Bond ETF:
The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (USA) LLC (“Mirae USA Sub-Adviser”),  an  affiliate  of  the  Adviser,  under  which  the  Adviser  pays  the  Mirae  USA  Sub-Adviser  for  management  and operational services it provides to the Fund. The Mirae USA Sub-Adviser, subject to the supervision and oversight of the Trust’s Board of Trustees and the Adviser, is responsible for the management of the Fund, and has discretion to buy or sell securities in accordance with the Fund’s investment objective.

31

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser may from time to time share certain of its profits with, or allocate other resources to, the Mirae USA Sub-Adviser. Any such payments by the Adviser to the Mirae USA Sub-Adviser will be from the Adviser’s own resources.
Sub-Adviser - Global X China Innovation ETF:
The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (Hong Kong) Limited (“Mirae HK Sub-Adviser”), an affiliate of the Adviser, under which the Adviser pays the Mirae HK Sub-Adviser for management and operational services it provides to the Fund. The Mirae HK Sub-Adviser, subject to the supervision and oversight of the Trust’s Board of Trustees and the Adviser, is responsible for the management of the Fund, and has discretion to buy or sell securities in accordance with the Fund’s investment objective. The Adviser may from time to time share certain of its profits with, or allocate other resources to, the Mirae HK Sub-Adviser. Any such payments by the Adviser to the Mirae HK Sub-Adviser will be from the Adviser’s own resources.
The Adviser pays each Sub-Adviser a fee (“Sub-Adviser Management Fee”) in return for providing management and operational services to the respective Fund. The Adviser will pay a monthly Sub-Adviser Management Fee to the respective Sub-Adviser at the annual rate set forth below:
Global X Emerging Markets Bond ETF:
•	0.14% on assets for any day that total assets are greater than or equal to $50 million.
•	0.00% on assets for any day that total assets are less than $50 million.
Global X China Innovation ETF:
•	0.32% on all assets
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and  filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the

32

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and  maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its  registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds.
As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2021, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2021	Purchases	Sales and Maturities
Global X Emerging Markets Bond ETF	$42,264,755	$43,787,611
Global X China Innovation ETF	4,845,299	450,287

33

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)
For the period ended May 31, 2021, in-kind transactions associated with creations and redemptions were:
2021	Purchases	Sales and Maturities	Realized Gain
Global X Emerging Markets Bond ETF	$55,379,322	$7,890,506	$622,962
Global X China Innovation ETF	-	-	-

For the period ended November 30, 2020, in-kind transactions associated with creations and redemptions were:
2020	Purchases	Sales and Maturities	Realized Gain
Global X Emerging Markets Bond ETF	$58,670,918	$-	$-

For the period ended May 31, 2021, the Global X Emerging Markets Bond ETF had purchases and sales of long-term U.S. Government securities of $1,997,984 and $1,363,336 respectively.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the period ended November 30, 2020 was as follows:

Global X Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets Bond ETF
2020	$1,097,040	$–	$–	$1,097,040

34

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

5. TAX INFORMATION (continued)
As of November 30, 2020, the components of tax basis distributable earnings (accumulated losses) were as follows:

Global X Fund
Global X Emerging Markets Bond ETF
Undistributed Ordinary Income	$830,660
Unrealized Appreciation on Investments and Foreign Currency	3,672,710
Total Distributable Earnings	$4,503,370

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2021 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Emerging Markets Bond ETF	$112,355,681	$2,286,157	$(854,940)	$1,431,217
Global X China Innovation ETF	4,242,992	99,715	(551,106)	(451,391)

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

35

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

6. CONCENTRATION OF RISKS (continued)
Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.  There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal remedies.
The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which the Funds may invest. As such, the potential effect of a transition away from LIBOR on a Funds’ investments cannot yet be determined.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls  and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Funds, and cause the Funds to decline in value.
A more complete description of risks is included in the Funds’ Prospectus and Statement of Additional Information.

36

Notes to Financial Statements (continued)
May 31, 2021 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities.   It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2021, the Funds had no securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.
Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

37

Notes to Financial Statements (concluded)
May 31, 2021 (Unaudited)

10. OTHER MATTER
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty  regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Funds performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

38

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2020 to May 31, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

39

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Emerging Markets Bond ETF
Actual Fund Return	$1,000.00	$1,004.80	0.39%	$1.95
Hypothetical 5% Return	1,000.00	1,022.99	0.39	1.97

Global X China Innovation ETF*
Actual Fund Return	$1,000.00	$842.40	0.75%	$1.86	(2)
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 98/365 (to reflect the period from inception to date).
*	The Fund commenced operations on February 22, 2021.

40

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 21, 2021, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

41

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held by videoconference on November 11, 20201 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X China Innovation ETF (the “New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (the “New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management; and (iii) the Sub-Advisory Agreement between Global X Management on behalf of the New Fund and Mirae Asset Global Investments (Hong Kong) Limited (the “Sub-Adviser”) (the “New Sub-Advisory Agreement”). The New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management and the Sub-Adviser in connection with the Board’s consideration of the New Fund Agreements and the Sub-Advisory Agreement and received and reviewed written responses from Global X Management and the Sub-Adviser, respectively, as well as supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

1  This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

42

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;
•
Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and

•
the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.
Performance
The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

43

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Cost of Services and Profitability
With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;
•
The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•
the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:

•
comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structure of the New Fund that was above the average or median for the New Fund’s peer group;

•
the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratio for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fee) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

44

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

•
that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, sub-advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.
Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the New Fund Agreements.
NEW SUB-ADVISORY AGREEMENT
In determining to approve the New Sub-Advisory Agreement for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

45

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Nature, Extent, and Quality of Services
With respect to this factor, the Board considered:
•	the terms of the New Sub-Advisory Agreement and the range of services that are to be provided to the New Fund by the Sub-Adviser in accordance with the New Sub-Advisory Agreement;
•	the Sub-Adviser’s key personnel and the co-portfolio managers who would provide investment advisory services to the New Fund;
•
the Sub-Adviser’s responsibilities under the New Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the New Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the New Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the New Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the New Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the New Fund by providing certain operational services to the Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the New Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•
the nature, extent and quality of the services (including advisory and compliance services) to be provided by the Sub-Advisor or made available to the New Fund, and the adequacy of the Sub-Adviser’s personnel and resources that would be made available to the New Fund; and

•	the Sub-Adviser’s experience and the professional qualifications of the Sub-Adviser’s key personnel.

46

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Performance
The Board noted that the New Fund was non-operational and, consequently, no performance data was available for the New Fund. However, the Board took account of the fact that the Sub-Adviser has managed other funds with investment strategies similar to the investment strategies that would be utilized for the New Fund.
Cost of Services and Profitability
The Board considered the Sub-Adviser’s anticipated cost to provide investment management services to the New Fund. In this regard, the Board considered the sub-advisory fee to be paid to the Sub-Adviser (from the Management Fee to be borne by the New Fund under the New Fund Agreements) for the various investment advisory services that the New Fund requires.
In addition, the Board considered the expected profitability to the Sub-Advisor from the services to be provided to the New Fund by the Sub-Adviser and all aspects of the Sub-Adviser’s relationship with the New Fund. The Board considered that the Sub-Adviser represented that its sub-advisory fee will appropriately compensate the Sub-Adviser for the services (the implementation of the investment strategy and managing the New Fund’s investment portfolio) that it will provide to the Fund. The Trustees noted that the Sub-Adviser indicated that it expected earnings from its relationship with the New Fund to be accretive to its profitability.
To assist the Trustees in these considerations, the Sub-Adviser provided the Board with financial information regarding the services to be provided to the New Fund and discussed with the Board its expected profitability with respect to the New Fund.
Comparison of Fees and Services
With respect to this factor, the Board considered:
•
comparative information with respect to the sub-advisory fee to be paid to the Sub-Adviser by Global X Management (from the Management Fee paid to the Adviser by the New Fund). To assist the Trustees in these considerations, the Sub-Adviser provided the Board with comparative expense data for the New Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds; and

•	the proposed structure of the sub-advisory fee and the proposed total expense ratio for the New Fund.

47

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Economies of Scale
With respect to this factor, the Board considered:
•
the extent to which economies of scale would be realized as the New Fund grows and whether the sub-advisory fee for the New Fund reflected these economies of scale, and noted that the Sub-Adviser represented that it does not expect to experience any economies of scale by providing sub-advisory services to the New Fund, based on the anticipated size of the Fund during at least the Fund’s first few years; and

•
the significant investment of time, personnel and other resources that the Sub-Adviser has made and intends to continue to make in the New Fund to seek to assure that the New Fund is attractive to investors

Other Benefits
In considering the New Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by the Sub-Adviser because of its relationship with the New Fund.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements and the New Sub-Advisory Agreement were fair and reasonable and in the best interest of the New Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

48

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV.  The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

49

NOTES

50

NOTES

51

NOTES

52

605 Third Avenue, 43rd Floor
New York, NY 10158
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser - Global X Emerging Markets Bond ETF:
Mirae Asset Global Investments (USA) LLC
625 Madison Avenue, 3rd Floor
New York, NY 10022

Sub-Adviser - Global X China Innovation ETF:
Mirae Asset Global Investments (Hong Kong) Limited
Level 15, Three Pacific Place
1 Queen’s Road East
Hong Kong

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-SA-006-0800

Global X SuperDividend® Alternatives ETF (ticker: ALTY)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X Variable Rate Preferred ETF (ticker: PFFV)
Global X MLP ETF (ticker: MLPA)
Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X TargetIncomeTM 5 ETF (ticker: TFIV)
Global X TargetIncomeTM Plus 2 ETF (ticker: TFLT)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)
Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)
Global X Founder-Run Companies ETF (ticker: BOSS)

Semi-Annual Report

May 31, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments
May 31, 2021 (Unaudited)
Global X SuperDividend® Alternatives ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 30.4%
Energy — 2.1%
Kinder Morgan	33,436	$613,216
Financials — 17.7%
Ares Capital	19,201	373,843
Blackstone Group, Cl A	5,147	476,973
Carlyle Group	10,601	462,628
Gladstone Investment (A)	29,478	415,050
Hamilton Lane, Cl A	4,016	362,926
Hercules Capital	23,704	402,494
KKR	7,545	420,181
Main Street Capital	9,070	372,958
New Mountain Finance	28,080	372,902
Oaktree Specialty Lending	55,562	374,488
Owl Rock Capital	22,442	323,165
Prospect Capital (A)	54,751	464,836
Sixth Street Specialty Lending	16,651	371,650
		5,194,094

 The accompanying notes are an integral part of the financial statements.
1

Schedule of Investments
May 31, 2021 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 10.6%
Dominion Energy	5,021	$382,299
Duke Energy	4,494	450,389
Edison International	7,856	438,915
Evergy	7,824	485,009
OGE Energy	13,471	464,750
PPL	14,926	434,496
Southern	7,335	468,852
		3,124,710
TOTAL COMMON STOCK
(Cost $7,368,706)		8,932,020

EXCHANGE TRADED FUNDS — 25.8%
Eaton Vance Tax-Managed Buy-Write Income Fund (A)	45,243	733,841
Global X SuperDividend REIT ETF (A)(B)	533,607	5,314,726
Nuveen Dow 30sm Dynamic Overwrite Fund	45,145	771,980
Nuveen S&P 500 Buy-Write Income Fund	54,041	772,246
TOTAL EXCHANGE TRADED FUNDS
(Cost $8,220,610)		7,592,793

CLOSED-END FUNDS — 24.5%
BlackRock Income Trust	99,936	640,590
Brookfield Real Assets Income Fund (A)	38,313	832,542
Eaton Vance Risk-Managed Diversified Equity Income Fund (A)	64,580	719,421
Morgan Stanley Emerging Markets Domestic Debt Fund (A)	109,976	691,749
Nuveen Mortgage and Income Fund	31,837	667,940
Stone Harbor Emerging Markets Income Fund (A)	97,380	817,018
Templeton Emerging Markets Income Fund	82,658	656,305

 The accompanying notes are an integral part of the financial statements.
2

Schedule of Investments
May 31, 2021 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — continued
Voya Global Equity Dividend and Premium Opportunity Fund (A)	126,159	$756,954
Western Asset Emerging Markets Debt Fund (A)	50,020	698,779
Western Asset Mortgage Opportunity Fund	47,330	708,530
TOTAL CLOSED-END FUNDS
(Cost $7,180,511)		7,189,828

MASTER LIMITED PARTNERSHIPS — 17.6%
Energy — 13.4%
Black Stone Minerals	66,051	653,905
BP Midstream Partners	42,960	607,454
Energy Transfer	75,790	750,321
Magellan Midstream Partners	12,021	592,515
MPLX	26,396	755,718
Sunoco	16,932	593,297
		3,953,210
Financials — 1.3%
Compass Diversified Holdings	14,201	368,516
Industrials — 1.6%
Icahn Enterprises	8,523	480,442
Utilities — 1.3%
Suburban Propane Partners	25,213	370,631
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,375,412)		5,172,799

BUSINESS DEVELOPMENT COMPANY — 1.1%
Golub Capital BDC	20,102	318,014
TOTAL BUSINESS DEVELOPMENT COMPANY
(Cost $309,557)		318,014

 The accompanying notes are an integral part of the financial statements.
3

Schedule of Investments
May 31, 2021 (Unaudited)
Global X SuperDividend® Alternatives ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 5.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,698,256)	1,698,256	$1,698,256

REPURCHASE AGREEMENT(C) — 5.5%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $1,629,331 (collateralized by U.S. Treasury Obligations, ranging in par value $32,325 - $235,015, 2.000%, 10/31/2022, with a total market value of $1,661,121)

(Cost $1,629,331)	$1,629,331	1,629,331
TOTAL INVESTMENTS — 110.7%
(Cost $29,782,383)		$32,533,041

Percentages are based on Net Assets of $29,382,912.

(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $3,246,286.
(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $3,327,587.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

BDC — Business Development Company
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s

 The accompanying notes are an integral part of the financial statements.
4

Schedule of Investments
May 31, 2021 (Unaudited)
Global X SuperDividend® Alternatives ETF

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,932,020	$—	$—	$8,932,020
Exchange Traded Funds	7,592,793	—	—	7,592,793
Closed-End Funds	7,189,828	—	—	7,189,828
Master Limited Partnerships	5,172,799	—	—	5,172,799
Business Development Company	318,014	—	—	318,014
Short-Term Investment	1,698,256	—	—	1,698,256
Repurchase Agreement	—	1,629,331	—	1,629,331
Total Investments in Securities	$30,903,710	$1,629,331	$—	$32,533,041

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2021:

	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Loss	Value at 5/31/2021	Shares	Dividend Income
Global X SuperDividend® REIT ETF	$3,618,456	$1,110,899	$(30,583)	$633,835	$(17,881)	$5,314,726	533,607	$146,456

 The accompanying notes are an integral part of the financial statements.
5

Schedule of Investments
May 31, 2021 (Unaudited)
Global X S&P 500® Quality Dividend ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
IRELAND— 1.8%
Information Technology — 1.8%
Seagate Technology Holdings	1,816	$173,882
UNITED STATES— 97.8%
Communication Services — 1.7%
Lumen Technologies	11,533	159,617
Consumer Staples — 14.8%
Campbell Soup	2,488	121,091
Clorox	580	102,503
Conagra Brands	3,324	126,644
General Mills	1,980	124,463
Hershey	786	136,017
J M Smucker	1,020	135,956
Kellogg	1,891	123,842
Kraft Heinz	3,448	150,298
Mondelez International, Cl A	2,045	129,919
Procter & Gamble	862	116,241

 The accompanying notes are an integral part of the financial statements.
6

Schedule of Investments
May 31, 2021 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Tyson Foods, Cl A	1,698	$134,991
		1,401,965
Energy — 2.6%
Cabot Oil & Gas	6,912	113,357
Chevron	1,269	131,709
		245,066
Financials — 23.6%
Ameriprise Financial	611	158,762
Assurant	889	143,262
BlackRock, Cl A	171	149,974
Citizens Financial Group	3,323	165,818
Comerica	2,228	174,875
KeyCorp	7,420	170,956
M&T Bank	933	149,924
Northern Trust	1,306	158,274
PNC Financial Services Group	816	158,859
Regions Financial	7,560	176,979
Synchrony Financial	3,644	172,762
T Rowe Price Group	776	148,488
Travelers	870	138,939
Zions Bancorp	2,819	163,164
		2,231,036
Health Care — 7.8%
AbbVie	1,105	125,087
Amgen	515	122,539
Cardinal Health	2,163	121,279
Johnson & Johnson	770	130,323
Medtronic	1,046	132,413
Merck	1,414	107,308
		738,949
Industrials — 13.4%
CH Robinson Worldwide	1,260	122,245

 The accompanying notes are an integral part of the financial statements.
7

Schedule of Investments
May 31, 2021 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	538	$138,417
Eaton	1,017	147,720
Emerson Electric	1,428	136,645
Fastenal	2,373	125,864
Illinois Tool Works	574	133,030
Johnson Controls International	2,579	171,607
Lockheed Martin	326	124,597
Snap-On	651	165,757
		1,265,882
Information Technology — 7.1%
Automatic Data Processing	679	133,098
Cisco Systems	2,654	140,397
Intel	2,364	135,032
Paychex	1,281	129,560
Texas Instruments	729	138,378
		676,465
Materials — 9.7%
Amcor	10,269	121,174
CF Industries Holdings	2,986	158,766
Dow	2,178	149,019
Eastman Chemical	1,145	143,583
Nucor	2,073	212,565
Packaging Corp of America	867	128,880
		913,987
Real Estate — 15.9%
AvalonBay Communities ‡	723	149,618
Digital Realty Trust ‡	901	136,556
Equity Residential ‡	1,996	154,590
Essex Property Trust ‡	481	142,034
Kimco Realty ‡	7,967	169,777
Mid-America Apartment Communities ‡	965	155,076
ProLogis ‡	1,205	141,997

 The accompanying notes are an integral part of the financial statements.
8

Schedule of Investments
May 31, 2021 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Public Storage ‡	535	$151,127
Regency Centers ‡	2,494	161,112
Weyerhaeuser ‡	3,674	139,465
		1,501,352
Utilities — 1.2%
NRG Energy	3,540	113,811
TOTAL UNITED STATES		9,248,130
TOTAL COMMON STOCK
(Cost $7,660,449)		9,422,012

TOTAL INVESTMENTS — 99.6%
(Cost $7,660,449)		$9,422,012

Percentages are based on Net Assets of $9,455,575.

‡	Real Estate Investment Trust

Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
9

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.3%
BERMUDA— 1.0%
Financials — 0.7%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	102,040	$2,685,693
Aspen Insurance Holdings, 5.625%	92,015	2,410,793
Aspen Insurance Holdings, 5.625%	92,011	2,386,765
RenaissanceRe Holdings, 5.750%	92,026	2,453,413
RenaissanceRe Holdings, 5.375%	102,032	2,561,003
		12,497,667
Industrials — 0.3%
Triton International, 8.000%	61,266	1,761,398
Triton International, 7.375%	65,588	1,812,852
Triton International, 6.875%	56,373	1,513,051
		5,087,301

 The accompanying notes are an integral part of the financial statements.
10

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
TOTAL BERMUDA		$17,584,968
CANADA— 1.3%
Energy — 0.3%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	229,852	6,222,094
Financials — 0.4%
Brookfield Finance, 4.625%	159,740	4,023,850
Brookfield Finance I UK, 4.500%	95,052	2,343,032
		6,366,882
Utilities — 0.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	105,923	2,949,956
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	129,270	3,604,048
Brookfield Infrastructure Partners, 5.125%	74,242	1,925,095
Brookfield Renewable Partners, 5.250%	77,229	2,074,371
		10,553,470
TOTAL CANADA		23,142,446
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 5.100%	352,127	9,211,642
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	92,004	2,324,941
TOTAL NETHERLANDS		11,536,583
UNITED KINGDOM— 0.3%
Financials — 0.3%
Prudential, 6.750%	92,024	2,546,304
Prudential, 6.500%	110,943	3,036,510
TOTAL UNITED KINGDOM		5,582,814

 The accompanying notes are an integral part of the financial statements.
11

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED STATES— 96.1%
Communication Services — 4.4%
AT&T, 5.625%	314,871	$8,454,286
AT&T, 5.350%	499,557	13,113,371
AT&T, 5.000%	454,010	11,958,624
AT&T, 4.750%	674,083	17,256,525
Qwest, 6.750%	252,412	6,693,966
Qwest, 6.500%	372,244	9,436,385
United States Cellular, 7.250%	110,919	2,779,630
United States Cellular, 6.250%	184,775	4,933,493
United States Cellular, 5.500%	180,137	4,606,103
		79,232,383
Consumer Discretionary — 3.1%
Aptiv, 5.500%	110,661	18,797,984
Brunswick, 6.625%	46,542	1,293,402
Brunswick, 6.375%	84,646	2,437,805
Ford Motor, 6.200%	286,617	7,732,927
Ford Motor, 6.000%	305,292	8,166,561
Qurate Retail, 8.000%	120,792	12,753,219
QVC, 6.250%	184,820	4,809,016
		55,990,914
Energy — 1.3%
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	305,781	7,617,005
Energy Transfer, 7.400%	164,238	4,102,665
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	166,472	4,090,217
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	63,458	1,557,894
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	141,850	2,973,176

 The accompanying notes are an integral part of the financial statements.
12

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
NuStar Logistics, 6.918%, VAR ICE LIBOR USD 3 Month+6.734%	148,949	$3,722,235
		24,063,192
Financials — 53.9%
Affiliated Managers Group, 5.875%	110,938	3,062,998
Affiliated Managers Group, 4.750%	102,039	2,658,116
Allstate, 5.625%	220,304	6,131,060
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165% (A)	191,981	5,219,963
Allstate, 5.100%	434,954	11,926,439
Allstate, 4.750%	110,936	2,969,757
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.297%	110,937	3,146,173
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	147,531	4,058,578
American Financial Group, 5.625% (A)	55,428	1,574,155
American Financial Group, 5.125%	76,200	2,054,352
American International Group, 5.850%	191,869	5,333,958
Apollo Global Management, 6.375%	110,936	2,985,288
Apollo Global Management, 6.375%	102,043	2,641,893
Arch Capital Group, 5.450%	121,931	3,223,856
Arch Capital Group, 5.250%	166,524	4,238,036
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.712%	55,417	1,523,967
Associated Banc-Corp, 5.625% (A)	36,500	1,027,110
Assurant, 5.250%	98,607	2,619,988
Assured Guaranty Municipal Holdings, 6.250%	84,634	2,177,633

 The accompanying notes are an integral part of the financial statements.
13

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.970%	229,781	$6,571,737
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	328,757	9,599,704
Athene Holding, 5.625%	127,176	3,424,850
Athene Holding, 4.875%	220,690	5,574,629
Axis Capital Holdings, 5.500%	210,822	5,354,879
BancorpSouth Bank, 5.500%	65,190	1,765,997
Bank of America, 7.250%	29,472	41,427,022
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327% (A)	397,772	10,743,822
Bank of America, 6.000%	509,913	14,083,797
Bank of America, 5.875%	324,984	8,976,058
Bank of America, 5.375%	539,227	14,871,881
Bank of America, 5.000%	505,986	13,666,682
Bank of America, 4.375%	426,451	10,844,649
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500% (A)	155,430	3,930,825
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	75,850	1,919,005
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350% (A)	117,406	2,982,112
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650% (A)	110,532	2,442,757
BOK Financial, 5.375%	55,405	1,410,057
Brighthouse Financial, 6.750% (A)	148,412	4,125,854
Brighthouse Financial, 6.600%	157,059	4,358,387
Brighthouse Financial, 6.250%	138,845	3,790,469
Brighthouse Financial, 5.375%	226,129	5,942,670
Capital One Financial, 6.000%	184,775	4,745,022
Capital One Financial, 5.200%	230,068	5,898,943

 The accompanying notes are an integral part of the financial statements.
14

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Capital One Financial, 5.000%	578,664	$15,160,997
Capital One Financial, 4.800%	483,584	12,374,915
Capital One Financial, 4.625%	46,529	1,196,261
Charles Schwab, 6.000%	230,014	5,752,650
Charles Schwab, 5.950%	286,698	7,259,193
CIT Group, 5.625%	74,247	1,963,091
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	361,244	10,273,779
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	576,297	16,349,546
Citigroup Capital XIII, 6.556%, VAR ICE LIBOR USD 3 Month+6.370%	862,685	23,896,375
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	110,946	3,181,931
Citizens Financial Group, 5.000%	166,531	4,394,753
Cullen, 4.450%	65,727	1,681,954
Dime Community Bancshares, 5.500%	48,736	1,259,826
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	147,546	4,228,668
Equitable Holdings, 5.250%	305,328	8,124,778
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	166,545	4,766,518
Fifth Third Bancorp, 4.950% (A)	92,022	2,506,679
First Citizens BancShares, 5.375%	127,178	3,379,119
First Horizon, 6.500%	55,425	1,536,935
First Midwest Bancorp, 7.000%	40,108	1,116,206
First Midwest Bancorp, 7.000%	45,198	1,265,092
First Republic Bank, 5.500%	110,936	3,025,225
First Republic Bank, 4.700%	146,053	3,814,904
First Republic Bank, 4.125% (A)	184,773	4,672,909
Fulton Financial, 5.125%	83,187	2,183,659
Globe Life, 6.125%	110,934	2,833,254

 The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
GMAC Capital Trust I, Ser 2, 5.941%, VAR ICE LIBOR USD 3 Month+5.785%	1,023,762	$25,901,179
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550% (A)	267,131	7,760,156
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	387,839	10,568,613
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	521,909	13,005,972
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	75,954	1,925,434
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	287,012	6,957,171
Hancock Whitney, 6.250%	63,513	1,757,405
Hartford Financial Services Group, 6.000%	127,191	3,509,200
Huntington Bancshares, 6.250%	230,020	5,856,309
JPMorgan Chase, 6.150%	445,585	11,152,993
JPMorgan Chase, 6.100%	550,408	13,776,712
JPMorgan Chase, 6.000%	711,608	19,868,095
JPMorgan Chase, 5.750%	653,167	17,870,649
JPMorgan Chase, 4.750%	342,530	8,953,734
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	191,712	5,826,128
KeyCorp, 5.650%	157,059	4,259,440
KeyCorp, 5.625%	166,538	4,574,799
KKR, 6.750%	127,177	3,183,240
KKR, 6.500%	56,849	1,442,259
KKR, 6.000%	217,053	16,129,209
MetLife, 5.625%	306,860	8,404,895
MetLife, 4.750%	388,037	10,302,382
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	230,062	5,924,097

 The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	327,887	$9,502,165
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	323,566	9,189,274
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	387,476	11,194,182
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	387,504	11,253,116
Morgan Stanley, 4.875%	192,013	5,097,945
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	417,960	10,440,641
Navient, 6.000%	110,915	2,791,730
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	197,223	5,601,133
New York Community Capital Trust V, 6.000%	26,922	1,353,369
Northern Trust, 4.700%	147,542	4,042,651
Oaktree Capital Group, 6.550%	86,436	2,353,652
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	92,025	2,599,706
Prudential Financial, 5.625% (A)	216,593	6,014,788
Prudential Financial, 4.125%	184,774	4,757,931
Ready Capital, 7.000% ‡	42,295	1,143,234
Regions Financial, Ser A, 6.375%	191,980	4,816,778
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	191,835	5,547,868
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148%	191,881	5,416,801
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	147,543	3,849,397
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	147,550	4,063,527
Selective Insurance Group, 4.600%	83,457	2,104,786

 The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Signature Bank NY, 5.000%	285,270	$7,482,632
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	286,409	8,159,793
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	191,713	5,636,362
Stifel Financial, 6.125%	83,235	2,248,177
Stifel Financial, 5.200%	83,223	2,188,765
SVB Financial Group, 5.250%	129,261	3,433,172
Synchrony Financial, 5.625%	286,660	7,653,822
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	76,101	2,015,155
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	129,260	3,482,264
TCF Financial, 5.700%	66,854	1,781,659
Truist Financial, 5.625%	172,325	4,309,848
Truist Financial, 5.250%	220,362	6,066,566
Truist Financial, 4.750%	352,097	9,246,067
Truist Financial, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	65,048	1,722,471
Unum Group, 6.250%	110,936	2,999,709
US Bancorp, 5.500% (A)	220,263	6,215,822
US Bancorp, 3.750%	179,721	4,388,787
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+1.020%	5,629	5,325,372
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	380,780	9,310,071
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	110,942	3,111,923
Wells Fargo, 7.500%	37,917	55,159,377
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	319,725	9,198,488

 The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	664,278	$18,001,934
Wells Fargo, 5.625%	263,648	6,852,212
Wells Fargo, 5.500%	445,490	11,297,626
Wells Fargo, 5.200%	140,674	3,518,257
Wells Fargo, 5.125%	248,736	6,355,205
Wells Fargo, 4.750%	774,123	20,073,009
Wells Fargo, 4.700%	453,080	11,671,341
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.507%	105,926	3,012,535
Wintrust Financial, 6.500%, VAR ICE LIBOR USD 3 Month+4.060%	48,428	1,364,701
WR Berkley, 5.750%	106,591	2,699,950
WR Berkley, 5.700%	68,454	1,848,258
WR Berkley, 5.100%	110,931	2,987,372
		978,087,792
Health Care — 6.0%
Avantor, 6.250%	199,077	19,840,014
Becton Dickinson, 6.000%	332,111	18,100,049
Boston Scientific, 5.500%	95,049	10,827,032
Change Healthcare, 6.000%	51,287	4,054,238
Danaher, 5.000%	16,503	23,682,300
Danaher, 4.750%	15,817	27,474,129
Elanco Animal Health, 5.000%	105,989	5,739,304
		109,717,066
Industrials — 1.3%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	92,013	2,458,587

 The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
Fortress Transportation and Infrastructure Investors, 8.250%, VAR ICE LIBOR USD 3 Month+6.886%	33,792	$885,013
Fortress Transportation and Infrastructure Investors, 8.000%, VAR ICE LIBOR USD 3 Month+6.447%	48,141	1,227,596
Pitney Bowes, 6.700%	157,007	3,890,633
Stanley Black & Decker, 5.250%	72,913	9,218,391
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	206,471	6,491,448
		24,171,668
Information Technology — 3.9%
Broadcom, 8.000%	38,217	58,123,471
II-VI, 6.000%	21,925	6,155,224
Sabre, 6.500%	31,564	5,531,907
		69,810,602
Real Estate — 6.5%
American Homes 4 Rent, 6.500% ‡	98,954	2,502,547
American Homes 4 Rent, 6.350% ‡	84,631	2,146,242
American Homes 4 Rent, 5.875% ‡	56,839	1,484,066
American Homes 4 Rent, 5.875% ‡	42,282	1,119,627
Brookfield Property Partners, 6.500%	77,084	2,023,455
Brookfield Property Partners, 6.375%	93,756	2,489,222
Brookfield Property Partners, 5.750%	105,865	2,592,634
Digital Realty Trust, 5.850% ‡	77,419	2,191,732
Digital Realty Trust, 5.250% ‡	74,243	1,986,000
Digital Realty Trust, 5.200% ‡	127,180	3,530,517
Diversified Healthcare Trust, 6.250% ‡	91,997	2,299,925
Diversified Healthcare Trust, 5.625% ‡	129,233	2,993,036
EPR Properties, 5.750% ‡	55,380	1,427,143

 The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
EPR Properties, 5.750% ‡	49,550	$1,304,651
Federal Realty Investment Trust, 5.000% ‡	55,412	1,451,240
iStar, 7.500% ‡	45,463	1,162,489
Kimco Realty, 5.250% ‡	97,661	2,559,695
Kimco Realty, 5.125% ‡	83,225	2,193,811
National Retail Properties, 5.200% ‡	127,170	3,237,748
Office Properties Income Trust, 6.375% ‡	60,238	1,627,028
Office Properties Income Trust, 5.875% ‡	114,218	2,856,592
PS Business Parks, 5.250% ‡	84,637	2,256,422
PS Business Parks, 5.200% ‡	69,804	1,810,716
PS Business Parks, 4.875% ‡	119,815	3,246,986
Public Storage, 5.600% ‡	105,145	2,943,009
Public Storage, 5.150% ‡	103,566	2,753,820
Public Storage, 5.125% ‡ (A)	76,229	1,936,217
Public Storage, 5.050% ‡	110,933	2,933,069
Public Storage, 4.950% ‡	119,807	3,052,682
Public Storage, 4.900% ‡	129,256	3,321,879
Public Storage, 4.875% ‡	117,118	3,196,150
Public Storage, 4.750% ‡ (A)	84,652	2,346,553
Public Storage, 4.700% ‡	95,891	2,612,071
Public Storage, 4.625% ‡	216,722	5,844,992
Public Storage, 4.125% ‡	84,642	2,200,692
Public Storage, 3.900% ‡	71,922	1,853,430
Public Storage, 3.875% ‡	111,615	2,864,041
QTS Realty Trust, 7.125% ‡	39,758	1,083,406
QTS Realty Trust, 6.500% ‡ (A)	28,973	4,141,111
RLJ Lodging Trust, 1.950% ‡	118,896	3,293,419
SITE Centers, 6.375% ‡	65,512	1,691,520
SL Green Realty, 6.500% ‡	84,629	2,191,045
VEREIT, Ser F, 6.700% ‡	149,254	3,791,052

 The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Vornado Realty Trust, 5.700% ‡	110,919	$2,865,038
Vornado Realty Trust, 5.400% ‡	110,918	2,828,409
Vornado Realty Trust, 5.250% ‡	121,190	3,226,078
Vornado Realty Trust, 5.250% ‡	118,039	3,125,673
		118,588,880
Utilities — 15.7%
Alabama Power, 5.000%	92,026	2,469,978
American Electric Power, 6.125%	162,200	8,144,062
CMS Energy, 5.875%	103,578	2,856,681
CMS Energy, 5.875%	240,816	6,542,971
CMS Energy, 5.625%	76,268	2,082,879
Dominion Energy, 7.250% (A)	155,263	15,448,669
Dominion Energy, 5.250%	305,345	7,749,656
DTE Energy, 6.250%	222,716	11,369,652
DTE Energy, 6.000%	103,566	2,646,111
DTE Energy, 5.375%	110,923	2,779,730
DTE Energy, 5.250%	147,539	3,831,588
DTE Energy, 4.375%	94,781	2,429,237
Duke Energy, 5.750%	387,694	10,843,801
Duke Energy, 5.625%	191,896	5,204,219
Duke Energy, 5.125%	184,778	4,813,467
Entergy Arkansas, 4.875%	151,852	3,834,263
Entergy Louisiana, 4.875%	99,379	2,513,295
Entergy Mississippi, 4.900%	96,240	2,456,045
Essential Utilities, 6.000%	93,185	5,612,533
Georgia Power, 5.000%	99,392	2,659,730
Interstate Power and Light, 5.100%	76,230	1,975,119
National Rural Utilities Cooperative Finance, 5.500%	92,033	2,440,715
NextEra Energy, 6.219%	384,904	18,621,656

 The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
NextEra Energy, 5.279%	480,262	$22,985,339
NextEra Energy, 4.872%	289,175	16,089,697
NextEra Energy Capital Holdings, 5.650%	262,599	7,316,008
NextEra Energy Capital Holdings, 5.250%	218,224	5,483,969
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	191,881	5,364,993
PG&E, 5.500%	154,315	15,556,495
PPL Capital Funding, Ser B, 5.900%	166,528	4,316,406
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	102,023	2,575,061
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	131,148	3,286,569
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	110,922	2,828,511
SCE Trust VI, 5.000%	175,418	4,374,925
Sempra Energy, 5.750%	288,878	7,845,926
South Jersey Industries, 5.625%	74,238	1,939,839
Southern, 6.750%	332,268	17,231,418
Southern, 5.250%	305,315	7,822,170
Southern, 5.250%	166,536	4,388,224
Southern, 4.950%	387,970	10,471,310
Southern, 4.200%	286,916	7,267,582
Spire, 5.900%	92,022	2,551,770
Tennessee Valley Authority, 2.216%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	85,351	2,225,101
Tennessee Valley Authority, 2.134%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	109,986	2,966,322
		284,213,692
TOTAL UNITED STATES		1,743,876,189

 The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $1,752,829,856)		$1,801,723,000

SHORT-TERM INVESTMENT — 0.5%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $8,811,223)	8,811,223	8,811,223
TOTAL SHORT-TERM INVESTMENT
(Cost $8,811,223)		8,811,223

REPURCHASE AGREEMENT — 0.4%(B)
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $8,453,617 (collateralized by U.S. Treasury Obligations, ranging in par value $167,717 - $1,219,349, 2.000%, 10/31/2022, with a total market value of $8,618,547)

(Cost $8,453,617)	$8,453,617	8,453,617
TOTAL REPURCHASE AGREEMENT
(Cost $8,453,617)		8,453,617

TOTAL INVESTMENTS — 100.2%
(Cost $1,770,094,696)		$1,818,987,840

Percentages are based on Net Assets of $1,814,472,715.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $16,943,491.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $17,264,840.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

 The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments
May 31, 2021 (Unaudited)
Global X U.S. Preferred ETF

Cl — Class
ICE —  Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD – U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,801,723,000	$—	$—	$1,801,723,000
Short-Term Investment	8,811,223	—	—	8,811,223
Repurchase Agreement	—	8,453,617	—	8,453,617
Total Investments in Securities	$1,810,534,223	$8,453,617	$—	$1,818,987,840

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
PREFERRED STOCK — 99.3%
BERMUDA— 1.0%
Energy — 0.4%
Teekay LNG Partners, 8.500%, VAR ICE LIBOR USD 3 Month+6.241%	4,452	$121,495
Financials — 0.6%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	7,203	189,583
TOTAL BERMUDA		311,078
CANADA— 3.4%
Energy — 1.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	15,716	425,432
Industrials — 0.4%
Atlas, 8.000%, VAR ICE LIBOR USD 3 Month+5.008%	3,929	105,022
Utilities — 1.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	7,530	209,710
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month+4.010%	9,168	255,604
		465,314
TOTAL CANADA		995,768
 The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	6,548	$165,468
UNITED KINGDOM— 0.2%
Industrials — 0.2%
Altera Infrastructure, 8.875%, VAR ICE LIBOR USD 3 Month+6.407%	3,001	69,473
UNITED STATES— 94.1%
Consumer Staples — 2.3%
CHS, Ser 2, 7.100%, VAR ICE LIBOR USD 3 Month+4.298%	11,001	309,788
CHS, Ser 3, 6.750%, VAR ICE LIBOR USD 3 Month+4.155%	12,900	354,492
		664,280
Energy — 6.4%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	4,224	102,136
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	20,955	521,989
Energy Transfer, 7.400%	11,655	291,142
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	11,788	289,631
NGL Energy Partners, 9.000%, VAR ICE LIBOR USD 3 Month+7.213%	8,241	112,572
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	4,519	110,942
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	10,085	211,382
NuStar Logistics, 6.918%, VAR ICE LIBOR USD 3 Month+6.734%	10,543	263,470
		1,903,264
Financials — 80.4%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%‡	8,513	221,849

 The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
AGNC Investment, 6.875%, VAR ICE LIBOR USD 3 Month+4.332%‡	6,155	$158,183
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993%‡	10,543	267,792
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697%‡	15,062	378,659
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	13,096	356,080
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.297%	7,857	222,824
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.322%	10,477	288,222
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	18,860	482,062
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989%‡	11,591	297,657
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	11,131	282,727
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.712%	3,929	108,047
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.970%	15,716	449,478
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	22,604	660,037
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	24,628	665,202
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	7,282	184,963
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	9,892	250,169
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	4,849	122,680

 The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month+0.650%	6,874	$151,915
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.791%‡	8,513	214,187
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month+5.379%‡	5,239	131,970
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month+4.743%‡	6,811	170,003
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	38,864	1,102,572
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	24,696	702,354
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	7,857	225,339
Compass Diversified Holdings, 7.875%, VAR ICE LIBOR USD 3 Month+4.985%	2,492	64,418
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	10,477	300,271
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	11,788	337,373
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	18,196	528,594
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	25,996	708,391
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	35,095	874,567
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	5,199	131,795
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	19,497	472,607
Heartland Financial USA, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.675%	2,891	80,919
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	7,530	188,401

 The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	13,096	$397,987
Merchants Bancorp, 6.000%, VAR ICE LIBOR USD 3 Month+4.569%	3,118	82,596
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	15,716	404,687
MFA Financial, 6.500%, VAR ICE LIBOR USD 3 Month+5.345%‡	7,203	165,381
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	23,015	664,903
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	23,015	668,356
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	25,316	632,394
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	19,850	575,253
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	19,562	555,561
New Residential Investment, 7.500%, VAR ICE LIBOR USD 3 Month+5.802%‡	4,067	102,082
New Residential Investment, 7.125%, VAR ICE LIBOR USD 3 Month+5.640%‡	7,399	182,903
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month+4.969%‡	10,543	244,703
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	13,490	383,116
New York Mortgage Trust, 7.875%, VAR ICE LIBOR USD 3 Month+6.429%‡	4,853	122,101
PennyMac Mortgage Investment Trust, 8.000%, VAR ICE LIBOR USD 3 Month+5.990%‡	5,107	133,293
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	6,548	184,981
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month+3.148%	13,096	369,700

 The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	13,096	$378,736
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	10,477	273,345
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	10,477	288,537
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	19,645	559,686
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	13,096	385,022
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	5,239	138,729
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	9,168	246,986
Truist Financial, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	4,519	119,663
Two Harbors Investment, 8.125%, VAR ICE LIBOR USD 3 Month+5.660%‡	3,766	98,820
Two Harbors Investment, 7.625%, VAR ICE LIBOR USD 3 Month+5.352%‡	7,530	189,003
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011%‡	7,727	191,243
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+1.020%	377	356,665
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	26,193	640,419
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	7,857	220,389
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	21,837	628,250
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	44,844	1,215,272

 The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.507%	7,530	$214,153
		23,797,222
Industrials — 2.6%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	6,548	174,963
Fortress Transportation and Infrastructure Investors, 8.250%, VAR ICE LIBOR USD 3 Month+6.886%	2,737	71,682
Fortress Transportation and Infrastructure Investors, 8.000%, VAR ICE LIBOR USD 3 Month+6.447%	3,219	82,084
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	14,152	444,939
		773,668
Utilities — 2.4%
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	13,096	366,164
Tennessee Valley Authority, 2.216%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	6,078	158,454
Tennessee Valley Authority, 2.134%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	7,033	189,680
		714,298
TOTAL UNITED STATES		27,852,732
TOTAL PREFERRED STOCK
(Cost $28,862,307)		29,394,519
TOTAL INVESTMENTS — 99.3%
(Cost $28,862,307)		$29,394,519

Percentages are based on Net Assets of $29,613,800.

‡	Real Estate Investment Trust

 The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Variable Rate Preferred ETF

ICE —  Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD – U.S. Dollar
VAR – Variable Rate

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments
May 31, 2021 (Unaudited)
Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 95.8%
UNITED STATES— 95.8%
Energy — 95.8%
BP Midstream Partners	3,157,890	$44,652,565
Cheniere Energy Partners	1,098,505	45,324,316
Crestwood Equity Partners	1,500,390	43,001,177
DCP Midstream	1,729,746	43,537,707
Delek Logistics Partners	542,386	23,751,083
Energy Transfer	8,513,047	84,279,165
Enterprise Products Partners	4,003,260	94,516,969
Genesis Energy	4,762,794	44,484,496
Holly Energy Partners	2,123,017	45,156,572
Magellan Midstream Partners	1,558,609	76,823,838
MPLX	2,332,714	66,785,602
NuStar Energy	2,485,841	45,615,182
Oasis Midstream Partners	1,419,820	40,109,915
PBF Logistics	1,620,529	26,349,801
Phillips 66 Partners	1,258,968	50,459,437
Plains All American Pipeline	5,656,550	59,563,471
Shell Midstream Partners	2,962,631	42,780,392
Western Midstream Partners	2,186,613	43,688,528
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $652,494,313)		920,880,216

COMMON STOCK — 4.2%
UNITED STATES— 4.2%
Energy — 4.2%
EnLink Midstream	4,006,581	19,552,116

 The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments
May 31, 2021 (Unaudited)
Global X MLP ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess Midstream, Cl A	820,830	$20,906,540
TOTAL COMMON STOCK
(Cost $39,173,227)		40,458,656
TOTAL INVESTMENTS — 100.0%
(Cost $691,667,540)		$961,338,872

Percentages are based on Net Assets of $961,716,152.

Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments
May 31, 2021 (Unaudited)
Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 76.1%
CANADA— 22.5%
Energy — 22.5%
Enbridge	1,883,561	$72,479,427
Pembina Pipeline (A)	1,150,621	37,188,071
TC Energy	1,452,207	74,149,689
Total Energy		183,817,187
TOTAL CANADA		183,817,187
UNITED STATES— 53.6%
Energy — 53.6%
Antero Midstream	3,783,154	36,318,278
Archrock	2,559,958	23,551,614
Cheniere Energy *	631,898	53,648,140
EnLink Midstream	4,384,964	21,398,624
Equitrans Midstream	4,465,086	36,792,309
Kinder Morgan	3,995,898	73,284,769
ONEOK	1,049,668	55,359,490
Plains GP Holdings, Cl A	3,117,594	34,012,951
Targa Resources	951,668	36,981,819
Williams	2,519,652	66,367,634
Total Energy		437,715,628

 The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments
May 31, 2021 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$437,715,628
TOTAL COMMON STOCK
(Cost $551,082,300)		621,532,815

MASTER LIMITED PARTNERSHIPS — 23.7%
UNITED STATES— 23.7%
Energy — 23.7%
Cheniere Energy Partners	126,713	5,228,178
DCP Midstream	278,653	7,013,696
Enable Midstream Partners	271,941	2,300,621
Energy Transfer	3,625,863	35,896,044
Enterprise Products Partners	1,534,423	36,227,727
Holly Energy Partners	140,804	2,994,901
Magellan Midstream Partners	699,456	34,476,186
MPLX	979,064	28,030,602
Phillips 66 Partners	180,854	7,248,628
Plains All American Pipeline	1,454,052	15,311,168
Shell Midstream Partners	387,734	5,598,879
Western Midstream Partners	655,577	13,098,429
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $149,203,987)		193,425,059

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $6,144,595)	6,144,595	6,144,595

 The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments
May 31, 2021 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.7%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $5,895,215 (collateralized by U.S. Treasury Obligations, ranging in par value $116,959 - $850,325, 2.000%, 10/31/2022, with a total market value of $6,010,229)

(Cost $5,895,215)	$5,895,215	$5,895,215
TOTAL INVESTMENTS — 101.3%
(Cost $712,326,097)		$826,997,684

Percentages are based on Net Assets of $816,171,876.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $11,703,072.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $12,039,810.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$621,532,815	$—	$—	$621,532,815
Master Limited Partnerships	193,425,059	—	—	193,425,059
Short-Term Investment	6,144,595	—	—	6,144,595
Repurchase Agreement	—	5,895,215	—	5,895,215
Total Investments in Securities	$821,102,469	$5,895,215	$—	$826,997,684

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments
May 31, 2021 (Unaudited)
Global X TargetIncomeTM 5 ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X MLP & Energy Infrastructure ETF (A)	11,453	$399,480
Global X SuperDividend® ETF (A)	100,161	1,436,309
Global X SuperDividend® U.S. ETF (A)	73,858	1,484,546
Global X U.S. Preferred ETF (A)	54,058	1,394,156
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	31,841	1,014,773
Xtrackers USD High Yield Corporate Bond ETF	33,901	1,355,701
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,908,262)		7,084,965

TOTAL INVESTMENTS — 100.0%
(Cost $6,908,262)		$7,084,965

Percentages are based on Net Assets of $7,085,494.

(A)	Affiliated investment.

EM — Emerging Markets
ETF — Exchange Traded Fund
MLP — Master Limited Partnership
USD — U.S. Dollar

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments
May 31, 2021 (Unaudited)
Global X TargetIncomeTM 5 ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2021:

	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain	Value at 5/31/2021	Shares	Dividend Income
Global X MLP & Energy Infrastructure ETF	$0	$403,774	$(38,016)	$33,259	$463	$399,480	11,453	$5,559
Global X SuperDividend® ETF	$985,182	$1,105,097	$(834,787)	$145,906	$34,911	$1,436,309	100,161	$40,128
Global X SuperDividend® U.S. ETF	$233,537	$1,517,332	$(401,811)	$73,660	$61,828	$1,484,546	73,858	$19,566
Global X U.S. Preferred ETF	$0	$1,525,253	$(143,085)	$11,764	$224	$1,394,156	54,058	$9,959
Totals:	$1,218,719	$4,551,456	$(1,417,699)	$264,589	$97,426	$4,714,491	239,530	$75,212

 The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments
May 31, 2021 (Unaudited)
Global X TargetIncomeTM Plus 2 ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X SuperDividend® ETF (A)	43,723	$626,988
Global X U.S. Preferred ETF (A)	11,788	304,013
iShares 20+ Year Treasury Bond ETF	6,166	853,621
iShares Core U.S. Aggregate Bond ETF	5,097	583,861
SPDR Blackstone Senior Loan ETF	25,582	1,181,377
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	37,098	1,182,313
Xtrackers USD High Yield Corporate Bond ETF	29,616	1,184,344
TOTAL EXCHANGE TRADED FUNDS
(Cost $5,961,493)		5,916,517

TOTAL INVESTMENTS — 99.8%
(Cost $5,961,493)		$5,916,517

Percentages are based on Net Assets of $5,925,628.

(A)	Affiliated investment.

EM — Emerging Markets
ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depository Receipts
USD —  U.S. Dollar

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments
May 31, 2021 (Unaudited)
Global X TargetIncomeTM Plus 2 ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2021:

	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain/(Loss)	Value at 5/31/2021	Shares	Dividend Income
Global X SuperDividend® ETF	$0	$682,394	$(73,034)	$17,663	$(35)	$626,988	43,723	$6,617
Global X U.S. Preferred ETF	$0	$337,658	$(36,317)	$2,568	$104	$304,013	11,788	$2,209
Totals:	$0	$1,020,052	$(109,351)	$20,231	$69	$931,001	55,511	$8,826

 The accompanying notes are an integral part of the financial statements.
42

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Conscious Companies ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.6%
Financials — 0.6%
Toronto-Dominion Bank	35,317	$2,546,356
UNITED STATES— 99.2%
Communication Services — 8.1%
Alphabet, Cl A *	5,573	13,134,726
AT&T	75,765	2,229,764
Comcast, Cl A	43,736	2,507,822
Discovery, Cl A *	61,959	1,989,503
Facebook, Cl A *	15,749	5,177,169
Netflix *	4,704	2,365,218
Omnicom Group	29,294	2,409,139
T-Mobile US *	17,845	2,524,175
Verizon Communications	41,521	2,345,521
Walt Disney *	12,880	2,301,012
		36,984,049
Consumer Discretionary — 12.2%
Amazon.com *	4,169	13,436,979

 The accompanying notes are an integral part of the financial statements.
43

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Best Buy	20,212	$2,349,443
Booking Holdings *	1,001	2,363,912
BorgWarner	46,737	2,397,141
Choice Hotels International	21,548	2,605,368
Darden Restaurants	16,523	2,366,588
eBay	39,931	2,430,999
Etsy *	11,076	1,824,549
General Motors *	41,358	2,452,943
Hilton Worldwide Holdings *	18,682	2,340,294
Home Depot	7,357	2,346,221
Lowe’s	11,859	2,310,489
Marriott International, Cl A *	16,039	2,302,880
NIKE, Cl B	18,270	2,493,125
Ross Stores	18,461	2,333,286
Starbucks	20,274	2,308,803
Target	11,640	2,641,349
VF	26,556	2,117,044
Whirlpool	10,020	2,375,642
		55,797,055
Consumer Staples — 8.9%
Campbell Soup	47,847	2,328,713
Church & Dwight	27,162	2,328,598
Clorox	12,608	2,228,212
Coca-Cola	43,668	2,414,404
Colgate-Palmolive	29,817	2,498,068
Costco Wholesale	6,368	2,408,823
Estee Lauder, Cl A	7,592	2,327,100
General Mills	39,811	2,502,519
Hershey	15,047	2,603,884
Hormel Foods	51,273	2,488,791
J M Smucker	18,327	2,442,806
Kellogg	38,220	2,503,028
Kimberly-Clark	18,006	2,352,124

 The accompanying notes are an integral part of the financial statements.
44

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
McCormick	25,999	$2,315,471
PepsiCo	16,117	2,384,349
Procter & Gamble	17,762	2,395,206
Walgreens Boots Alliance	44,868	2,362,749
		40,884,845
Energy — 1.6%
Chevron	23,433	2,432,111
ConocoPhillips	47,925	2,671,340
ONEOK	47,100	2,484,054
		7,587,505
Financials — 10.6%
Aflac	45,930	2,603,312
Allstate	19,029	2,599,552
American Express	16,509	2,643,586
Bank of America	60,821	2,578,202
BlackRock, Cl A	2,931	2,570,604
Capital One Financial	17,567	2,824,422
Citigroup	33,374	2,626,867
FactSet Research Systems	6,991	2,337,511
Hartford Financial Services Group	34,862	2,278,232
JPMorgan Chase	15,872	2,606,817
Moody’s	7,272	2,438,665
Morgan Stanley	30,082	2,735,959
Northern Trust	21,763	2,637,458
PNC Financial Services Group	13,384	2,605,597
Progressive	24,155	2,393,277
Prudential Financial	24,196	2,588,246
S&P Global	6,130	2,326,151
T Rowe Price Group	13,345	2,553,566
US Bancorp	41,638	2,530,758
		48,478,782
Health Care — 14.4%
Abbott Laboratories	19,292	2,250,412

 The accompanying notes are an integral part of the financial statements.
45

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AbbVie	21,353	$2,417,160
Agilent Technologies	17,614	2,433,022
Amgen	9,041	2,151,216
Becton Dickinson	9,293	2,247,884
Biogen Idec *	9,058	2,422,834
Boston Scientific *	55,672	2,368,844
Bristol-Myers Squibb	36,028	2,367,760
Edwards Lifesciences *	24,443	2,344,084
Eli Lilly	12,596	2,515,924
Gilead Sciences	36,319	2,401,049
Humana	5,310	2,324,187
IDEXX Laboratories *	4,257	2,375,873
Illumina *	5,734	2,325,940
IQVIA Holdings *	10,259	2,463,801
Johnson & Johnson	14,378	2,433,477
Masimo *	9,648	2,080,109
Merck	30,551	2,318,515
Mettler-Toledo International *	1,789	2,327,400
PerkinElmer	17,627	2,557,148
Pfizer	60,987	2,362,027
Quest Diagnostics	17,926	2,360,316
Regeneron Pharmaceuticals *	4,864	2,443,819
Stryker	8,910	2,274,456
Thermo Fisher Scientific	4,869	2,285,996
Vertex Pharmaceuticals *	10,911	2,276,362
Waters *	7,770	2,503,882
Zoetis, Cl A	13,648	2,411,329
		66,044,826
Industrials — 10.3%
3M	11,766	2,388,969
Caterpillar	10,339	2,492,526
Cummins	9,272	2,385,500
Deere	6,324	2,283,596

 The accompanying notes are an integral part of the financial statements.
46

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FedEx	8,787	$2,766,235
Honeywell International	10,595	2,446,491
Illinois Tool Works	10,411	2,412,853
Owens Corning	24,865	2,651,852
Raytheon Technologies	29,544	2,620,848
Republic Services, Cl A	22,360	2,441,265
Rockwell Automation	8,843	2,332,076
Southwest Airlines *	38,725	2,380,039
Union Pacific	10,755	2,416,971
United Parcel Service, Cl B	13,318	2,858,043
Verisk Analytics, Cl A	12,587	2,175,411
Waste Connections	20,177	2,450,295
Waste Management	17,622	2,479,063
WW Grainger	5,622	2,598,264
Xylem	21,699	2,563,087
		47,143,384
Information Technology — 24.2%
Accenture, Cl A	8,159	2,302,143
Adobe *	4,711	2,377,076
Advanced Micro Devices *	28,740	2,301,499
Akamai Technologies *	22,234	2,539,345
Analog Devices	14,958	2,462,087
Apple	168,325	20,974,978
Applied Materials	17,671	2,440,895
Arista Networks *	7,466	2,533,811
Automatic Data Processing	12,141	2,379,879
Cisco Systems	45,829	2,424,354
Cognizant Technology Solutions, Cl A	30,229	2,163,187
F5 Networks *	11,350	2,104,631
Intel	39,362	2,248,357
Intuit	5,745	2,522,572
Jack Henry & Associates	14,019	2,161,029
Keysight Technologies *	16,099	2,292,176

 The accompanying notes are an integral part of the financial statements.
47

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Lam Research	3,814	$2,478,528
Littelfuse	8,625	2,253,195
Mastercard, Cl A	6,144	2,215,404
Micron Technology *	27,121	2,281,961
Microsoft	79,444	19,835,579
NVIDIA	3,909	2,539,991
ON Semiconductor *	55,999	2,242,200
Oracle	31,728	2,498,263
Paychex	23,972	2,424,528
Paycom Software *	5,953	1,962,109
QUALCOMM	17,572	2,364,137
salesforce.com *	10,190	2,426,239
Square, Cl A *	9,952	2,214,519
Texas Instruments	12,859	2,440,895
Visa, Cl A	10,361	2,355,055
Workday, Cl A *	9,527	2,179,015
		110,939,637
Materials — 2.7%
Air Products & Chemicals	8,186	2,453,016
Ecolab	10,620	2,284,150
International Flavors & Fragrances	16,451	2,330,613
Newmont	36,114	2,653,657
Steel Dynamics	45,926	2,867,160
		12,588,596
Real Estate — 2.7%
American Tower, Cl A ‡	9,360	2,391,106
CBRE Group, Cl A *	28,738	2,522,622
Equinix ‡	3,309	2,437,806
Jones Lang LaSalle *	13,371	2,704,284
ProLogis ‡	20,744	2,444,473
		12,500,291
Utilities — 3.5%
American Water Works	14,934	2,315,069

 The accompanying notes are an integral part of the financial statements.
48

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	23,826	$2,387,841
Entergy	22,296	2,346,877
Exelon	52,391	2,363,882
NextEra Energy	30,398	2,225,742
Sempra Energy	17,362	2,352,377
WEC Energy Group	24,569	2,307,275
		16,299,063
TOTAL UNITED STATES		455,248,033
TOTAL COMMON STOCK
(Cost $355,092,252)		457,794,389
TOTAL INVESTMENTS — 99.8%
(Cost $355,092,252)		$457,794,389

Percentages are based on Net Assets of $458,846,274.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
49

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
IRELAND— 0.6%
Information Technology — 0.6%
Seagate Technology Holdings	10,272	$983,544
UNITED STATES— 99.1%
Communication Services — 7.7%
AT&T	66,343	1,952,475
Cable One	106	192,449
Charter Communications, Cl A *	2,785	1,934,266
DISH Network, Cl A *	21,040	915,661
Electronic Arts	787	112,486
Fox, Cl A	22,312	833,353
Interpublic Group	28,069	945,645
Liberty Broadband, Cl C *	1,473	244,945
Lumen Technologies	66,778	924,208
Nexstar Media Group, Cl A	5,596	850,088
T-Mobile US *	2,235	316,141
Verizon Communications	59,190	3,343,643
ViacomCBS, Cl B	21,089	894,595

 The accompanying notes are an integral part of the financial statements.
50

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney *	673	$120,232
Zynga, Cl A *	13,635	147,803
		13,727,990
Consumer Discretionary — 5.8%
AutoZone *	167	234,902
Dick’s Sporting Goods	10,184	993,245
Dollar General	1,101	223,459
frontdoor *	7,582	407,153
Garmin	18,569	2,641,254
H&R Block	38,802	963,066
McDonald’s	11,112	2,598,986
Qurate Retail, Cl A *	72,060	982,178
Starbucks	1,111	126,521
Whirlpool	3,668	869,646
Yum! Brands	2,534	304,004
		10,344,414
Consumer Staples — 11.2%
Altria Group	18,106	891,177
Archer-Daniels-Midland	14,677	976,461
BJ’s Wholesale Club Holdings *	2,811	125,905
Bunge	10,406	903,449
Church & Dwight	2,116	181,405
Clorox	703	124,241
Coca-Cola	35,878	1,983,695
Costco Wholesale	759	287,107
Flowers Foods	95,249	2,294,548
Hershey	839	145,189
Hormel Foods	2,554	123,971
Ingredion	9,281	881,045
J M Smucker	6,445	859,054
Kraft Heinz	20,715	902,967
Kroger	90,783	3,357,155

 The accompanying notes are an integral part of the financial statements.
51

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Mondelez International, Cl A	2,720	$172,802
PepsiCo	6,847	1,012,945
Procter & Gamble	2,202	296,940
Tyson Foods, Cl A	10,829	860,906
Walgreens Boots Alliance	15,937	839,242
Walmart	18,276	2,595,740
		19,815,944
Energy — 4.3%
Baker Hughes, Cl A	44,058	1,075,015
Chevron	8,383	870,072
ConocoPhillips	17,211	959,341
Exxon Mobil	15,678	915,125
Kinder Morgan	51,613	946,582
ONEOK	16,514	870,948
Valero Energy	12,253	985,141
Williams	36,567	963,175
		7,585,399
Financials — 24.0%
Aflac	16,105	912,831
AGNC Investment ‡	198,332	3,677,075
Annaly Capital Management ‡	40,887	379,022
Aon, Cl A	539	136,566
Arthur J Gallagher	18,826	2,760,080
Bank of New York Mellon	18,283	952,179
Bank OZK	21,692	926,465
Berkshire Hathaway, Cl B *	487	140,957
Blackstone Mortgage Trust, Cl A ‡	26,561	850,749
Citigroup	12,416	977,263
Citizens Financial Group	19,587	977,391
Comerica	12,440	976,416
Erie Indemnity, Cl A	473	95,134
Fifth Third Bancorp	23,053	971,453

 The accompanying notes are an integral part of the financial statements.
52

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Horizon	48,694	$928,595
Huntington Bancshares	55,578	881,467
Invesco	32,692	932,703
Jefferies Financial Group	26,641	855,975
KeyCorp	42,931	989,130
Lincoln National	13,548	945,515
Marsh & McLennan	20,253	2,802,003
MetLife	13,753	898,896
MGIC Investment	59,614	877,518
Morningstar	908	214,279
New York Community Bancorp	70,206	840,366
Old Republic International	36,045	946,542
PacWest Bancorp	21,648	977,840
People’s United Financial	48,397	915,187
Principal Financial Group	13,694	895,451
Progressive	1,310	129,795
Prudential Financial	8,796	940,908
Radian Group	35,686	833,268
Regions Financial	41,919	981,324
Reinsurance Group of America, Cl A	6,546	824,992
Starwood Property Trust ‡	33,943	861,813
State Street	10,746	934,687
Synovus Financial	18,755	921,246
TCF Financial	18,660	886,350
Truist Financial	15,174	937,450
United Bankshares	22,105	910,505
Unum Group	30,349	939,909
Valley National Bancorp	63,854	914,389
W R Berkley	1,712	133,519
Wells Fargo	19,922	930,756
Zions Bancorp	16,053	929,148
		42,645,107
 The accompanying notes are an integral part of the financial statements.
53

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 12.3%
AbbVie	7,773	$879,904
Bio-Rad Laboratories, Cl A *	1,356	816,814
Bristol-Myers Squibb	1,720	113,038
Cardinal Health	13,961	782,793
Centene *	13,158	968,429
Cerner	11,468	897,371
Chemed	350	171,969
Cigna	3,403	880,867
CVS Health	11,230	970,721
Danaher	1,181	302,501
Eli Lilly	1,260	251,672
Johnson & Johnson	14,937	2,528,087
Medtronic	1,752	221,786
Merck	17,284	1,311,683
Perrigo	20,165	930,413
Pfizer	87,057	3,371,718
Premier, Cl A	67,353	2,222,649
QIAGEN *	42,386	2,092,173
Quest Diagnostics	8,482	1,116,825
Universal Health Services, Cl B	5,899	941,657
Viatris, Cl W *	9,782	149,078
		21,922,148
Industrials — 11.2%
Air Lease, Cl A	18,353	863,692
AMERCO *	217	124,784
CH Robinson Worldwide	24,975	2,423,074
CoreLogic	32,319	2,569,361
FTI Consulting *	1,037	142,639
General Dynamics	4,636	880,423
Huntington Ingalls Industries	4,130	892,947
Knight-Swift Transportation Holdings, Cl A	18,504	883,196
L3Harris Technologies	731	159,402

 The accompanying notes are an integral part of the financial statements.
54

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	6,661	$2,545,834
ManpowerGroup	7,534	911,539
Northrop Grumman	395	144,519
nVent Electric	29,017	944,213
Raytheon Technologies	10,925	969,157
Republic Services, Cl A	24,374	2,661,153
Waste Management	19,040	2,678,547
Watsco	610	177,754
		19,972,234
Information Technology — 12.0%
Accenture, Cl A	895	252,533
Akamai Technologies *	1,142	130,428
Amdocs	44,368	3,465,141
Automatic Data Processing	992	194,452
Black Knight *	3,406	249,966
Cisco Systems	16,587	877,452
Citrix Systems	16,128	1,854,075
Fidelity National Information Services	14,573	2,171,086
Hewlett Packard Enterprise	53,875	859,845
Intel	13,387	764,665
International Business Machines	5,970	858,128
Jack Henry & Associates	12,959	1,997,630
Juniper Networks	33,705	887,453
Motorola Solutions	898	184,368
NortonLifeLock	115,004	3,181,011
Paychex	8,771	887,099
Tyler Technologies *	5,445	2,195,206
Zoom Video Communications, Cl A *	1,202	398,499
		21,409,037
Materials — 6.5%
Air Products & Chemicals	456	136,645
AptarGroup	1,929	284,161

 The accompanying notes are an integral part of the financial statements.
55

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Chemours	29,035	$1,043,227
Corteva	17,988	818,454
Dow	13,292	909,439
Eastman Chemical	7,436	932,474
International Paper	15,238	961,518
LyondellBasell Industries, Cl A	7,971	897,694
Mosaic	25,806	932,629
Newmont	8,537	627,299
Nucor	10,740	1,101,279
Royal Gold	14,388	1,780,803
Sonoco Products	2,088	140,982
Steel Dynamics	16,832	1,050,822
		11,617,426
Real Estate — 1.6%
Alexandria Real Estate Equities ‡	733	130,664
CoreSite Realty ‡	937	113,611
CubeSmart ‡	4,695	205,594
Digital Realty Trust ‡	800	121,248
Equity LifeStyle Properties ‡	1,857	131,587
Equity Residential ‡	1,851	143,360
Essex Property Trust ‡	468	138,196
Extra Space Storage ‡	1,681	251,831
Public Storage ‡	820	231,634
SL Green Realty ‡	12,291	973,693
Sun Communities ‡	2,234	374,016
		2,815,434
Utilities — 2.5%
Alliant Energy	3,386	193,510
Ameren	1,763	148,444
American Electric Power	1,940	166,840
CMS Energy	2,570	161,242
Consolidated Edison	1,553	119,954

 The accompanying notes are an integral part of the financial statements.
56

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	7,505	$752,151
Eversource Energy	1,931	156,778
Hawaiian Electric Industries	49,078	2,112,808
National Fuel Gas	3,620	187,842
NextEra Energy	4,388	321,289
Southern	2,524	161,334
		4,482,192
TOTAL UNITED STATES		176,337,325
TOTAL COMMON STOCK
(Cost $153,433,827)		177,320,869
TOTAL INVESTMENTS — 99.7%
(Cost $153,433,827)		$177,320,869

Percentages are based on Net Assets of $177,799,646.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
57

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	87	$118,204
CHINA— 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings	792	53,571
IRELAND— 0.0%
Information Technology — 0.0%
Seagate Technology Holdings	434	41,556
KOREA— 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	1,346	54,903
PERU— 0.0%
Materials — 0.0%
Southern Copper	170	11,856

 The accompanying notes are an integral part of the financial statements.
58

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	1,024	$307,814
UNITED STATES— 99.0%
Communication Services — 11.4%
Activision Blizzard	1,537	149,473
Alphabet, Cl A *	587	1,383,471
Alphabet, Cl C *	560	1,350,474
Altice USA, Cl A *	654	23,583
AT&T	14,187	417,523
Charter Communications, Cl A *	265	184,050
Comcast, Cl A	9,023	517,379
Discovery, Cl C *	622	18,691
Discovery, Cl A *	311	9,986
DISH Network, Cl A *	481	20,933
Electronic Arts	575	82,185
Facebook, Cl A *	4,752	1,562,124
Fox, Cl A	688	25,697
Fox, Cl B	311	11,283
IAC *	170	27,110
Liberty Broadband, Cl C *	299	49,721
Liberty Broadband, Cl A *	47	7,617
Live Nation Entertainment *	264	23,789
Match Group *	481	68,966
Netflix *	858	431,411
Omnicom Group	434	35,692
Pinterest, Cl A *	945	61,709
Roku, Cl A *	217	75,236
Sirius XM Holdings	2,151	13,444
Snap, Cl A *	2,127	132,129
Spotify Technology *	264	63,774
Take-Two Interactive Software *	217	40,267
T-Mobile US *	1,143	161,677

 The accompanying notes are an integral part of the financial statements.
59

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Twitter *	1,537	$89,146
Verizon Communications	7,893	445,876
ViacomCBS, Cl B	1,056	44,796
ViacomCBS	7	326
Vimeo *	276	11,592
Walt Disney *	3,602	643,498
Warner Music Group, Cl A	170	6,101
Zillow Group, Cl A *	94	11,119
Zillow Group, Cl C *	279	32,732
ZoomInfo Technologies, Cl A *	170	7,451
Total Communication Services		8,242,031
Consumer Discretionary — 11.6%
Airbnb, Cl A *	139	19,516
Amazon.com *	850	2,739,609
Aptiv *	528	79,422
AutoZone *	47	66,110
Best Buy	481	55,911
Booking Holdings *	79	186,562
Burlington Stores *	113	36,541
Caesars Entertainment *	370	39,757
CarMax *	311	35,824
Carnival *	1,296	38,310
Carvana, Cl A *	170	45,065
Chewy, Cl A *	170	12,515
Chipotle Mexican Grill, Cl A *	47	64,483
Darden Restaurants	264	37,813
Dollar General	481	97,624
Dollar Tree *	481	46,898
Domino’s Pizza	69	29,454
DoorDash, Cl A *	151	22,692
DR Horton	698	66,513
DraftKings, Cl A *	543	27,123

 The accompanying notes are an integral part of the financial statements.
60

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	1,320	$80,362
Etsy *	232	38,217
Expedia Group *	264	46,715
Ford Motor *	7,750	112,608
Garmin	279	39,685
General Motors *	2,480	147,089
Genuine Parts	264	34,616
Hasbro	264	25,336
Hilton Worldwide Holdings *	528	66,143
Home Depot	2,137	681,511
Las Vegas Sands *	745	43,024
Lennar, Cl A	528	52,277
Lennar, Cl B	47	3,681
Lowe’s	1,461	284,647
Lululemon Athletica *	264	85,306
Marriott International, Cl A *	496	71,216
McDonald’s	1,490	348,495
MGM Resorts International	766	32,838
NIKE, Cl B	2,470	337,056
NVR *	6	29,323
O’Reilly Automotive *	138	73,847
Peloton Interactive, Cl A *	449	49,529
Ross Stores	698	88,220
Royal Caribbean Cruises *	368	34,323
Starbucks	2,329	265,226
Target	1,009	228,962
Tesla *	1,522	951,584
TJX	2,159	145,819
Tractor Supply	217	39,429
Ulta Beauty *	94	32,464
VF	622	49,586
Wayfair, Cl A *	138	42,303
Yum! Brands	575	68,983

 The accompanying notes are an integral part of the financial statements.
61

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Total Consumer Discretionary		$8,378,162
Consumer Staples — 5.9%
Altria Group	3,696	181,917
Archer-Daniels-Midland	1,103	73,383
Brown-Forman, Cl B	575	46,207
Brown-Forman, Cl A	47	3,525
Campbell Soup	434	21,123
Church & Dwight	481	41,236
Clorox	264	46,657
Coca-Cola	7,681	424,682
Colgate-Palmolive	1,678	140,583
Conagra Brands	962	36,652
Constellation Brands, Cl A	311	74,553
Costco Wholesale	872	329,851
Estee Lauder, Cl A	434	133,030
General Mills	1,226	77,065
Hershey	311	53,819
Hormel Foods	575	27,911
J M Smucker	217	28,924
Kellogg	528	34,579
Keurig Dr Pepper	1,342	49,600
Kimberly-Clark	698	91,180
Kraft Heinz	1,273	55,490
Kroger	1,465	54,176
McCormick	481	42,838
Mondelez International, Cl A	2,800	177,883
Monster Beverage *	745	70,231
PepsiCo	2,734	404,468
Philip Morris International	3,106	299,512
Procter & Gamble	4,912	662,383
Sysco	962	77,922
Tyson Foods, Cl A	575	45,713
Walgreens Boots Alliance	1,414	74,461

 The accompanying notes are an integral part of the financial statements.
62

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	2,850	$404,786
Total Consumer Staples		4,286,340
Energy — 2.6%
Baker Hughes, Cl A	1,273	31,061
Cheniere Energy *	481	40,837
Chevron	3,710	385,061
ConocoPhillips	2,646	147,488
EOG Resources	1,150	92,391
Exxon Mobil	8,401	490,366
Halliburton	1,631	36,616
Hess	575	48,197
Kinder Morgan	3,866	70,902
Marathon Petroleum	1,273	78,671
Occidental Petroleum	1,798	46,676
ONEOK	886	46,728
Phillips 66	839	70,661
Pioneer Natural Resources	418	63,615
Schlumberger	2,734	85,656
Valero Energy	792	63,677
Williams	2,423	63,822
Total Energy		1,862,425
Financials — 11.1%
Aflac	1,305	73,967
Allstate	575	78,551
American Express	1,226	196,319
American International Group	1,678	88,666
Ameriprise Financial	249	64,700
Aon, Cl A	466	118,070
Apollo Global Management, Cl A	434	24,886
Arch Capital Group *	792	31,593
Arthur J Gallagher	358	52,486
Bank of America	15,186	643,735

 The accompanying notes are an integral part of the financial statements.
63

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of New York Mellon	1,631	$84,942
Berkshire Hathaway, Cl B *	2,556	739,809
BlackRock, Cl A	273	239,432
Blackstone Group, Cl A	1,320	122,324
Brown & Brown	481	25,262
Capital One Financial	886	142,451
Charles Schwab	2,960	218,596
Chubb	792	134,632
Cincinnati Financial	311	37,852
Citigroup	4,130	325,072
Citizens Financial Group	839	41,866
CME Group, Cl A	698	152,694
Discover Financial Services	575	67,425
Fifth Third Bancorp	1,414	59,586
First Republic Bank	311	59,538
Franklin Resources	575	19,671
Goldman Sachs Group	698	259,670
Hartford Financial Services Group	698	45,614
Huntington Bancshares	2,018	32,005
Interactive Brokers Group, Cl A	170	11,434
Intercontinental Exchange	1,071	120,894
JPMorgan Chase	5,993	984,289
KeyCorp	1,942	44,744
KKR	1,056	58,809
Loews	481	28,081
M&T Bank	264	42,422
Markel *	30	36,765
MarketAxess Holdings	58	27,059
Marsh & McLennan	1,009	139,595
MetLife	1,392	90,981
Moody’s	311	104,294
Morgan Stanley	2,857	259,845
MSCI, Cl A	170	79,582

 The accompanying notes are an integral part of the financial statements.
64

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nasdaq	217	$36,339
Northern Trust	358	43,386
PNC Financial Services Group	839	163,337
Principal Financial Group	528	34,526
Progressive	1,150	113,942
Prudential Financial	792	84,720
Raymond James Financial	264	35,004
Regions Financial	1,895	44,362
Rocket, Cl A	217	3,843
S&P Global	481	182,525
State Street	688	59,842
SVB Financial Group *	94	54,792
Synchrony Financial	1,103	52,293
T Rowe Price Group	434	83,046
Tradeweb Markets, Cl A	170	14,243
Travelers	506	80,808
Truist Financial	2,665	164,644
US Bancorp	2,687	163,316
Wells Fargo	7,930	370,490
Willis Towers Watson	264	68,999
Total Financials		8,064,665
Health Care — 13.3%
10X Genomics, Cl A *	138	24,840
Abbott Laboratories	3,479	405,825
AbbVie	3,504	396,653
Agilent Technologies	607	83,845
Alexion Pharmaceuticals *	434	76,623
Align Technology *	147	86,752
Alnylam Pharmaceuticals *	217	30,812
AmerisourceBergen, Cl A	311	35,684
Amgen	1,150	273,631
Anthem	481	191,544

 The accompanying notes are an integral part of the financial statements.
65

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	1,009	$82,859
Becton Dickinson	575	139,087
Biogen *	311	83,186
BioMarin Pharmaceutical *	358	27,673
Bio-Rad Laboratories, Cl A *	47	28,311
Boston Scientific *	2,857	121,565
Bristol-Myers Squibb	4,473	293,966
Cardinal Health	575	32,240
Catalent *	311	32,602
Centene *	1,103	81,181
Cerner	615	48,124
Cigna	684	177,053
Cooper	113	44,460
CVS Health	2,593	224,139
Danaher	1,273	326,066
DENTSPLY SIRONA	434	29,043
DexCom *	217	80,158
Edwards Lifesciences *	1,226	117,573
Elanco Animal Health *	962	34,613
Eli Lilly	1,678	335,164
Exact Sciences *	311	34,375
Gilead Sciences	2,470	163,292
HCA Healthcare	528	113,409
Hologic *	528	33,296
Horizon Therapeutics *	434	39,780
Humana	264	115,553
IDEXX Laboratories *	170	94,879
Illumina *	289	117,230
Incyte *	358	29,993
Insulet *	113	30,473
Intuitive Surgical *	228	192,017
IQVIA Holdings *	358	85,977
Johnson & Johnson	5,233	885,685

 The accompanying notes are an integral part of the financial statements.
66

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings *	217	$59,562
Masimo *	113	24,363
McKesson	311	59,833
Medtronic	2,687	340,147
Merck	5,001	379,526
Mettler-Toledo International *	47	61,145
Moderna *	632	116,926
PerkinElmer	217	31,480
Pfizer	11,066	428,586
Quest Diagnostics	264	34,761
Regeneron Pharmaceuticals *	217	109,027
ResMed	264	54,344
Royalty Pharma, Cl A	553	22,186
Seagen *	264	41,012
STERIS	170	32,446
Stryker	639	163,118
Teladoc Health *	264	39,753
Teleflex	94	37,806
Thermo Fisher Scientific	792	371,845
UnitedHealth Group	1,861	766,584
Veeva Systems, Cl A *	264	76,914
Vertex Pharmaceuticals *	528	110,157
Viatris, Cl W *	2,367	36,073
Waters *	113	36,414
West Pharmaceutical Services	170	59,077
Zimmer Biomet Holdings	434	73,055
Zoetis, Cl A	962	169,966
Total Health Care		9,617,337
Industrials — 8.7%
3M	1,150	233,496
AMETEK	481	64,983
Boeing *	1,145	282,838

 The accompanying notes are an integral part of the financial statements.
67

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	1,754	$80,561
Caterpillar	1,056	254,580
Cintas	170	60,102
Copart *	434	55,990
CoStar Group *	72	61,488
CSX	1,537	153,884
Cummins	264	67,922
Deere	552	199,327
Delta Air Lines *	1,273	60,697
Dover	264	39,732
Eaton	792	115,037
Emerson Electric	1,150	110,044
Equifax	264	62,051
Expeditors International of Washington	311	39,090
Fastenal	1,150	60,996
FedEx	481	151,424
Fortive	622	45,107
Generac Holdings *	112	36,817
General Dynamics	481	91,347
General Electric	17,330	243,660
HEICO, Cl A	170	22,518
HEICO	94	13,203
Honeywell International	1,367	315,654
IDEX	170	37,852
IHS Markit	745	78,456
Illinois Tool Works	575	133,262
Ingersoll Rand *	745	36,982
Jacobs Engineering Group	264	37,509
JB Hunt Transport Services	170	29,162
Johnson Controls International	1,446	96,217
Kansas City Southern	217	64,597
L3Harris Technologies	434	94,638
Leidos Holdings	264	27,126

 The accompanying notes are an integral part of the financial statements.
68

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin	481	$183,838
Lyft, Cl A *	484	27,632
Masco	528	31,844
Norfolk Southern	528	148,315
Northrop Grumman	311	113,786
Old Dominion Freight Line	217	57,603
Otis Worldwide	839	65,719
PACCAR	698	63,909
Parker-Hannifin	264	81,352
Raytheon Technologies	3,023	268,170
Republic Services, Cl A	434	47,384
Rockwell Automation	217	57,227
Rollins	434	14,795
Roper Technologies	217	97,652
Southwest Airlines *	1,150	70,679
Stanley Black & Decker	311	67,425
Teledyne Technologies *	47	19,715
Trane Technologies	481	89,658
TransDigm Group *	94	60,991
TransUnion	358	38,306
Uber Technologies *	2,396	121,789
Union Pacific	1,352	303,834
United Airlines Holdings *	575	33,551
United Parcel Service, Cl B	1,414	303,444
United Rentals *	170	56,773
Verisk Analytics, Cl A	311	53,750
Waste Management	839	118,031
Westinghouse Air Brake Technologies	358	29,628
WW Grainger	94	43,443
Xylem	358	42,287
Total Industrials		6,270,879

 The accompanying notes are an integral part of the financial statements.
69

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 27.5%
Accenture, Cl A	1,256	$354,393
Adobe *	962	485,406
Advanced Micro Devices *	2,344	187,708
Akamai Technologies *	311	35,519
Amphenol, Cl A	1,150	77,349
Analog Devices	745	122,627
ANSYS *	170	57,450
Apple	33,285	4,147,643
Applied Materials	1,801	248,772
Arista Networks *	113	38,350
Atlassian, Cl A *	264	61,586
Autodesk *	434	124,063
Automatic Data Processing	836	163,873
Broadcom	792	374,085
Broadridge Financial Solutions	217	34,607
Cadence Design Systems *	528	67,051
CDW	264	43,671
Cisco Systems	7,775	411,297
Citrix Systems	264	30,349
Cloudflare, Cl A *	373	30,608
Cognizant Technology Solutions, Cl A	1,056	75,567
Corning	1,527	66,623
Coupa Software *	170	40,494
Crowdstrike Holdings, Cl A *	358	79,530
Datadog, Cl A *	336	30,593
Dell Technologies, Cl C *	481	47,446
DocuSign, Cl A *	358	72,180
Enphase Energy *	222	31,757
EPAM Systems *	113	53,969
Fidelity National Information Services	1,226	182,649
Fiserv *	1,118	128,794
FleetCor Technologies *	170	46,655
Fortinet *	264	57,695

 The accompanying notes are an integral part of the financial statements.
70

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gartner *	170	$39,413
Global Payments	575	111,383
GoDaddy, Cl A *	311	25,179
Hewlett Packard Enterprise	2,561	40,874
HP	2,664	77,869
HubSpot *	80	40,350
Intel	8,130	464,386
International Business Machines	1,786	256,720
Intuit	528	231,840
Keysight Technologies *	358	50,972
KLA	311	98,553
Lam Research	266	172,860
Marvell Technology	1,528	73,802
Mastercard, Cl A	1,754	632,457
Maxim Integrated Products *	528	53,861
Microchip Technology	496	77,847
Micron Technology *	2,206	185,613
Microsoft	14,754	3,683,778
MongoDB, Cl A *	113	32,989
Motorola Solutions	311	63,851
NetApp	434	33,579
NVIDIA	1,173	762,192
Okta, Cl A *	232	51,606
Oracle	3,426	269,763
Palantir Technologies, Cl A *	2,966	68,070
Palo Alto Networks *	186	67,565
Paychex	622	62,909
Paycom Software *	113	37,245
PayPal Holdings *	2,329	605,587
Qorvo *	217	39,650
QUALCOMM	2,275	306,079
RingCentral, Cl A *	170	44,620
salesforce.com *	1,754	417,627

 The accompanying notes are an integral part of the financial statements.
71

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	379	$179,601
Skyworks Solutions	311	52,870
Slack Technologies, Cl A *	930	40,957
Snowflake, Cl A *	454	108,066
SolarEdge Technologies *	94	24,253
Splunk *	311	37,693
Square, Cl A *	745	165,777
SS&C Technologies Holdings	459	33,906
Synopsys *	311	79,100
TE Connectivity	622	84,392
Teradyne	311	41,161
Texas Instruments	1,826	346,611
Trade Desk, Cl A *	79	46,463
Trimble *	482	37,495
Twilio, Cl A *	305	102,480
Tyler Technologies *	72	29,028
Ubiquiti	5	1,508
Unity Software *	258	24,371
VeriSign *	217	47,723
Visa, Cl A	3,338	758,727
VMware, Cl A *	170	26,841
Western Digital *	575	43,257
Workday, Cl A *	358	81,882
Xilinx *	481	61,087
Zebra Technologies, Cl A *	94	46,723
Zoom Video Communications, Cl A *	409	135,596
Zscaler *	170	33,014
Total Information Technology		19,862,030
Materials — 2.1%
Air Products & Chemicals	434	130,052
Albemarle	212	35,421
Amcor	3,121	36,828
 The accompanying notes are an integral part of the financial statements.
72

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ball	622	$51,104
Celanese, Cl A	217	35,903
Corteva	1,490	67,795
Dow	1,490	101,946
DuPont de Nemours	1,034	87,466
Eastman Chemical	264	33,106
Ecolab	528	113,562
FMC	264	30,806
Freeport-McMoRan Copper & Gold	2,857	122,051
International Flavors & Fragrances	481	68,143
International Paper	792	49,975
LyondellBasell Industries, Cl A	528	59,463
Martin Marietta Materials	113	41,092
Newmont	1,584	116,392
Nucor	575	58,961
Packaging Corp of America	217	32,257
PPG Industries	481	86,445
Sherwin-Williams	481	136,378
Vulcan Materials	264	48,397
Total Materials		1,543,543
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	264	47,061
American Tower, Cl A ‡	886	226,337
AvalonBay Communities ‡	264	54,632
Boston Properties ‡	264	31,036
Brookfield Property, Cl A ‡	50	937
CBRE Group, Cl A *	622	54,599
Crown Castle International ‡	839	158,991
Digital Realty Trust ‡	543	82,297
Duke Realty ‡	745	34,613
Equinix ‡	180	132,610
Equity Residential ‡	745	57,700

 The accompanying notes are an integral part of the financial statements.
73

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Essex Property Trust ‡	113	$33,368
Extra Space Storage ‡	264	39,550
Healthpeak Properties ‡	1,056	35,249
Invitation Homes ‡	1,103	40,006
Mid-America Apartment Communities ‡	217	34,872
ProLogis ‡	1,490	175,582
Public Storage ‡	311	87,851
Realty Income ‡	698	47,743
SBA Communications, Cl A ‡	217	64,692
Simon Property Group ‡	590	75,809
Sun Communities ‡	217	36,330
Ventas ‡	745	41,310
Welltower ‡	839	62,732
Weyerhaeuser ‡	1,490	56,560
Total Real Estate		1,712,467
Utilities — 2.4%
AES	1,320	33,541
Alliant Energy	481	27,489
Ameren	481	40,500
American Electric Power	1,009	86,774
American Water Works	358	55,497
Avangrid	113	5,953
CMS Energy	575	36,076
Consolidated Edison	698	53,914
Dominion Energy	1,663	126,620
DTE Energy	358	49,400
Duke Energy	1,490	149,328
Edison International	745	41,623
Entergy	434	45,683
Evergy	481	29,817
Eversource Energy	698	56,671
Exelon	1,942	87,623

 The accompanying notes are an integral part of the financial statements.
74

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
FirstEnergy	1,056	$40,033
NextEra Energy	3,913	286,510
PG&E *	2,934	29,751
PPL	1,537	44,742
Public Service Enterprise Group	1,009	62,679
Sempra Energy	575	77,907
Southern	2,112	134,999
WEC Energy Group	622	58,412
Xcel Energy	1,056	74,849
Total Utilities		1,736,391
TOTAL UNITED STATES		71,576,270
TOTAL COMMON STOCK
(Cost $67,091,065)		72,164,174
TOTAL INVESTMENTS — 99.8%
(Cost $67,091,065)		$72,164,174

Percentages are based on Net Assets of $72,332,626.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021 there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
75

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Founder-Run Companies ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Communication Services — 10.3%
Facebook, Cl A *	358	$117,686
Netflix *	230	115,646
Nexstar Media Group, Cl A	801	121,680
Pinterest, Cl A *	1,779	116,169
ROBLOX, Cl A *	1,584	148,532
Roku, Cl A *	344	119,268
Snap, Cl A *	1,909	118,587
TripAdvisor *	2,505	108,842
Twitter *	2,138	124,004
Zillow Group, Cl C *	907	106,409
Total Communication Services		1,196,823
Consumer Discretionary — 10.4%
Airbnb, Cl A *	683	95,893
Amazon.com *	34	109,584
Carvana, Cl A *	414	109,747
DoorDash, Cl A *	825	123,981
DraftKings, Cl A *	2,083	104,046
Grubhub *	1,735	104,291

 The accompanying notes are an integral part of the financial statements.
76

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Peloton Interactive, Cl A *	1,200	$132,372
QuantumScape, Cl A *	3,230	83,625
Skechers USA, Cl A *	2,402	114,095
Tesla *	167	104,412
Wayfair, Cl A *	399	122,310
Total Consumer Discretionary		1,204,356
Energy — 1.0%
Pioneer Natural Resources	757	115,208
Financials — 15.4%
Apollo Global Management, Cl A	2,133	122,306
Ares Management, Cl A	2,248	124,045
Athene Holding, Cl A *	1,952	122,254
BlackRock, Cl A	144	126,294
Blackstone Group, Cl A	1,334	123,622
Capital One Financial	782	125,730
Essent Group	2,246	107,449
First Republic Bank	635	121,564
Intercontinental Exchange	989	111,638
KKR	2,088	116,281
MarketAxess Holdings	238	111,036
SEI Investments	1,922	121,932
Signature Bank NY	469	117,133
Starwood Property Trust ‡	4,573	116,108
Tradeweb Markets, Cl A	1,452	121,648
Total Financials		1,789,040
Health Care — 14.6%
Guardant Health *	742	92,097
Ionis Pharmaceuticals *	2,758	102,735
Jazz Pharmaceuticals *	709	126,294
LHC Group *	567	111,614
Masimo *	507	109,309
Medpace Holdings *	696	116,274

 The accompanying notes are an integral part of the financial statements.
77

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Neurocrine Biosciences *	1,250	$120,275
Oak Street Health *	1,916	115,707
Penumbra *	386	96,157
Regeneron Pharmaceuticals *	245	123,095
Royalty Pharma, Cl A	2,684	107,682
Seagen *	821	127,542
Ultragenyx Pharmaceutical *	1,043	106,084
United Therapeutics *	585	108,752
Veeva Systems, Cl A *	418	121,780
Total Health Care		1,685,397
Industrials — 5.1%
Axon Enterprise *	778	109,379
CoStar Group *	138	117,852
FedEx	407	128,128
Lyft, Cl A *	2,121	121,088
Sunrun *	2,410	107,775
Total Industrials		584,222
Information Technology — 30.6%
Affirm Holdings, Cl A *	1,674	101,796
Akamai Technologies *	1,086	124,032
Avalara *	833	110,098
Dell Technologies, Cl C *	1,184	116,790
Dropbox, Cl A *	4,595	125,673
Elastic *	979	115,728
EPAM Systems *	254	121,310
Euronet Worldwide *	812	121,508
Fortinet *	570	124,568
HubSpot *	221	111,468
IPG Photonics *	544	113,837
Monolithic Power Systems	326	111,857
NVIDIA	197	128,007
Okta, Cl A *	437	97,206

 The accompanying notes are an integral part of the financial statements.
78

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *	5,124	$117,596
Paycom Software *	307	101,187
Pegasystems	931	109,988
RingCentral, Cl A *	371	97,376
salesforce.com *	513	122,145
Slack Technologies, Cl A *	2,785	122,651
Square, Cl A *	482	107,255
SS&C Technologies Holdings	1,569	115,902
Synopsys *	478	121,575
Trade Desk, Cl A *	162	95,279
Twilio, Cl A *	321	107,856
Ubiquiti	408	123,020
VeriSign *	539	118,537
Workday, Cl A *	478	109,328
Zendesk *	808	110,421
Zoom Video Communications, Cl A *	370	122,666
Zscaler *	629	122,152
Total Information Technology		3,548,812
Materials — 2.2%
Steel Dynamics	2,152	134,349
Westlake Chemical	1,242	125,281
Total Materials		259,630
Real Estate — 10.3%
American Campus Communities ‡	2,576	121,484
American Homes 4 Rent, Cl A ‡	3,188	121,367
Apartment Income REIT ‡	2,616	121,853
Camden Property Trust ‡	980	122,873
Healthcare Trust of America, Cl A ‡	4,021	110,216
Invitation Homes ‡	3,368	122,157
Medical Properties Trust ‡	5,355	113,365
ProLogis ‡	1,013	119,372
STAG Industrial ‡	3,234	115,486

 The accompanying notes are an integral part of the financial statements.
79

Schedule of Investments
May 31, 2021 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vornado Realty Trust ‡	2,582	$122,077
Total Real Estate		1,190,250
TOTAL UNITED STATES		11,573,738
TOTAL COMMON STOCK
(Cost $9,931,117)		11,573,738
TOTAL INVESTMENTS — 99.9%
(Cost $9,931,117)		$11,573,738

Percentages are based on Net Assets of $11,587,572.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2021, there have been no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.
80

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X SuperDividend® Alternatives ETF		Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$21,826,962		$7,660,449	$1,761,641,079		$28,862,307
Cost of Repurchase Agreement	1,629,331		—	8,453,617		—
Cost of Affiliated Investments	6,326,090		—	—		—
Investments, at Value	$25,588,984	*	$9,422,012	$1,810,534,223	*	$29,394,519
Repurchase Agreement, at Value	1,629,331		—	8,453,617		—
Affiliated Investments, at Value	5,314,726		—	—		—
Cash	126,187		12,201	32,646,553		80,339
Dividend and Interest Receivable	69,644		22,549	9,838,288		123,823
Receivable for Capital Shares Sold	—		—	18,003,552		558,761
Receivable for Investment Securities Sold	—		—	14,334,003		976,397
Reclaim Receivable	—		398	—		—
Total Assets	32,728,872		9,457,160	1,893,810,236		31,133,839
Liabilities:
Obligation to Return Securities Lending Collateral	3,327,587		—	17,264,840		—
Payable due to Investment Adviser	18,373		1,585	339,515		5,571
Payable for Investment Securities Purchased	—		—	61,733,166		1,514,468
Total Liabilities	3,345,960		1,585	79,337,521		1,520,039
Net Assets	$29,382,912		$9,455,575	$1,814,472,715		$29,613,800
Net Assets Consist of:
Paid-in Capital	$31,251,349		$8,241,992	$1,781,037,715		$29,007,439
Total Distributable Earnings/(Loss)	(1,868,437)		1,213,583	33,435,000		606,361
Net Assets	$29,382,912		$9,455,575	$1,814,472,715		$29,613,800
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,180,000		300,002	70,470,000		1,060,000
Net Asset Value, Offering and Redemption Price Per Share	$13.48		$31.52	$25.75		$27.94
*Includes Market Value of Securities on Loan	$3,246,286		$—	$16,943,491		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
81

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF
Assets:
Cost of Investments	$691,667,540	$706,430,882		$2,399,676	$5,050,723
Cost of Repurchase Agreement	—	5,895,215		—	—
Cost of Affiliated Investments	—	—		4,508,586	910,770
Investments, at Value	$961,338,872	$821,102,469	*	$2,370,474	$4,985,516
Repurchase Agreement, at Value	—	5,895,215		—	—
Affiliated Investments, at Value	—	—		4,714,491	931,001
Cash	1,975,598	—		2,723	11,007
Receivable for Investment Securities Sold	68,801,888	25,580,878		—	—
Alternative Minimum Tax Credit	41,496	—		—	—
Receivable for Capital Shares Sold	—	697,718		—	—
Dividend and Interest Receivable	—	1,180,537		—	—
Reclaim Receivable	—	579,714		—	—
Total Assets	1,032,157,854	855,036,531		7,087,688	5,927,524
Liabilities:
Obligation to Return Securities Lending Collateral	—	12,039,810		—	—
Payable for Investment Securities Purchased	69,876,902	26,436,356		—	—
Payable due to Investment Adviser	359,008	308,931		2,194	1,896
Income Tax Payable	167,263	—		—	—
Cash Overdraft	—	79,558		—	—
Franchise Tax Payable	29,933	—		—	—
Other Accrued Expenses	8,596	—		—	—
Total Liabilities	70,441,702	38,864,655		2,194	1,896
Net Assets	$961,716,152	$816,171,876		$7,085,494	$5,925,628
Net Assets Consist of:
Paid-in Capital	$1,184,885,243	$951,448,125		$7,099,285	$6,190,426
Total Distributable Loss	(223,169,091)	(135,276,249)		(13,791)	(264,798)
Net Assets	$961,716,152	$816,171,876		$7,085,494	$5,925,628
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	26,028,637	23,397,506		290,002	250,002
Net Asset Value, Offering and Redemption Price Per Share	$36.95	$34.88		$24.43	$23.70
*Includes Market Value of Securities on Loan	$—	$11,703,072		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
82

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Conscious Companies ETF	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Assets:
Cost of Investments	$355,092,252	$153,433,827	$67,091,065	$9,931,117
Investments, at Value	$457,794,389	$177,320,869	$72,164,174	$11,573,738
Cash	615,786	89,145	104,241	15,789
Dividend and Interest Receivable	601,827	428,630	87,203	2,305
Reclaim Receivable	—	1,374	288	—
Total Assets	459,012,002	177,840,018	72,355,906	11,591,832
Liabilities:
Payable due to Investment Adviser	165,728	40,372	23,280	4,260
Total Liabilities	165,728	40,372	23,280	4,260
Net Assets	$458,846,274	$177,799,646	$72,332,626	$11,587,572
Net Assets Consist of:
Paid-in Capital	$331,357,281	$167,942,686	$67,049,891	$9,515,192
Total Distributable Earnings	127,488,993	9,856,960	5,282,735	2,072,380
Net Assets	$458,846,274	$177,799,646	$72,332,626	$11,587,572
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	14,950,000	5,880,002	2,640,000	350,000
Net Asset Value, Offering and Redemption Price Per Share	$30.69	$30.24	$27.40	$33.11

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
83

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$563,637	$105,406	$35,548,494	$309,893
Dividend Income, from Affiliated Investments	146,456	—	—	—
Interest Income	1	—	40,187	—
Security Lending Income	63,593	—	197,087	—
Less: Foreign Taxes Withheld	—	—	(4,590)	(224)
Total Investment Income	773,687	105,406	35,781,178	309,669
Supervision and Administration Fees(1)	90,082	7,424	1,530,264	13,267
Custodian Fees(2)	74	112	181	6
Total Expenses	90,156	7,536	1,530,445	13,273
Waiver of Supervision and Administration Fees	–	–	(165)	–
Net Expenses	90,156	7,536	1,530,280	13,273
Net Investment Income	683,531	97,870	34,250,898	296,396
Net Realized Gain (Loss) on:
Investments(3)	(7,583)	335,914	(3,388,522)	(6,451)
Affiliated Investments	(17,881)	—	—	—
Net Realized Gain (Loss) on Investments	(25,464)	335,914	(3,388,522)	(6,451)
Net Change in Unrealized Appreciation on:
Investments	3,340,299	1,317,680	23,505,054	434,198
Affiliated Investments	633,835	—	—	—
Net Change in Unrealized Appreciation on Investments	3,974,134	1,317,680	23,505,054	434,198
Net Realized and Unrealized Gain on Investments	3,948,670	1,653,594	20,116,532	427,747
Net Increase in Net Assets Resulting from Operations	$4,632,201	$1,751,464	$54,367,430	$724,143

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
84

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF
Investment Income:
Distributions from Master Limited Partnerships	$34,721,091	$—	$—	$—
Less: Return of Capital Distributions	(34,721,091)	—	—	—
Dividend Income	562,955	17,089,671	57,242	80,330
Dividend Income, from Affiliated Investments	—	—	75,212	8,826
Interest Income	126	21	—	—
Security Lending Income	—	18,380	—	—
Less: Foreign Taxes Withheld	—	(801,367)	—	—
Total Investment Income	563,081	16,306,705	132,454	89,156
Supervision and Administration Fees(1)	1,763,216	1,533,715	10,747	9,676
Custodian Fees(2)	11,635	6,088	118	166
Total Expenses	1,774,851	1,539,803	10,865	9,842
Net Expenses	1,774,851	1,539,803	10,865	9,842
Net Investment Income (Loss)	(1,211,770)	14,766,902	121,589	79,314
Net Realized Gain (Loss) on:
Investments(3)	(19,862,236)	(17,400,451)	(42,096)	(4,124)
Affiliated Investments	—	—	97,426	69
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(19,862,236)	(17,400,451)	55,330	(4,055)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	312,764,904	210,595,337	(14,200)	(135,748)
Affiliated Investments	—	—	264,589	20,231
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	312,764,904	210,595,337	250,389	(115,517)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	292,902,668	193,194,886	305,719	(119,572)
Net Increase (Decrease) in Net Assets Resulting from Operations	$291,690,898	$207,961,788	$427,308	$(40,258)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
85

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Conscious Companies ETF	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF*	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$3,281,562	$1,577,661	$307,656	$70,115
Interest Income	14	—	—	—
Less: Foreign Taxes Withheld	(8,568)	—	—	—
Total Investment Income	3,273,008	1,577,661	307,656	70,115
Supervision and Administration Fees(1)	913,444	217,823	82,453	21,586
Custodian Fees(2)	37	177	—	15
Total Expenses	913,481	218,000	82,453	21,601
Net Expenses	913,481	218,000	82,453	21,601
Net Investment Income	2,359,527	1,359,661	225,203	48,514
Net Realized Gain (Loss) on:
Investments(3)	26,545,401	16,550,340	(15,577)	528,645
Net Realized Gain (Loss) on Investments	26,545,401	16,550,340	(15,577)	528,645
Net Change in Unrealized Appreciation on:
Investments	35,982,828	15,755,476	5,073,109	541,459
Net Change in Unrealized Appreciation on Investments	35,982,828	15,755,476	5,073,109	541,459
Net Realized and Unrealized Gain on Investments	62,528,229	32,305,816	5,057,532	1,070,104
Net Increase in Net Assets Resulting from Operations	$64,887,756	$33,665,477	$5,282,735	$1,118,618

*	The Fund commenced operations on January 12, 2021.
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
86

Statements of Changes in Net Assets

	Global X SuperDividend® Alternatives ETF		Global X S&P 500® Quality Dividend ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$683,531	$1,086,630	$97,870	$188,071
Net Realized Gain (Loss) on Investments and Foreign Currency Translations(1)	(25,464)	(4,112,218)	335,914	471,553
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,974,134	(823,634)	1,317,680	(252,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,632,201	(3,849,222)	1,751,464	407,369
Distributions	(853,620)	(1,871,599)	(101,601)	(208,533)
Return of Capital	—	(218,100)	—	(950)
Capital Share Transactions:
Issued	6,031,480	3,221,003	2,103,427	8,382,103
Redeemed	—	(5,721,323)	(597,929)	(11,557,981)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,031,480	(2,500,320)	1,505,498	(3,175,878)
Total Increase (Decrease) in Net Assets	9,810,061	(8,439,241)	3,155,361	(2,977,992)
Net Assets:
Beginning of Year/Period	19,572,851	28,012,092	6,300,214	9,278,206
End of Year/Period	$29,382,912	$19,572,851	$9,455,575	$6,300,214
Share Transactions:
Issued	480,000	300,000	70,000	350,000
Redeemed	—	(500,000)	(20,000)	(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	480,000	(200,000)	50,000	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
87

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$34,250,898	$37,998,789	$296,396	$57,108
Net Realized Gain (Loss) on Investments(2)	(3,388,522)	(6,299,727)	(6,451)	84,037
Net Change in Unrealized Appreciation (Depreciation) on Investments	23,505,054	18,485,011	434,198	98,014
Net Increase in Net Assets Resulting from Operations	54,367,430	50,184,073	724,143	239,159
Distributions	(32,746,870)	(37,989,950)	(225,230)	(49,000)
Capital Share Transactions:
Issued	935,704,846	520,184,945	27,766,246	2,485,001
Redeemed	(11,402,827)	(248,979,070)	—	(1,326,519)
Increase in Net Assets from Capital Share Transactions	924,302,019	271,205,875	27,766,246	1,158,482
Total Increase in Net Assets	945,922,579	283,399,998	28,265,159	1,348,641
Net Assets:
Beginning of Year/Period	868,550,136	585,150,138	1,348,641	—
End of Year/Period	$1,814,472,715	$868,550,136	$29,613,800	$1,348,641
Share Transactions:
Issued	36,670,000	21,150,000	1,010,000	100,000
Redeemed	(450,000)	(10,500,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	36,220,000	10,650,000	1,010,000	50,000

(1)	The Fund commenced operations on June 22, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
88

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$(1,211,770)	$(6,359,344)	$14,766,902	$15,097,236
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(19,862,236)	(324,548,352)	(17,400,451)	(91,676,583)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	312,764,904	(4,748,459)	210,595,337	(34,621,560)
Net Increase (Decrease) in Net Assets Resulting from Operations	291,690,898	(335,656,155)	207,961,788	(111,200,907)
Distributions	—	—	(24,411,222)	(41,140,675)
Return of Capital	(39,538,319)	(95,194,445)	—	(6,129,052)
Capital Share Transactions:
Issued	101,821,071	448,082,413	119,440,047	261,977,997
Redeemed	(79,834,188)	(276,699,657)	(25,162,324)	(177,463,590)
Increase in Net Assets from Capital Share Transactions	21,986,883	171,382,756	94,277,723	84,514,407
Total Increase (Decrease) in Net Assets	274,139,462	(259,467,844)	277,828,289	(73,956,227)
Net Assets:
Beginning of Year/Period	687,576,690	947,044,534	538,343,587	612,299,814
End of Year/Period	$961,716,152	$687,576,690	$816,171,876	$538,343,587
Share Transactions:
Issued	3,050,000	13,991,667	3,950,000	9,016,667
Redeemed	(2,740,000)	(9,823,030)	(800,000)	(7,069,161)
Net Increase in Shares Outstanding from Share Transactions	310,000	4,168,637	3,150,000	1,947,506
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
89

Statements of Changes in Net Assets

	Global X TargetIncomeTM 5 ETF		Global X TargetIncomeTM Plus 2 ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$121,589	$189,117	$79,314	$374,284
Net Realized Gain (Loss) on Investments(1)	55,330	(155,034)	(4,055)	(3,386,649)
Net Change in Unrealized Appreciation (Depreciation) on Investments	250,389	(59,199)	(115,517)	64,580
Net Increase (Decrease) in Net Assets Resulting from Operations	427,308	(25,116)	(40,258)	(2,947,785)
Distributions	(127,731)	(200,326)	(74,551)	(384,302)
Return of Capital	—	(31,932)	—	(10,725)
Capital Share Transactions:
Issued	5,246,304	8,365,342	1,879,568	30,643,465
Redeemed	(3,104,549)	(4,675,523)	(700,485)	(32,186,390)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,141,755	3,689,819	1,179,083	(1,542,925)
Total Increase (Decrease) in Net Assets	2,441,332	3,432,445	1,064,274	(4,885,737)
Net Assets:
Beginning of Year/Period	4,644,162	1,211,717	4,861,354	9,747,091
End of Year/Period	$7,085,494	$4,644,162	$5,925,628	$4,861,354
Share Transactions:
Issued	220,000	350,000	80,000	1,250,000
Redeemed	(130,000)	(200,000)	(30,000)	(1,450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	90,000	150,000	50,000	(200,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
90

Statements of Changes in Net Assets

	Global X Conscious Companies ETF		Global X Adaptive U.S. Factor ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$2,359,527	$3,300,453	$1,359,661	$4,315,387
Net Realized Gain (Loss) on Investments(1)	26,545,401	28,263,788	16,550,340	(11,538,028)
Net Change in Unrealized Appreciation (Depreciation) on Investments	35,982,828	53,212,614	15,755,476	(1,379,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,887,756	84,776,855	33,665,477	(8,601,731)
Distributions	(2,371,271)	(1,877,907)	(2,295,181)	(5,174,718)
Return of Capital	—	—	—	(635,325)
Capital Share Transactions:
Issued	60,254,342	312,745,124	35,691,286	158,831,557
Redeemed	(67,423,786)	(77,604,275)	(33,746,274)	(189,499,311)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,169,444)	235,140,849	1,945,012	(30,667,754)
Total Increase (Decrease) in Net Assets	55,347,041	318,039,797	33,315,308	(45,079,528)
Net Assets:
Beginning of Year/Period	403,499,233	85,459,436	144,484,338	189,563,866
End of Year/Period	$458,846,274	$403,499,233	$177,799,646	$144,484,338
Share Transactions:
Issued	2,100,000	14,850,000	1,350,000	6,650,000
Redeemed	(2,400,000)	(3,300,000)	(1,270,000)	(8,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	11,550,000	80,000	(1,550,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
91

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
	Period Ended May 31, 2021(1) (Unaudited)	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$225,203	$48,514	$21,945
Net Realized Gain (Loss) on Investments(2)	(15,577)	528,645	(1,120,416)
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,073,109	541,459	942,221
Net Increase (Decrease) in Net Assets Resulting from Operations	5,282,735	1,118,618	(156,250)
Distributions	—	(67,306)	(13,936)
Capital Share Transactions:
Issued	67,049,891	6,809,151	6,247,607
Redeemed	—	(2,005,146)	(4,444,963)
Increase in Net Assets from Capital Share Transactions	67,049,891	4,804,005	1,802,644
Total Increase in Net Assets	72,332,626	5,855,317	1,632,458
Net Assets:
Beginning of Year/Period	—	5,732,255	4,099,797
End of Year/Period	$72,332,626	$11,587,572	$5,732,255
Share Transactions:
Issued	2,640,000	210,000	300,000
Redeemed	—	(60,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	2,640,000	150,000	—

(1)	The Fund commenced operations on January 12, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
92

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X SuperDividend® Alternatives ETF
2021 (Unaudited)	11.51	0.35	2.07	2.42	(0.45)	—
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)
2019	14.52	0.94	0.44	1.38	(1.07)	(0.09)
2018	15.40	0.92	(0.64)	0.28	(1.16)	—
2017	14.65	1.04	0.85	1.89	(1.01)	—
2016	14.43	0.99#	0.53^	1.52	(1.15)	—
Global X S&P 500® Quality Dividend ETF
2021 (Unaudited)	25.20	0.37	6.34	6.71	(0.39)	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—
2019	24.60	0.75	1.89	2.64	(0.73)	—
2018(2)	25.00	0.26	(0.44)	(0.18)	(0.22)	—

 The accompanying notes are an integral part of the financial statements.
93

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.45)	13.48	21.47	29,383	0.75	†	5.69	†	0.66
(0.12)	(1.25)	11.51	(13.13)	19,573	0.75		5.61		52.78
—	(1.16)	14.74	9.89	28,012	0.75		6.39		18.16
—	(1.16)	14.52	1.89	16,698	0.75		6.19		18.32
(0.13)	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84
(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78		30.80

—	(0.39)	31.52	26.86	9,456	0.20	†	2.64	†	31.53
— (1)	(0.82)	25.20	(1.47)	6,300	0.20		3.27		93.40
—	(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18
—	(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.20%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% and 0.35%, for the years ended November 30, 2019 and 2018, respectively.

(1)	Amount is less than $0.005.
(2)	The Fund commenced operations on July 13, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
94

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X U.S. Preferred ETF
2021 (Unaudited)	25.36	0.65	0.39	1.04	(0.65)	—
2020	24.79	1.33	0.58	1.91	(1.34)	—
2019	22.97	1.36	1.83	3.19	(1.37)	—
2018	25.03	1.44	(2.08)	(0.64)	(1.42)	—
2017(1)	25.08	0.44	(0.25)	0.19	(0.24)	—
Global X Variable Rate Preferred ETF
2021 (Unaudited)	26.97	0.77	0.93	1.70	(0.71)	(0.02)
2020(2)	24.85	0.61	2.00	2.61	(0.49)	—
Global X MLP ETF
2021 (Unaudited)	26.73	(0.05)	11.87	11.82	—	—
2020(3)	43.92	(0.26)	(13.13)	(13.39)	—	—
2019(3)	51.24	(0.24)	(2.76)	(3.00)	—	—
2018(3)	56.52	(0.24)	(0.42)	(0.66)	(0.12)	—
2017(3)	67.44	(0.30)	(5.88)	(6.18)	— ***	—
2016(3)	63.36	(0.42)	9.48	9.06	(0.12)	—

 The accompanying notes are an integral part of the financial statements.
95

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Tax Expenses (%)		Tax Benefit (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.65)	25.75	4.17	1,814,473	0.23	†	—		—		5.15	†	20.44
—	(1.34)	25.36	8.13	868,550	0.23^^		—		—		5.49		39.14
—	(1.37)	24.79	14.25	585,150	0.24		—		—		5.57		32.93
—	(1.42)	22.97	(2.72)	188,314	0.23		—		—		5.98		42.90
—	(0.24)	25.03	0.75	26,276	0.23	†	—		—		8.01	†	3.82

—	(0.73)	27.94	6.40	29,614	0.25	†	—		—		5.58	†	14.71
—	(0.49)	26.97	10.59	1,349	0.25	†	—		—		5.38	†	10.96

(1.60)	(1.60)	36.95	45.18	961,716	0.45	†	—		—		(0.31	)†	29.29
(3.80)	(3.80)	26.73	(30.51)	687,577	0.46		0.46	(4)	—	(5)	(0.85)		33.78
(4.32)	(4.32)	43.92	(6.54)	947,045	0.46		—	(4)	—	(5)	(0.46)		55.65
(4.50)	(4.62)	51.24	(1.72)	828,622	0.45		—	(4)	—	(5)	(0.45)		30.35
(4.74)	(4.74)	56.52	(9.85)	692,954	0.35		(0.11	)(4)	—	(5)	(0.46)		35.11
(4.86)	(4.98)	67.44	15.34	373,566	0.50		0.03	(4)	(0.23	)(5)	(0.70)		37.20

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
^^	Effective April 1, 2020 until April 1, 2021, the ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations September 11, 2017.
(2)	The Fund commenced operations on June 22, 2020.
(3)	Per share amounts have been adjusted for a 1 for 6 reverse stock split on April 28, 2020 (see Note 9 in the Notes to Financial Statements).
(4)	The Before Net Deferred Tax Expense ratios for the years ending November 30, 2016, 2017, 2018, 2019, and 2020 was 0.47%, 0.46%, 0.45%, 0.46%, and 0.45%.
(5)	The Before Net Tax Benefit for the years ending November 30, 2016, 2017, 2018, 2019, and 2020 was (0.47%), (0.46%), (0.45%), (0.46%) and (0.39%).

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
96

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MLP & Energy Infrastructure ETF
2021 (Unaudited)	26.59	0.67	8.71	9.38	(1.09)	—
2020(1)	33.45	0.71	(5.33)	(4.62)	(1.95)	—
2019(1)	36.39	1.14	(1.89)	(0.75)	(2.01)	—
2018(1)	38.40	1.05	(1.11)	(0.06)	(1.56)	—
2017(1)	44.46	0.93	(4.62)	(3.69)	(2.16)	—
2016(1)	40.41	1.08	4.77	5.85	(1.80)	—
Global X TargetIncomeTM 5 ETF
2021 (Unaudited)	23.22	0.53	1.25	1.78	(0.57)	—
2020	24.23	0.95	(0.68)	0.27	(1.10)	—
2019	23.95	1.43	0.30	1.73	(1.44)	(0.01)
2018(2)	25.00	0.48	(1.19)	(0.71)	(0.34)	—
Global X TargetIncomeTM Plus 2 ETF
2021 (Unaudited)	24.31	0.38	(0.63)	(0.25)	(0.36)	—
2020	24.37	0.85	(0.09)	0.76	(0.80)	—
2019	23.98	1.06	0.67	1.73	(1.33)	(0.01)
2018(2)	25.00	0.47	(1.15)	(0.68)	(0.34)	—

 The accompanying notes are an integral part of the financial statements.
97

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(1.09)	34.88	35.82	816,172	0.45	†	4.33	†	11.77
(0.29)	(2.24)	26.59	(13.34)	538,344	0.45		2.66		35.86
(0.18)	(2.19)	33.45	(2.34)	612,300	0.45		3.03		36.57
(0.39)	(1.95)	36.39	(0.43)	540,381	0.45		2.65		25.68
(0.21)	(2.37)	38.40	(8.71)	305,980	0.45		2.20		40.42
—	(1.80)	44.46	15.45	130,451	0.45		2.79		56.14

—	(0.57)	24.43	7.76	7,085	0.39	†	4.41	†	53.98
(0.18)	(1.28)	23.22	1.34	4,644	0.39		4.16		58.11
—	(1.45)	24.23	7.54	1,212	0.40		5.98		63.30
—	(0.34)	23.95	(2.86)	2,395	0.39	†	5.65	†	16.00

—	(0.36)	23.70	(1.02)	5,926	0.39	†	3.20	†	29.20
(0.02)	(0.82)	24.31	3.22	4,861	0.39		3.53		28.85
—	(1.34)	24.37	7.44	9,747	0.39		4.37		31.54
—	(0.34)	23.98	(2.74)	2,399	0.39	†	5.57	†	11.11

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 9 in Notes to Financial Statements.
(2)	The Fund commenced operations on July 27, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
98

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Conscious Companies ETF
2021 (Unaudited)	26.46	0.16	4.23	4.39	(0.16)	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)
2019	20.55	0.37	2.68	3.05	(0.50)	—
2018	19.23	0.33	1.22	1.55	(0.23)	—
2017	15.79	0.26	3.33	3.59	(0.15)	—
2016(1)	15.09	0.15	0.55	0.70	—	—
Global X Adaptive U.S. Factor ETF
2021 (Unaudited)	24.91	0.23	5.49	5.72	(0.39)	—
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)
2019	24.39	0.89	1.53	2.42	(1.02)	— ***
2018(2)	25.00	0.22	(0.61)	(0.39)	(0.19)	—
Global X Adaptive U.S. Risk Management ETF
2021(3) (Unaudited)	24.95	0.11	2.34	2.45	—	—
Global X Founder-Run Companies ETF
2021 (Unaudited)	28.66	0.16	4.63	4.79	(0.34)	—
2020	20.50	0.09	8.14	8.23	(0.07)	—
2019	18.63	0.05	2.12	2.17	(0.07)	(0.23)
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)
2017(4)	15.02	0.04	2.35	2.39	—	—

 The accompanying notes are an integral part of the financial statements.
99

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.16)	30.69	16.67	458,846	0.43	†	1.11	†	5.24
—	(0.29)	26.46	16.01	403,499	0.43		1.45		48.73
—	(0.50)	23.10	15.35	85,459	0.43		1.73		34.97
—	(0.23)	20.55	8.16	56,504	0.43		1.65		36.35
—	(0.15)	19.23	22.95	48,065	0.43		1.50		41.77
—	—	15.79	4.64	33,163	0.43	†	2.57	†	37.35

—	(0.39)	30.24	23.11	177,800	0.27	†	1.68	†	39.51
(0.09)	(0.84)	24.91	0.14	144,484	0.27		2.78		159.91
—	(1.02)	25.79	10.27	189,564	0.27		3.63		112.43
(0.03)	(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

—	—	27.40	9.82	72,333	0.39	†	1.06	†	1.42

—	(0.34)	33.11	16.82	11,588	0.45	†	1.01	†	37.89
—	(0.07)	28.66	40.29	5,732	0.45		0.39		31.51
—	(0.30)	20.50	12.05	4,100	0.52		0.29		33.82
—	(0.27)	18.63	8.67	4,657	0.65		0.13		25.22
—	—	17.41	15.91	3,483	0.65	†	0.33	†	21.61

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 11, 2016.
(2)	The Fund commenced operations on August 24, 2018.
(3)	The Fund commenced operations on January 12, 2021.
(4)	The Fund commenced operations on February 13, 2017.

 The accompanying notes are an integral part of the financial statements.
100

Notes to Financial Statements (Unaudited)
May 31, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2021, the Trust had ninety-nine portfolios, eighty-one of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® Alternatives ETF, Global X S&P 500® Quality Dividend ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X TargetIncomeTM 5 ETF, Global X TargetIncomeTM Plus 2 ETF, Global X Conscious Companies ETF, Global X Adaptive U.S. Factor ETF, Global X Adaptive U.S. Risk Management ETF, and Global X Founder-Run Companies ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X SuperDividend® Alternatives ETF and Global X Conscious Companies  ETF, has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural

101

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be

102

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the securities’ last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2021, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

103

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the  Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended May 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“custodian”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

104

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of May 31, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X SuperDividend® Alternatives ETF
BNP Paribas	$1,629,331	$1,629,331	$	−	$	−
Global X U.S. Preferred ETF
BNP Paribas	8,453,617	8,453,617		−		−
Global X MLP & Energy Infrastructure ETF
BNP Paribas	5,895,215	5,895,215		−		−

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention, except for Global X MLP ETF, to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements, except for Global X MLP ETF.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.
As of and during the period ended May 31, 2021, the Funds, except for Global X MLP ETF, did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Global X MLP ETF is taxed as a regular C‐corporation for federal income tax purposes and as such is obligated to pay federal and applicable state corporate income tax.

105

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Currently, the federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax‐deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.
Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax‐deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity

106

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax‐deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s net asset value (“NAV”). From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information becomes available. Global X MLP ETF will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

107

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2021	Redemption Fee
Global X SuperDividend® Alternatives ETF	10,000	$300	$134,800	$300
Global X S&P 500® Quality Dividend ETF	10,000	500	315,200	500
Global X U.S. Preferred ETF	10,000	650	257,500	650
Global X Variable Rate Preferred ETF	10,000	300	279,400	300
Global X MLP ETF	10,000	250	369,500	250
Global X MLP & Energy Infrastructure ETF	10,000	250	348,800	250
Global X TargetIncomeTM 5 ETF	10,000	250	244,300	250
Global X TargetIncomeTM Plus 2 ETF	10,000	250	237,000	250
Global X Conscious Companies ETF	10,000	750	306,900	750
Global X Adaptive U.S. Factor ETF	10,000	700	302,400	700
Global X Adaptive U.S. Risk Management ETF	10,000	1,300	274,000	1,300
Global X Founder-Run Companies ETF	10,000	400	331,100	400

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the respective Funds, under the supervision and administration agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees,

108

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)
commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rates of Supervision and Administration Fees paid by the Funds pursuant to the supervision and administration agreement:

Supervision and Administration Fee
Global X SuperDividend® Alternatives ETF	0.75%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X U.S. Preferred ETF*	0.23%
Global X Variable Rate Preferred ETF	0.25%
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X TargetIncomeTM 5 ETF	0.39%
Global X TargetIncomeTM Plus 2 ETF	0.39%
Global X Conscious Companies ETF	0.43%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X Founder-Run Companies ETF	0.45%

* Pursuant  to  an  expense  limitation  agreement  in  existence  between  the  Global  X  U.S.  Preferred  ETF  (the  “Fund”)  and  the  Adviser, prior to April 1, 2021  the  Adviser  agreed  to  waive  or  reimburse  fees  and/or  limit  fund  expenses  to  the  extent  necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other  transaction  expenses  and  extraordinary  expenses  (such  as  litigation  and  indemnification  expenses)) would not exceed 0.23% of the Fund’s average daily net assets per year, effective April 1, 2020, until April 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and

109

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)
maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:
2021	Purchases	Sales and Maturities
Global X SuperDividend® Alternatives ETF	$158,602	$431,937
Global X S&P 500® Quality Dividend ETF	2,322,781	2,335,735
Global X U.S. Preferred ETF	269,900,746	270,048,313
Global X Variable Rate Preferred ETF	1,657,142	1,739,126
Global X MLP ETF	225,715,167	346,238,831
Global X MLP & Energy Infrastructure ETF	78,195,168	93,679,395
Global X TargetIncomeTM 5 ETF	2,961,681	2,959,073
Global X TargetIncomeTM Plus 2 ETF	1,473,056	1,472,867
Global X Conscious Companies ETF	22,395,258	23,915,500
Global X Adaptive U.S. Factor ETF	63,474,428	62,977,075
Global X Founder-Run Companies ETF	3,600,272	3,619,536

110

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the period ended May 31, 2021, in-kind transactions associated with creations and redemptions were:
2020	Purchases	Sales		Realized Gain/(Loss)
Global X SuperDividend® Alternatives ETF	$6,007,282	$	−	$	−
Global X S&P 500® Quality Dividend ETF	2,102,600		597,792		145,543
Global X U.S. Preferred ETF	929,156,649		11,374,759		840,396
Global X Variable Rate Preferred ETF	27,708,541		−		−
Global X MLP ETF	101,578,116		−		−
Global X MLP & Energy Infrastructure ETF	117,708,588		18,283,060		4,975,060
Global X TargetIncomeTM 5 ETF	5,237,108		3,104,394		231,207
Global X TargetIncomeTM Plus 2 ETF	1,878,845		699,888		(6,283)
Global X Conscious Companies ETF	60,506,837		66,934,989		25,954,688
Global X Adaptive U.S. Factor ETF	35,173,732		33,967,005		10,646,984
Global X Founder-Run Companies ETF	6,822,163		2,017,135		808,881

For the year ended November 30, 2020, in-kind transactions associated with creations and redemptions were:
2020	Purchases	Sales	Realized Gain/(Loss)
Global X SuperDividend® Alternatives ETF	$3,217,688	$5,040,683	$(384,435)
Global X S&P 500® Quality Dividend ETF	8,364,729	11,544,814	1,162,033
Global X U.S. Preferred ETF	517,546,492	248,422,827	7,241,591
Global X Variable Rate Preferred ETF	2,484,728	1,326,703	81,942
Global X MLP ETF	447,418,366	–	–
Global X MLP & Energy Infrastructure ETF	261,376,336	136,501,476	15,168,807
Global X TargetIncomeTM 5 ETF	8,358,749	4,693,154	3,385
Global X TargetIncomeTM Plus 2 ETF	30,636,646	32,171,555	(3,229,381)
Global X Conscious Companies ETF	310,608,247	77,589,333	31,368,246
Global X Adaptive U.S. Factor ETF	157,955,935	188,910,310	17,541,617
Global X Founder-Run Companies ETF	6,242,948	4,435,220	(1,104,663)

111

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

5. TAX INFORMATION
Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the period ended May 31, 2021, Global X MLP ETF did not incur any interest or penalties. Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.
Global X MLP ETF’s income tax expense/(benefit) consists of the following for the period ended May 31, 2021:

	Current MLP	Deferred MLP	Total MLP
Federal	$–	$63,412,222	$63,412,222
State	–	6,703,577	6,703,577
Valuation allowance	–	(70,115,799)	(70,115,799)
Total tax expense (benefit)	$–	$–	$–

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows:

For the period ended May 31, 2021:
MLP
Deferred tax assets:
Net operating loss carryforward	$25,257,147
Capital loss carryforward	47,385,015
Net unrealized loss on investment securities	–
Other	1,566,572
Less valuation allowance	(49,758,431)
Less deferred tax liabilities	–
Net unrealized gain on investment securities	(24,450,303)
Net Deferred Tax Asset	$–

Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by Global X MLP ETF in those years. Prior to the passing of the CARES Act, Net Operating Losses (“NOLs”) were subject to the Tax Cuts and Jobs Act (TCJA) but are now governed under the CARES Act. Under the CARES Act,

112

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

5. TAX INFORMATION (continued)
NOLs arising in tax years beginning after December 31, 2017, and before January 1, 2021 may be carried back five tax years and carried forward twenty years. Since the enactment of the TCJA, NOLs generally could not be carried back but could be carried forward indefinitely. Further, the TCJA limited NOL absorption to 80% of taxable income. The CARES Act temporarily removes the 80% limitation, reinstating it for tax years beginning after December 31, 2020.
Global X MLP ETF has estimated net operating loss carryforwards for federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2019	$758,851	Indefinite
	11/30/2021	108,014,391	Indefinite

Global X MLP ETF has estimated capital loss carryforwards for federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$9,483,687	11/30/2021
	11/30/2019	54,795,128	11/30/2024
	11/30/2020	124,432,762	11/30/2025
	11/30/2021	15,358,253	11/30/2026

Based upon Global X MLP ETF’s assessment, it has been determined that it is not more likely than not that Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for Global X MLP ETF’s deferred tax assets. Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.
Total income tax expense/(benefit) (current and deferred) during the period ended May 31, 2021, differs from the amount computed by applying the federal statutory income tax rate of 21% for Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

113

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

5. TAX INFORMATION (continued)
For the period ended May 31, 2021:
	MLP
Income tax (benefit) at statutory rate	$61,255,089	(21.00)%
State income taxes (net of federal benefit)	6,475,538	(2.22)%
Permanent differences, net	2,385,172	(0.82)%
Effect of state tax rate change	–	0.00%
Other adjustments	–	0.00%
Change in valuation allowance	(70,115,799)	24.04%
Net income tax expense/(benefit)	$–	0.00%
Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of Global X MLP ETF. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2020, 2019, and 2018, remain subject to examination by tax authorities in the United States. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file income tax returns in several states. Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file franchise state tax returns in several states.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

114

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended November 30, 2020 and November 30, 2019 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® Alternatives ETF
2020	$1,871,599	$–	$218,100	$2,089,699
2019	1,697,638	24,842	–	1,722,480
Global X S&P 500® Quality Dividend ETF
2020	$208,533	$–	$950	$209,483
2019	187,572	764	–	188,336
Global X U.S. Preferred ETF
2020	$37,989,950	$–	$–	$37,989,950
2019	17,959,180	–	–	17,959,180
Global X Variable Rate Preferred ETF
2020	$49,000	$–	$–	$49,000
Global X MLP ETF
2020	$–	$–	$95,194,445	$95,194,445
2019	–	–	77,728,975	77,728,975
Global X MLP & Energy Infrastructure ETF
2020	$41,140,675	$–	$6,129,052	$47,269,727
2019	40,058,250	–	3,644,335	43,702,585
Global X TargetIncomeTM 5 ETF
2020	$200,326	$–	$31,932	$232,258
2019	106,201	–	–	106,201
Global X TargetIncomeTM Plus 2 ETF
2020	$384,302	$–	$10,725	$395,027
2019	129,966	–	–	129,966
Global X Conscious Companies ETF
2020	$1,788,344	$89,563	$–	$1,877,907
2019	1,418,777	–	–	1,418,777

115

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Adaptive U.S. Factor ETF
2020	$4,904,671	$270,047	$635,325	$5,810,043
2019	5,613,976	520,561	–	6,134,537
Global X Founder-Run Companies ETF
2020	$13,936	$–	$–	$13,936
2019	70,597	3,076	–	73,673

As of November 30, 2020, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X SuperDividend® Alternatives ETF	Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF	Global X Variable Rate Preferred ETF
Undistributed Ordinary Income	$–	$–	$1,771,520	$3,941
Capital Loss Carryforwards	(3,378,584)	(840,623)	(12,846,320)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,262,033)	405,294	23,906,150	97,649
Other Temporary Differences	(6,401)	(1)	(1,016,908)	5,858
Total Distributable Earnings (Accumulated Losses)	$(5,647,018)	$(435,330)	$11,814,442	$107,448

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF
Capital Loss Carryforwards	$(147,418,883)	$(227,414)	$(214,016)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(181,351,039)	(85,954)	64,026
Other Temporary Differences	(5)	–	1
Total Accumulated Losses	$(328,769,927)	$(313,368)	$(149,989)

116

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Conscious Companies ETF	Global X Adaptive U.S. Factor ETF	Global X Founder-Run Companies ETF
Undistributed Ordinary Income	$2,055,988	$–	$17,871
Capital Loss Carryforwards	(3,105,676)	(25,615,402)	(93,685)
Unrealized Appreciation on Investments and Foreign Currency	66,022,197	4,102,064	1,096,883
Other Temporary Differences	(1)	2	(1)
Total Distributable Earnings (Accumulated Losses)	$64,972,508	$(21,513,336)	$1,021,068

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® Alternatives ETF	$1,529,102	$1,849,482	$3,378,584
Global X S&P 500® Quality Dividend ETF	$712,760	$127,863	$840,623
Global X U.S. Preferred ETF	$9,636,726	$3,209,593	$12,846,319
Global X MLP ETF	$9,483,687	$177,685,119	$187,168,806
Global X MLP & Energy Infrastructure ETF	$37,542,091	$109,876,792	$147,418,883
Global X TargetIncomeTM 5 ETF	$225,711	$1,703	$227,414
Global X TargetIncomeTM Plus 2 ETF	$189,882	$24,134	$214,016
Global X Conscious Companies ETF	$1,834,857	$1,270,819	$3,105,676
Global X Adaptive U.S.Factor ETF	$17,888,392	$7,727,010	$25,615,402
Global X Founder-Run Companies ETF	$–	$93,685	$93,685

During the year ended November 30, 2020 the following funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Founder-Run Companies ETF	$24,238	$–	$24,238

117

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

5. TAX INFORMATION (continued)
The adjusted cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2021 for federal income tax purposes, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® Alternatives ETF	$29,782,383	$4,054,758	$(1,304,100)	$2,750,658
Global X S&P 500® Quality Dividend ETF	7,660,449	1,807,750	(46,187)	1,761,563
Global X U.S. Preferred ETF	1,770,152,453	57,959,275	(9,123,888)	48,835,387
Global X Variable Rate Preferred ETF	28,862,307	550,344	(18,132)	532,212
Global X MLP ETF	691,667,540	269,671,332	–	269,671,332
Global X MLP & Energy Infrastructure ETF	712,326,097	128,856,321	(14,184,734)	114,671,587
Global X TargetIncomeTM 5 ETF	6,908,262	205,905	(29,202)	176,703
Global X TargetIncomeTM Plus 2 ETF	5,961,493	58,855	(103,831)	(44,976)
Global X Conscious Companies ETF	355,092,252	103,537,936	(835,799)	102,702,137
Global X Adaptive U.S. Factor ETF	153,433,827	25,335,403	(1,448,361)	23,887,042
Global X Adaptive U.S. Risk Management ETF	67,091,065	6,346,985	(1,273,876)	5,073,109
Global X Founder-Run Companies ETF	9,931,117	1,772,963	(130,342)	1,642,621

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to partnership adjustments, differing cost relief methodologies, preferred stock adjustments, MLP adjustments, and wash sales adjustments investments in MLPs.
6. CONCENTRATION OF RISKS
The Funds may invest in securities in a particular asset class.  Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes. The Funds, except for Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X TargetIncomeTM 5 ETF and Global X TargetIncomeTM Plus 2 ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. These Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying index). The Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X TargetIncomeTM 5 ETF and Global X TargetIncomeTM Plus 2 ETF use a representative sampling strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Fund’s underlying

118

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

6. CONCENTRATION OF RISKS (continued)
index in terms of key risk factors, performance attributes and other characteristics. A more complete description of risks is included in each Fund’s prospectus and statement of additional information.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which a Fund may invest. As such, the potential effect of a transition away from LIBOR on a Fund’s investments cannot yet be determined.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund, and cause a Fund to decline in value.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess

119

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of May 31, 2021, the value of securities on loan was $3,246,286, $16,943,491, and $11,703,072 for the Global X SuperDividend® Alternatives ETF, Global X U.S. Preferred ETF, and Global X MLP & Energy Infrastructure ETF, respectively, and the cash collateral received from securities on loan was $3,327,587, $17,264,840 and $12,039,810 for the Global X SuperDividend® Alternatives ETF, Global X U.S. Preferred ETF, and Global X MLP & Energy Infrastructure ETF, respectively.
As of May 31, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X SuperDividend® Alternatives ETF
BOFA Securities, Inc.	$1,055,822	$1,095,425
Citigroup	550,246	560,282
Credit Suisse	71,165	72,175	(1)
JPMorgan	1,401,800	1,429,300
Morgan Stanley	167,253	170,405
Global X U.S. Preferred ETF
BMO Capital Markets Corp.	30,716	31,475
BOFA Securities, Inc.	602,221	612,850
JPMorgan	8,162,423	8,313,800
National Financial Services	4,547,840	4,638,890
TD Prime Services, LLC	2,271,042	2,312,350
Wells Fargo Securities, LLC	1,329,249	1,355,475
Global X MLP & Energy Infrastructure ETF
BNP Prime Brokerage	3,232	3,310
JPMorgan	11,699,840	12,036,500

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

120

Notes to Financial Statements (Unaudited) (Continued)
May 31, 2021

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
10. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

121

Notes to Financial Statements (Unaudited) (Concluded)
May 31, 2021

11. OTHER MATTER
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

122

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2020 to May 31, 2021).
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

123

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,214.70	0.75%	$4.14
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78

Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$1,268.60	0.20%	$1.13
Hypothetical 5% Return	1,000.00	1,023.93	0.20	1.01

Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$1,041.70	0.23%	$1.17
Hypothetical 5% Return	1,000.00	1,023.79	0.23	1.16

Global X Variable Rate Preferred ETF
Actual Fund Return	$1,000.00	$1,064.00	0.25%	$1.29
Hypothetical 5% Return	1,000.00	1,023.68	0.25	1.26

Global X MLP ETF
Actual Fund Return	$1,000.00	$1,451.80	0.45%	$2.75
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,358.20	0.45%	$2.65
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

Global X TargetIncomeTM 5 ETF
Actual Fund Return	$1,000.00	$1,077.60	0.39%	$2.02
Hypothetical 5% Return	1,000.00	1,022.99	0.39	1.97

Global X TargetIncomeTM Plus 2 ETF
Actual Fund Return	$1,000.00	$989.80	0.39%	$1.93
Hypothetical 5% Return	1,000.00	1,022.99	0.39	1.97

Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,166.70	0.43%	$2.32
Hypothetical 5% Return	1,000.00	1,022.79	0.43	2.17

Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$1,231.10	0.27%	$1.50
Hypothetical 5% Return	1,000.00	1,023.59	0.27	1.36

Global X Adaptive U.S. Risk Management ETF*
Actual Fund Return	$1,000.00	$1,098.20	0.39%	$1.56	(2)
Hypothetical 5% Return	1,000.00	1,022.99	0.39	1.97

124

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,168.20	0.45%	$2.43
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 139/365 (to reflect the period from inception to date).
*	The Fund commenced operations on January 12, 2021.

125

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 21, 2021, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

126

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held by videoconference on November 11, 20201 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Adaptive U.S. Risk Management ETF (the “New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (the “New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management. The New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
• the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;
[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

127

Approval of Investment Advisory Agreement (unaudited)

• Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;
• Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;
• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and
• the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.
Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.
Performance
The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
• Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;
• The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

128

Approval of Investment Advisory Agreement (unaudited)

• the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.
Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
• comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structure of the New Fund that was above the average or median for the New Fund’s peer group;
• the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratio for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fee) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and
• that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.
Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
• the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

129

Approval of Investment Advisory Agreement (unaudited)

• the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and
• that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.
Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the New Fund Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

130

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV.  The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

131

NOTES

132

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006-1871

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-0900

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X Internet of Things ETF (ticker: SNSR)
Global X FinTech ETF (ticker: FINX)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN)
Global X Cybersecurity ETF (ticker: BUG)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Millennial Consumer ETF (ticker: MILN)
Global X Education ETF (ticker: EDUT)
Global X Cannabis ETF (ticker: POTX)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X China Biotech Innovation ETF (ticker: CHB)
Global X Telemedicine & Digital Health ETF (ticker: EDOC)
Global X Aging Population ETF (ticker: AGNG)
Global X Health & Wellness ETF (ticker: BFIT)
Global X CleanTech ETF (ticker: CTEC)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Clean Water ETF (ticker: AQWA)
Global X Thematic Growth ETF (ticker: GXTG)

Semi-Annual Report
May 31, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 2.0%
Industrials — 2.0%
ATS Automation Tooling Systems *	2,085,316	$51,235,247

FINLAND — 2.8%
Industrials — 2.8%
Cargotec, Cl B	1,237,532	70,249,222

JAPAN — 37.5%
Communication Services — 0.3%
RPA Holdings *	1,290,350	8,553,445

Health Care — 0.6%
CYBERDYNE * (A)	3,056,344	15,062,864

Industrials — 24.6%
Daifuku	926,193	80,176,016
FANUC	770,901	185,829,374
Hirata	237,882	14,232,903
Idec	735,715	13,901,485
Mitsubishi Electric	6,018,527	94,211,359
Nachi-Fujikoshi	556,715	21,489,022

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shibaura Machine	673,697	$15,627,198
SMC	150,811	90,959,706
Yaskawa Electric (A)	2,262,024	107,779,093
		624,206,156

Information Technology — 12.0%
AI inside * (A)	83,368	13,076,590
Autonomous Control Systems Laboratory * (A)	230,025	5,237,396
Keyence	335,157	166,336,613
Neural Pocket * (A)	276,480	12,796,392
Omron (A)	1,183,689	94,070,851
PKSHA Technology * (A)	684,417	15,502,457
		307,020,299

TOTAL JAPAN		954,842,764

SWITZERLAND — 13.1%
Health Care — 4.4%
Tecan Group	223,174	111,779,167

Industrials — 8.7%
ABB	6,407,082	218,398,173

TOTAL SWITZERLAND		330,177,340

UNITED KINGDOM — 5.0%
Information Technology — 5.0%
Renishaw	1,614,749	126,722,848

UNITED STATES — 39.4%
Consumer Discretionary — 2.4%
iRobot * (A)	627,372	61,294,244

Energy — 0.7%
Helix Energy Solutions Group *	3,383,191	17,694,089

Health Care — 7.9%
Intuitive Surgical *	237,361	199,900,687

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 8.0%
AeroVironment *	539,676	$59,164,679
John Bean Technologies	710,890	102,389,487
Maxar Technologies (A)	1,345,772	41,932,830
		203,486,996

Information Technology — 20.4%
Brooks Automation	1,657,822	169,247,048
Cerence *	818,142	77,829,849
FARO Technologies *	400,723	30,314,695
NVIDIA	366,819	238,351,650
		515,743,242

TOTAL UNITED STATES		998,119,258

TOTAL COMMON STOCK
(Cost $2,001,417,939)		2,531,346,679

SHORT-TERM INVESTMENT(B)(C) — 3.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $84,311,201)	84,311,201	84,311,201

REPURCHASE AGREEMENT(B) — 3.2%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $80,889,413 (collateralized by U.S. Treasury Obligations, ranging in par value $1,604,820 - $11,667,482, 2.000%, 10/31/2022, with a total market value of $82,467,564)

(Cost $80,889,413)	$80,889,413	80,889,413

TOTAL INVESTMENTS — 106.3%
(Cost $2,166,618,553)		$2,696,547,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Robotics & Artificial Intelligence ETF

Percentages are based on Net Assets of $2,536,449,225.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $156,929,711.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $165,200,614.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,531,346,679	$—	$—	$2,531,346,679
Short-Term Investment	84,311,201	—	—	84,311,201
Repurchase Agreement	—	80,889,413	—	80,889,413
Total Investments in Securities	$2,615,657,880	$80,889,413	$—	$2,696,547,293

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Internet of Things ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 4.2%
Information Technology — 4.2%
AMS *	713,611	$14,049,427
S&T (A)	171,113	4,293,875

TOTAL AUSTRIA		18,343,302

CANADA — 0.4%
Information Technology — 0.4%
Sierra Wireless *	104,481	1,625,724

CHINA — 2.6%
Information Technology — 2.6%
NXP Semiconductors	54,390	11,499,134

FRANCE — 1.5%
Industrials — 1.5%
Legrand (A)	61,454	6,440,947

ITALY — 0.9%
Information Technology — 0.9%
Datalogic	149,893	3,907,458

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 1.4%
Information Technology — 1.4%
Nippon Ceramic	70,382	$1,786,189
Renesas Electronics *	394,336	4,227,526

TOTAL JAPAN		6,013,715

NORWAY — 3.0%
Information Technology — 3.0%
Nordic Semiconductor *	467,361	13,021,248

SWEDEN — 0.5%
Information Technology — 0.5%
Fingerprint Cards, Cl B *	513,707	2,129,694

SWITZERLAND — 9.8%
Industrials — 2.3%
ABB	291,825	9,947,437

Information Technology — 7.5%
Landis+Gyr Group	75,950	5,535,604
STMicroelectronics	718,034	26,817,378
		32,352,982

TOTAL SWITZERLAND		42,300,419

TAIWAN — 9.5%
Information Technology — 9.5%
Advantech	2,006,521	23,616,341
eMemory Technology	200,182	6,768,830
MediaTek	330,480	11,448,650

TOTAL TAIWAN		41,833,821

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.2%
Information Technology — 0.2%
Spirent Communications	306,165	$1,083,509

UNITED STATES — 65.8%
Consumer Discretionary — 7.8%
Garmin	196,001	27,879,182
Vivint Smart Home *	462,393	6,431,887
		34,311,069

Health Care — 4.0%
DexCom *	47,018	17,367,979

Industrials — 22.1%
ADT	1,978,281	20,455,426
Emerson Electric	103,616	9,915,015
Honeywell International	43,939	10,145,954
Johnson Controls International	182,340	12,132,904
Resideo Technologies *	81,358	2,432,604
Rockwell Automation	30,230	7,972,256
Schneider Electric	59,090	9,402,056
Sensata Technologies Holding *	409,005	24,307,167
		96,763,382

Information Technology — 31.9%
Alarm.com Holdings *	126,838	10,385,496
Ambarella *	89,335	8,967,447
Analog Devices	52,829	8,695,653
Badger Meter	75,686	7,233,311
Belden	115,639	5,851,333
Cisco Systems	140,909	7,454,087
Digi International *	87,924	1,667,039
Impinj *	58,836	3,062,414
InterDigital	79,840	6,449,475
International Business Machines	52,575	7,557,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Itron *	104,582	$9,971,894
NETGEAR *	76,599	2,978,169
PTC *	26,582	3,565,709
QUALCOMM	71,461	9,614,363
Rambus *	294,341	5,757,310
Silicon Laboratories *	113,661	15,521,546
Skyworks Solutions	149,871	25,478,070
		140,210,446

TOTAL UNITED STATES		288,652,876

TOTAL COMMON STOCK
(Cost $331,889,217)		436,851,847

SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $4,357,766)	4,357,766	4,357,766

REPURCHASE AGREEMENT(B) — 1.0%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/21, repurchase price $4,180,906 (collateralized by U.S. Treasury Obligations, ranging in par value $82,948 - $603,053, 2.000%, 10/31/2022, with a total market value of $4,262,472)

(Cost $4,180,906)	$4,180,906	4,180,906

TOTAL INVESTMENTS — 101.8%
(Cost $340,427,889)		$445,390,519

Percentages are based on Net Assets of $437,492,500.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Internet of Things ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $8,025,312.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $8,538,672.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$436,851,847	$—	$—	$436,851,847
Short-Term Investment	4,357,766	—	—	4,357,766
Repurchase Agreement	—	4,180,906	—	4,180,906
Total Investments in Securities	$441,209,613	$4,180,906	$—	$445,390,519

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X FinTech ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 7.4%
Financials — 1.4%
HUB24	318,212	$6,582,089
Zip * (A)	1,934,415	10,722,723
		17,304,812

Information Technology — 6.0%
Afterpay *	910,446	65,930,301
IRESS	948,997	7,791,857
		73,722,158

TOTAL AUSTRALIA		91,026,970

BRAZIL — 8.5%
Information Technology — 8.5%
Pagseguro Digital, Cl A *	896,666	44,035,267
StoneCo, Cl A *	894,603	59,016,960

TOTAL BRAZIL		103,052,227

CANADA — 1.1%
Information Technology — 1.1%
Nuvei *	174,465	12,992,443

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 4.6%
Financials — 3.7%
Lufax Holding ADR * (A)	3,726,363	$45,424,364

Information Technology — 0.9%
Yeahka * (A)	1,697,414	10,847,354

TOTAL CHINA		56,271,718

DENMARK — 2.2%
Information Technology — 2.2%
SimCorp	201,678	27,320,525

GERMANY — 1.5%
Financials — 1.5%
Hypoport *	32,316	18,084,552

ISRAEL — 0.6%
Information Technology — 0.6%
Sapiens International	248,904	7,146,034

ITALY — 3.6%
Information Technology — 3.6%
Nexi *	2,139,820	43,439,191

JAPAN — 0.3%
Industrials — 0.3%
Makuake * (A)	56,819	3,167,088

NETHERLANDS — 6.4%
Information Technology — 6.4%
Adyen *	33,500	77,624,738

NEW ZEALAND — 4.9%
Information Technology — 4.9%
Xero *	595,831	59,918,430

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 3.5%
Financials — 0.4%
Leonteq	93,876	$4,813,485

Information Technology — 3.1%
Temenos	241,963	37,475,298

TOTAL SWITZERLAND		42,288,783

UNITED STATES — 55.3%
Financials — 3.6%
Blucora *	235,840	4,089,466
LendingClub *	481,371	7,355,349
LendingTree *	64,947	13,330,372
Virtu Financial, Cl A	598,502	18,224,386
		42,999,573

Health Care — 2.4%
HealthEquity *	355,109	29,516,660

Information Technology — 49.3%
Bill.com Holdings *	386,026	57,486,992
Black Knight *	499,680	36,671,515
Bottomline Technologies *	218,045	8,150,522
Envestnet *	266,129	19,153,304
Fidelity National Information Services	348,915	51,981,357
Fiserv *	478,669	55,142,669
GreenSky, Cl A *	466,990	2,736,561
Guidewire Software *	334,655	32,709,180
Intuit	164,831	72,375,644
Mitek Systems *	247,164	4,191,901
nCino *	351,433	21,479,585
PayPal Holdings *	284,821	74,059,156
Shift4 Payments, Cl A *	145,914	13,612,317
Square, Cl A *	465,374	103,555,021
SS&C Technologies Holdings	615,394	45,459,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X FinTech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Vertex, Cl A *	96,812	$1,859,759
		600,624,638

TOTAL UNITED STATES		673,140,871

TOTAL COMMON STOCK
(Cost $914,726,769)		1,215,473,570

SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $22,668,575)	22,668,575	22,668,575

REPURCHASE AGREEMENT(B) — 1.8%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $21,748,566 (collateralized by U.S. Treasury Obligations, ranging in par value $431,485 - $3,137,011, 2.000%, 10/31/2022, with a total market value of $22,172,879)

(Cost $21,748,566)	$21,748,566	21,748,566

TOTAL INVESTMENTS — 103.6%
(Cost $959,143,910)		$1,259,890,711

Percentages are based on Net Assets of $1,216,182,854.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X FinTech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $41,722,700.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $44,417,141.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,215,473,570	$—	$—	$1,215,473,570
Short-Term Investment	22,668,575	—	—	22,668,575
Repurchase Agreement	—	21,748,566	—	21,748,566
Total Investments in Securities	$1,238,142,145	$21,748,566	$—	$1,259,890,711

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Video Games & Esports ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 13.2%
Communication Services — 13.2%
Bilibili ADR *	247,728	$26,551,487
DouYu International Holdings ADR *	1,449,546	11,451,413
HUYA ADR * (A)	266,250	4,073,625
NetEase ADR	385,577	45,471,096

TOTAL CHINA		87,547,621

FRANCE — 3.3%
Communication Services — 3.3%
Ubisoft Entertainment *	300,756	21,945,238

IRELAND — 1.7%
Information Technology — 1.7%
Keywords Studios *	309,086	11,446,818

JAPAN — 23.4%
Communication Services — 23.4%
Akatsuki	46,756	1,515,664
Capcom	905,524	29,065,694
DeNA	399,742	8,098,433
Gumi (A)	245,224	2,539,760
GungHo Online Entertainment *	348,248	6,577,050
KLab *	241,386	1,523,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Konami Holdings	440,855	$28,541,829
Nexon	966,557	22,886,242
Nintendo	64,088	39,609,560
Square Enix Holdings	315,486	16,954,056

TOTAL JAPAN		157,311,560

SINGAPORE — 0.8%
Communication Services — 0.8%
IGG	3,620,700	5,392,681

SOUTH KOREA — 12.3%
Communication Services — 12.3%
Com2uSCorp	40,706	4,832,309
Gravity ADR *	31,059	4,067,487
JoyCity *	236,400	1,990,313
Kakao Games *	334,752	15,637,568
NCSoft	35,748	27,308,613
Neowiz *	90,081	1,877,865
Netmarble	93,032	11,427,763
Nexon GT *	156,457	1,809,643
Pearl Abyss *	154,666	8,070,977
Webzen *	85,494	2,456,812
Wemade	57,648	3,013,430

TOTAL SOUTH KOREA		82,492,780

SWEDEN — 7.6%
Communication Services — 7.6%
Embracer Group, Cl B *	1,191,227	34,913,152
Stillfront Group *	1,565,159	16,391,118

TOTAL SWEDEN		51,304,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 7.4%
Communication Services — 7.4%
Chinese Gamer International *	920,500	$1,888,086
Gamania Digital Entertainment	866,100	2,007,542
Sea ADR *	179,189	45,377,822

TOTAL TAIWAN		49,273,450

UNITED STATES — 30.2%
Communication Services — 22.1%
Activision Blizzard	446,705	43,442,061
Electronic Arts	291,445	41,656,234
Take-Two Interactive Software *	154,767	28,718,565
Zynga, Cl A *	3,142,062	34,059,952
		147,876,812

Information Technology — 8.1%
NVIDIA	78,770	51,183,170
Turtle Beach *	92,007	3,045,432
		54,228,602

TOTAL UNITED STATES		202,105,414

TOTAL COMMON STOCK
(Cost $649,445,059)		668,819,832

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,406,241)	1,406,241	1,406,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $1,349,169 (collateralized by U.S. Treasury Obligations, ranging in par value $26,767 - $194,604, 2.000%, 10/31/2022, with a total market value of $1,375,491)

(Cost $1,349,169)	$1,349,169	$1,349,169

TOTAL INVESTMENTS — 100.3%
(Cost $652,200,469)		$671,575,242

Percentages are based on Net Assets of $669,813,038.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $2,640,318.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $2,755,410.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$668,819,832	$—	$—	$668,819,832
Short-Term Investment	1,406,241	—	—	1,406,241
Repurchase Agreement	—	1,349,169	—	1,349,169
Total Investments in Securities	$670,226,073	$1,349,169	$—	$671,575,242

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

Sector Weightings †:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.0%
AUSTRALIA — 2.1%
Materials — 2.1%
Orocobre *	1,927,620	$9,793,397
Pilbara Minerals *	9,298,742	8,781,867

TOTAL AUSTRALIA		18,575,264

BELGIUM — 1.0%
Materials — 1.0%
Umicore	155,622	9,366,666

CANADA — 1.6%
Industrials — 0.5%
Ballard Power Systems * (A)	237,730	4,117,483

Information Technology — 1.1%
BlackBerry * (A)	1,010,095	10,171,657

TOTAL CANADA		14,289,140

CHILE — 1.8%
Materials — 1.8%
Lundin Mining	883,233	9,483,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sociedad Quimica y Minera de Chile ADR	158,489	$6,873,668

TOTAL CHILE		16,356,724

CHINA — 6.4%
Communication Services — 1.3%
Baidu ADR *	61,152	12,002,303

Consumer Discretionary — 2.6%
BYD, Cl H	303,530	6,949,337
Geely Automobile Holdings	2,400,700	6,081,010
NIO ADR *	264,277	10,206,378
		23,236,725

Information Technology — 1.7%
NXP Semiconductors	73,052	15,444,654

Materials — 0.8%
Ganfeng Lithium, Cl H	518,424	6,953,287

TOTAL CHINA		57,636,969

FRANCE — 0.9%
Consumer Discretionary — 0.9%
Faurecia	8,815	484,067
Renault *	182,263	7,576,530

TOTAL FRANCE		8,060,597

GERMANY — 2.5%
Consumer Discretionary — 1.0%
Continental *	62,092	9,202,008

Information Technology — 1.5%
Infineon Technologies	320,621	12,972,551

TOTAL GERMANY		22,174,559

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 8.4%
Consumer Discretionary — 7.7%
Denso	171,451	$11,756,417
Honda Motor	429,632	13,548,204
Nissan Motor *	1,634,450	8,223,153
Panasonic	829,969	9,482,665
Toyota Motor	314,961	26,162,025
		69,172,464

Industrials — 0.7%
GS Yuasa	235,726	6,751,870

TOTAL JAPAN		75,924,334

LUXEMBOURG — 1.0%
Materials — 1.0%
APERAM	166,425	9,167,445

NETHERLANDS — 0.7%
Consumer Discretionary — 0.7%
TomTom *	663,014	6,041,204

RUSSIA — 1.1%
Communication Services — 1.1%
Yandex, Cl A *	138,921	9,382,724

SOUTH KOREA — 2.3%
Consumer Discretionary — 2.3%
Hyundai Motor	46,588	9,691,039
Kia Motors	143,390	10,889,566

TOTAL SOUTH KOREA		20,580,605

SWEDEN — 2.0%
Consumer Discretionary — 2.0%
Autoliv	87,826	9,312,191

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Veoneer * (A)	361,720	$8,561,912

TOTAL SWEDEN		17,874,103

UNITED KINGDOM — 1.0%
Materials — 1.0%
Johnson Matthey	217,058	9,374,281

UNITED STATES — 65.2%
Communication Services — 3.9%
Alphabet, Cl A *	14,774	34,820,102

Consumer Discretionary — 15.5%
American Axle & Manufacturing Holdings *	796,761	8,923,723
Aptiv *	79,270	11,923,793
BorgWarner	205,193	10,524,349
Dana	338,257	9,176,912
Ford Motor *	1,186,821	17,244,509
General Motors *	304,016	18,031,189
Gentherm *	107,414	7,790,738
Harley-Davidson	201,528	9,768,062
Lear	50,646	9,792,911
Stellantis *	535,246	10,501,233
Tesla *	30,446	19,035,448
Visteon *	53,341	6,532,139
		139,245,006

Industrials — 11.3%
Bloom Energy, Cl A *	219,641	5,308,723
CBAK Energy Technology * (A)	1,001,435	4,196,013
EnerSys	84,859	7,997,112
General Electric	1,456,139	20,473,314
Honeywell International	82,052	18,946,627
Hyster-Yale Materials Handling	96,840	7,320,136
ITT	98,690	9,266,991
Johnson Controls International	222,097	14,778,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Plug Power *	156,174	$4,794,542
Westinghouse Air Brake Technologies	107,999	8,937,997
		102,019,789

Information Technology — 27.5%
Advanced Micro Devices *	179,888	14,405,431
Ambarella *	78,416	7,871,398
Apple	200,313	24,961,003
CEVA *	133,648	5,996,786
Cisco Systems	374,762	19,824,910
II-VI *	95,425	6,428,782
Intel	484,584	27,679,438
Maxim Integrated Products *	106,765	10,891,098
Micron Technology *	219,040	18,430,026
Microsoft	120,086	29,983,072
NVIDIA	47,832	31,080,277
ON Semiconductor *	247,058	9,892,202
QUALCOMM	167,052	22,475,176
Rogers *	44,160	8,273,376
Xilinx *	78,018	9,908,286
		248,101,261

Materials — 7.0%
Albemarle	52,166	8,715,895
Allegheny Technologies *	402,724	9,862,711
Cabot	153,138	9,736,514
Carpenter Technology	221,553	10,616,820
Freeport-McMoRan Copper & Gold	399,036	17,046,818
Livent *	356,669	6,958,612
		62,937,370

TOTAL UNITED STATES		587,123,528

TOTAL COMMON STOCK
(Cost $841,166,592)		881,928,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 1.9%
GERMANY— 1.9%
Consumer Discretionary — 1.9%
Volkswagen (B)
(Cost $12,106,072)	61,860	$17,041,416

SHORT-TERM INVESTMENT(C)(D) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $10,626,940)	10,626,940	10,626,940

REPURCHASE AGREEMENT(C) — 1.1%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $10,195,643 (collateralized by U.S. Treasury Obligations, ranging in par value $202,278 - $1,470,619, 2.000%, 10/31/2022, with a total market value of $10,394,561)

(Cost $10,195,643)	$10,195,643	10,195,643

TOTAL INVESTMENTS — 102.2%
(Cost $874,095,247)		$919,792,142

Percentages are based on Net Assets of $900,379,020.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $20,442,006.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $20,822,583.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$881,928,143	$—	$—	$881,928,143
Preferred Stock	17,041,416	—	—	17,041,416
Short-Term Investment	10,626,940	—	—	10,626,940
Repurchase Agreement	—	10,195,643	—	10,195,643
Total Investments in Securities	$909,596,499	$10,195,643	$—	$919,792,142

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cloud Computing ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.3%
Information Technology — 4.3%
Shopify, Cl A *	45,205	$56,183,939

CHINA — 3.2%
Consumer Discretionary — 1.1%
Alibaba Group Holding ADR *	68,916	14,745,267

Information Technology — 2.1%
21Vianet Group ADR *	1,035,936	23,122,092
Kingsoft	522,700	3,528,890
		26,650,982

TOTAL CHINA		41,396,249

NEW ZEALAND — 3.6%
Information Technology — 3.6%
Xero *	464,909	46,752,548

UNITED STATES — 88.8%
Communication Services — 5.3%
Alphabet, Cl A *	7,625	17,970,981
Netflix *	98,689	49,621,816
		67,592,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cloud Computing ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 4.0%
2U *	716,283	$26,087,027
Amazon.com *	7,460	24,044,102
		50,131,129

Information Technology — 73.8%
Akamai Technologies *	447,454	51,103,721
Anaplan *	906,593	46,698,605
Benefitfocus *	309,912	4,583,598
Box, Cl A *	1,567,045	36,527,819
Cornerstone OnDemand *	637,217	28,018,431
Coupa Software *	210,966	50,252,101
Dropbox, Cl A *	2,010,121	54,976,809
Everbridge *	362,338	42,574,715
Fastly, Cl A * (A)	1,018,841	48,079,107
International Business Machines	24,723	3,553,684
Microsoft	99,160	24,758,269
Mimecast *	620,050	30,996,300
Paycom Software *	150,672	49,661,491
Paylocity Holding *	289,676	49,195,675
Proofpoint *	286,938	49,585,756
Qualys *	377,066	36,454,741
salesforce.com *	226,090	53,832,029
SPS Commerce *	345,544	32,432,760
Twilio, Cl A *	162,956	54,753,216
Workday, Cl A *	210,937	48,245,511
Workiva, Cl A *	405,673	38,498,368
Zoom Video Communications, Cl A *	168,282	55,790,531
Zscaler *	294,576	57,206,659
		947,779,896

Real Estate — 5.7%
CoreSite Realty ‡	53,306	6,463,353
CyrusOne ‡	150,604	11,107,045
Digital Realty Trust ‡	329,713	49,971,302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cloud Computing ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
QTS Realty Trust, Cl A ‡	84,389	$5,348,575
		72,890,275

TOTAL UNITED STATES		1,138,394,097

TOTAL COMMON STOCK
(Cost $1,116,449,830)		1,282,726,833

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $15,855,160)	15,855,160	15,855,160

REPURCHASE AGREEMENT(B) — 1.2%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $15,211,675 (collateralized by U.S. Treasury Obligations, ranging in par value $301,795 - $2,194,131, 2.000%, 10/31/2022, with a total market value of $15,508,457)

(Cost $15,211,675)	$15,211,675	15,211,675

TOTAL INVESTMENTS — 102.3%
(Cost $1,147,516,665)		$1,313,793,668

Percentages are based on Net Assets of $1,283,700,238.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cloud Computing ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $29,791,047.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $31,066,835.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,282,726,833	$—	$—	$1,282,726,833
Short-Term Investment	15,855,160	—	—	15,855,160
Repurchase Agreement	—	15,211,675	—	15,211,675
Total Investments in Securities	$1,298,581,993	$15,211,675	$—	$1,313,793,668

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 3.2%
Information Technology — 3.2%
NEXTDC *	202,016	$1,720,975

CHINA — 9.0%
Communication Services — 4.0%
China Tower, Cl H	15,661,400	2,138,901

Information Technology — 5.0%
21Vianet Group ADR *	46,482	1,037,478
GDS Holdings ADR *	22,361	1,681,994
		2,719,472

TOTAL CHINA		4,858,373

HONG KONG — 0.6%
Information Technology — 0.6%
SUNeVision Holdings	288,181	299,264

INDONESIA — 2.8%
Communication Services — 2.8%
Sarana Menara Nusantara	10,921,778	898,361
Tower Bersama Infrastructure	3,664,585	613,116

TOTAL INDONESIA		1,511,477

SINGAPORE — 2.1%
Real Estate — 2.1%
Keppel ‡	581,570	1,129,560

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.4%
Information Technology — 2.4%
Winbond Electronics	1,016,204	$1,240,011

UNITED STATES — 79.7%
Communication Services — 0.8%
Radius Global Infrastructure, Cl A *	27,242	435,872

Information Technology — 12.0%
Advanced Micro Devices *	10,900	872,872
Microchip Technology	6,632	1,040,892
Micron Technology *	12,529	1,054,190
NVIDIA	1,876	1,218,987
Switch, Cl A	44,132	832,771
Western Digital *	20,385	1,533,564
		6,553,276

Real Estate — 66.9%
American Tower, Cl A ‡	27,832	7,109,963
CoreSite Realty ‡	18,851	2,285,684
Crown Castle International ‡	39,523	7,489,609
CyrusOne ‡	31,986	2,358,968
Digital Realty Trust ‡	33,963	5,147,432
Equinix ‡	8,708	6,415,358
QTS Realty Trust, Cl A ‡	28,382	1,798,851
SBA Communications, Cl A ‡	8,533	2,543,858
Uniti Group ‡	99,074	1,075,944
		36,225,667

TOTAL UNITED STATES		43,214,815

TOTAL COMMON STOCK
(Cost $51,999,205)		53,974,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

Value
TOTAL INVESTMENTS — 99.8%
(Cost $51,999,205)	$53,974,475

Percentages are based on Net Assets of $54,081,522.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class
As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cybersecurity ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 0.6%
Information Technology — 0.6%
Absolute Software	158,039	$2,200,510

ISRAEL — 6.9%
Information Technology — 6.9%
Check Point Software Technologies *	165,716	19,385,458
Radware *	148,732	4,342,974
Tufin Software Technologies *	112,833	1,025,652

TOTAL ISRAEL		24,754,084

JAPAN — 5.6%
Information Technology — 5.6%
Cyber Security Cloud *	36,264	955,609
Digital Arts	45,539	3,354,089
Trend Micro *	311,010	15,836,836

TOTAL JAPAN		20,146,534

SOUTH KOREA — 0.5%
Information Technology — 0.5%
Ahnlab	32,145	1,957,003

UNITED KINGDOM — 4.4%
Information Technology — 4.4%
Avast	2,373,412	15,849,892

UNITED STATES — 82.0%
Information Technology — 82.0%
A10 Networks *	248,485	2,417,759
Crowdstrike Holdings, Cl A *	106,298	23,614,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CyberArk Software *	126,300	$15,982,002
FireEye *	770,357	17,232,886
Fortinet *	96,329	21,051,740
Intrusion *	96,393	1,432,400
McAfee, Cl A	524,527	13,181,364
Mimecast *	207,879	10,391,871
NortonLifeLock	716,484	19,817,947
Okta, Cl A *	84,858	18,875,814
OneSpan *	129,635	3,389,955
Palo Alto Networks *	58,935	21,408,139
Ping Identity Holding *	264,641	6,380,495
Proofpoint *	86,843	15,007,339
Qualys *	126,439	12,224,123
Rapid7 *	177,953	14,885,768
Sailpoint Technologies Holdings *	297,086	13,823,412
Telos *	212,572	6,989,367
Tenable Holdings *	341,075	14,256,935
Varonis Systems, Cl B *	315,721	15,249,324
VirnetX Holding *	223,018	1,021,422
Zix *	182,301	1,270,638
Zscaler *	118,851	23,080,864

TOTAL UNITED STATES		292,985,664

TOTAL COMMON STOCK
(Cost $383,605,863)		357,893,687

TOTAL INVESTMENTS — 100.0%
(Cost $383,605,863)		$357,893,687

Percentages are based on Net Assets of $357,759,420.

*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cybersecurity ETF

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Artificial Intelligence & Technology ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 0.6%
Consumer Discretionary — 0.3%
Afya, Cl A *	25,087	$587,287

Information Technology — 0.3%
StoneCo, Cl A *	9,562	630,805

TOTAL BRAZIL		1,218,092

CANADA — 4.1%
Industrials — 1.0%
Thomson Reuters	21,030	2,060,309

Information Technology — 3.1%
Shopify, Cl A *	5,089	6,324,965

TOTAL CANADA		8,385,274

CHINA — 10.5%
Communication Services — 3.7%
Baidu ADR *	11,521	2,261,227
Tencent Holdings	69,443	5,381,687
		7,642,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 4.6%
Alibaba Group Holding ADR *	23,469	$5,021,427
Meituan, Cl B *	127,041	4,340,820
		9,362,247

Information Technology — 2.2%
21Vianet Group ADR *	15,605	348,304
Canaan ADR * (A)	126,637	1,063,751
NXP Semiconductors	12,126	2,563,679
ZTE, Cl H	202,300	546,052
		4,521,786

TOTAL CHINA		21,526,947

FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	17,862	582,693

FRANCE — 0.2%
Communication Services — 0.2%
Ubisoft Entertainment *	5,735	418,465

GERMANY — 4.4%
Industrials — 3.3%
Siemens	40,573	6,667,273

Information Technology — 1.1%
Infineon Technologies	55,250	2,235,454

TOTAL GERMANY		8,902,727

IRELAND — 0.5%
Information Technology — 0.5%
Seagate Technology Holdings	10,829	1,036,877

ISRAEL — 0.7%
Information Technology — 0.7%
Cognyte Software *	8,318	214,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tower Semiconductor *	19,916	$547,092
Wix.com *	2,419	628,601

TOTAL ISRAEL		1,389,798

ITALY — 0.3%
Health Care — 0.3%
Amplifon	14,709	691,444

JAPAN — 1.8%
Industrials — 1.7%
FANUC	8,572	2,066,322
Fujikura	128,362	556,751
Toshiba	21,070	890,889
		3,513,962

Information Technology — 0.1%
AI inside *	919	144,149

TOTAL JAPAN		3,658,111

NETHERLANDS — 0.5%
Industrials — 0.5%
Wolters Kluwer	11,300	1,083,859

SOUTH KOREA — 4.4%
Information Technology — 4.4%
Samsung Electronics	76,137	5,468,102
SK Hynix	30,788	3,450,641

TOTAL SOUTH KOREA		8,918,743

SWEDEN — 0.8%
Information Technology — 0.8%
Telefonaktiebolaget LM Ericsson ADR	129,856	1,743,966

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.7%
Information Technology — 0.7%
STMicroelectronics (A)	38,459	$1,434,974

TAIWAN — 1.2%
Industrials — 0.3%
Bizlink Holding	60,300	523,866

Information Technology — 0.9%
Acer	708,000	811,608
Alchip Technologies	17,690	337,979
Global Unichip	43,000	553,379
		1,702,966

TOTAL TAIWAN		2,226,832

UNITED KINGDOM — 1.1%
Industrials — 0.7%
Experian	38,732	1,484,391

Information Technology — 0.4%
Dialog Semiconductor *	9,517	754,710

TOTAL UNITED KINGDOM		2,239,101

UNITED STATES — 67.8%
Communication Services — 12.5%
Alphabet, Cl A *	3,260	7,683,331
Facebook, Cl A *	22,392	7,360,922
Netflix *	10,532	5,295,595
Snap, Cl A *	52,251	3,245,832
Twitter *	33,608	1,949,264
		25,534,944

Consumer Discretionary — 3.8%
Amazon.com *	1,862	6,001,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	29,461	$1,793,586
		7,794,942

Health Care — 0.3%
ABIOMED *	1,912	544,117

Industrials — 4.1%
Booz Allen Hamilton Holding, Cl A	6,404	543,892
Hubbell, Cl B	3,663	698,314
Nielsen Holdings	27,885	758,751
Rockwell Automation	4,916	1,296,447
Uber Technologies *	78,332	3,981,616
Verisk Analytics, Cl A	6,876	1,188,379
		8,467,399

Information Technology — 47.1%
Accenture, Cl A	23,651	6,673,366
Adobe *	12,922	6,520,183
Apple	44,603	5,557,980
Cadence Design Systems *	11,804	1,498,990
Cisco Systems	135,326	7,158,745
Cornerstone OnDemand *	14,138	621,648
Datadog, Cl A *	8,765	798,053
DXC Technology *	20,730	786,081
FireEye *	26,876	601,216
Genpact	14,918	682,349
Hewlett Packard Enterprise	54,542	870,490
Intel	97,728	5,582,223
International Business Machines	37,710	5,420,435
Microsoft	27,123	6,772,071
NVIDIA	11,028	7,165,774
Okta, Cl A *	5,111	1,136,891
Oracle	99,732	7,852,898
Pegasystems	4,257	502,922
PROS Holdings *	14,428	640,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	37,042	$4,983,631
salesforce.com *	27,490	6,545,369
ServiceNow *	8,270	3,918,988
Smartsheet, Cl A *	8,611	508,738
Splunk *	6,843	829,372
Super Micro Computer *	17,972	624,347
Synopsys *	6,470	1,645,580
Teradata *	23,402	1,120,254
Trade Desk, Cl A *	1,797	1,056,887
Twilio, Cl A *	5,920	1,989,120
Ubiquiti	2,663	802,948
Verint Systems *	8,498	391,843
Viasat *	15,556	827,268
Workday, Cl A *	7,626	1,744,219
Xilinx	10,374	1,317,498
Zebra Technologies, Cl A *	2,245	1,115,877
Zscaler *	5,669	1,100,920
		97,365,344

TOTAL UNITED STATES		139,706,746

TOTAL COMMON STOCK
(Cost $188,369,523)		205,164,649

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $624,354)	624,354	624,354

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $599,015 (collateralized by U.S. Treasury Obligations, ranging in par value $11,884 - $86,402, 2.000%, 10/31/2022, with a total market value of $610,702)

(Cost $599,015)	$599,015	$599,015

TOTAL INVESTMENTS — 100.5%
(Cost $189,592,892)		$206,388,018

Percentages are based on Net Assets of $205,446,857.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $1,212,639.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $1,223,369.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$205,164,649	$—	$—	$205,164,649
Short-Term Investment	624,354	—	—	624,354
Repurchase Agreement	—	599,015	—	599,015
Total Investments in Securities	$205,789,003	$599,015	$—	$206,388,018

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Millennial Consumer ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
GERMANY — 0.3%
Communication Services — 0.3%
Trivago ADR *	136,325	$539,847

TAIWAN — 3.1%
Communication Services — 3.1%
Sea ADR *	22,495	5,696,634

UNITED STATES — 96.5%
Communication Services — 27.8%
Activision Blizzard	59,026	5,740,279
Alphabet, Cl A *	2,516	5,929,835
Angi, Cl A *	36,408	516,265
Cargurus, Cl A *	22,654	639,296
Cars.com *	41,776	610,347
Facebook, Cl A *	18,103	5,951,000
IAC *	6,730	1,073,233
iHeartMedia *	31,827	738,705
Liberty TripAdvisor Holdings, Cl A *	89,801	427,453
Match Group *	21,850	3,132,853
Netflix *	10,268	5,162,853
Snap, Cl A *	90,056	5,594,279
Spotify Technology *	15,499	3,744,093
TripAdvisor *	10,961	476,255

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Twitter *	64,849	$3,761,242
Vimeo *	10,901	457,842
Walt Disney *	30,399	5,430,781
Yelp, Cl A *	13,784	552,876
Zillow Group, Cl A *	4,943	584,707
Zynga, Cl A *	87,900	952,836
		51,477,030

Consumer Discretionary — 39.9%
2U *	13,672	497,934
Aaron’s	22,146	796,592
Airbnb, Cl A *	9,803	1,376,341
Amazon.com *	1,717	5,534,011
AutoNation *	6,519	665,785
Bed Bath & Beyond *	19,094	534,441
Booking Holdings *	2,344	5,535,473
Capri Holdings *	12,215	692,713
CarMax *	13,188	1,519,126
Carter’s	6,202	634,092
Carvana, Cl A *	6,353	1,684,117
Chegg *	11,365	874,081
Children’s Place Retail Stores *	7,877	732,482
Chipotle Mexican Grill, Cl A *	2,289	3,140,462
Columbia Sportswear	5,366	551,249
Designer Brands, Cl A *	32,367	566,099
Dick’s Sporting Goods	6,738	657,157
eBay	55,276	3,365,203
Etsy *	10,231	1,685,353
Expedia Group *	11,229	1,986,972
GoPro, Cl A *	45,024	505,169
Graham Holdings, Cl B	918	608,212
Groupon, Cl A *	11,648	550,368
Grubhub *	8,665	520,853
Home Depot	18,107	5,774,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
L Brands	22,607	$1,579,551
Laureate Education, Cl A *	42,679	623,540
Lowe’s	29,317	5,711,831
Lululemon Athletica *	10,166	3,284,939
NIKE, Cl B	42,595	5,812,513
Peloton Interactive, Cl A *	21,410	2,361,737
Planet Fitness, Cl A *	6,718	529,177
Skechers USA, Cl A *	13,309	632,178
Starbucks	50,371	5,736,250
Strategic Education	6,127	434,037
Stride *	16,436	441,800
Under Armour, Cl A *	24,889	561,994
VF	31,812	2,536,053
Wayfair, Cl A *	6,260	1,918,940
WW International *	18,765	737,465
		73,890,793

Consumer Staples — 3.5%
Costco Wholesale	15,762	5,962,292
Sprouts Farmers Market *	21,804	579,986
		6,542,278

Financials — 1.5%
Blucora *	33,423	579,555
LendingClub *	35,202	537,887
LendingTree *	2,512	515,588
Nelnet, Cl A	7,576	572,140
SLM	29,748	602,396
		2,807,566

Industrials — 3.9%
Avis Budget Group *	7,619	669,101
Lyft, Cl A *	25,978	1,483,084
Uber Technologies *	98,459	5,004,671
		7,156,856

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Millennial Consumer ETF

	Shar es	Value
COMMON STOCK — continued
Information Technology — 14.7%
Apple	43,657	$5,440,099
Fiserv *	45,862	5,283,302
Intuit	13,844	6,078,762
PayPal Holdings *	21,518	5,595,111
Square, Cl A *	22,027	4,901,448
		27,298,722

Real Estate — 5.2%
AvalonBay Communities ‡	11,332	2,345,045
Camden Property Trust ‡	8,094	1,014,826
Centerspace ‡	8,343	593,938
Equity Residential ‡	30,252	2,343,017
Independence Realty Trust ‡	34,863	595,460
Invitation Homes ‡	46,022	1,669,218
UDR ‡	24,061	1,146,025
		9,707,529

TOTAL UNITED STATES		178,880,774

TOTAL COMMON STOCK
(Cost $161,399,846)		185,117,255

TOTAL INVESTMENTS — 99.9%
(Cost $161,399,846)		$185,117,255

Percentages are based on Net Assets of $185,241,722.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Education ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 5.1%
Consumer Discretionary — 5.1%
G8 Education *	106,034	$82,564
IDP Education	35,122	609,240

TOTAL AUSTRALIA		691,804

BRAZIL — 2.6%
Consumer Discretionary — 2.6%
Arco Platform, Cl A *	3,783	109,934
YDUQS Participacoes	38,950	247,720

TOTAL BRAZIL		357,654

CANADA — 1.6%
Information Technology — 1.6%
Docebo *	4,115	213,210

CHINA — 25.9%
Communication Services — 0.2%
iHuman ADR *	2,907	26,047

Consumer Discretionary — 25.7%
17 Education & Technology Group ADR *	21,295	103,494
China East Education Holdings	277,092	600,488
GSX Techedu ADR *	18,257	338,485
Koolearn Technology Holding *	125,882	204,356
New Oriental Education & Technology Group ADR *	96,842	990,694

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Puxin ADR *	10,806	$20,856
Scholar Education Group	70,000	48,612
TAL Education Group ADR *	25,592	1,022,912
Youdao ADR *	4,374	105,195
		3,435,092

TOTAL CHINA		3,461,139

JAPAN — 5.9%
Communication Services — 1.0%
Gakken Holdings	5,569	68,666
V-Cube	3,040	68,167
		136,833

Consumer Discretionary — 4.1%
Benesse Holdings	12,932	299,855
Edulab *	1,262	64,721
Media Do *	2,036	102,193
RareJob	1,286	21,107
Riso Kyoiku	19,495	55,662
		543,538

Industrials — 0.8%
Insource	5,398	107,101

TOTAL JAPAN		787,472

NORWAY — 3.4%
Communication Services — 3.4%
Kahoot! *	56,327	451,657

SOUTH KOREA — 0.6%
Consumer Discretionary — 0.6%
MegaStudyEdu	1,481	87,774
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 8.2%
Communication Services — 8.2%
Pearson	95,164	$1,103,988

UNITED STATES — 46.1%
Communication Services — 6.3%
Bandwidth, Cl A *	2,864	338,782
John Wiley & Sons, Cl A	5,901	374,006
Scholastic	4,102	138,155
		850,943

Consumer Discretionary — 22.3%
2U *	9,381	341,656
Bright Horizons Family Solutions *	7,675	1,060,915
Chegg *	16,928	1,301,932
Houghton Mifflin Harcourt *	15,848	157,529
Stride *	5,221	140,340
		3,002,372

Information Technology — 17.5%
8x8 *	13,472	317,266
Brightcove *	5,003	72,544
RingCentral, Cl A *	2,161	567,198
Slack Technologies, Cl A *	16,729	736,745
Zoom Video Communications, Cl A *	1,982	657,092
		2,350,845

TOTAL UNITED STATES		6,204,160

TOTAL COMMON STOCK
(Cost $15,753,282)		13,358,858

TOTAL INVESTMENTS — 99.4%
(Cost $15,753,282)		$13,358,858

Percentages are based on Net Assets of $13,438,444.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Education ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cannabis ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 2.6%
Health Care — 2.6%
Cann Group * (A)	7,756,077	$2,511,412
Creso Pharma * (A)	25,985,442	2,804,689

TOTAL AUSTRALIA		5,316,101

CANADA — 83.0%
Consumer Discretionary — 2.1%
Fire & Flower Holdings * (A)	4,354,158	3,892,790
Namaste Technologies *	2,207,117	383,688
		4,276,478

Financials — 3.4%
RIV Capital * (A)	4,573,362	7,003,907

Health Care — 77.5%
Aleafia Health * (A)	10,369,552	3,648,228
Aurora Cannabis * (A)	1,767,727	17,076,243
Auxly Cannabis Group * (A)	23,074,930	7,640,705
Canopy Growth *	586,470	15,268,611
Cardiol Therapeutics, Cl A *	710,299	1,946,266
Cronos Group *	1,938,432	17,346,399
Green Organic Dutchman Holdings * (A)	16,918,060	6,652,383
HEXO * (A)	2,362,377	16,916,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
MediPharm Labs * (A)	7,666,910	$3,681,132
Organigram Holdings * (A)	3,353,034	10,658,651
PharmaCielo *	3,656,015	4,388,429
Sundial Growers *	18,301,310	17,752,271
Supreme Cannabis * (A)	21,097,431	6,199,990
Tetra Bio-Pharma * (A)	11,318,859	3,466,869
Tilray, Cl 2 * (A)	861,629	14,363,355
Valens * (A)	3,087,485	8,817,734
Zenabis Global *	25,787,169	3,095,314
		158,918,609

TOTAL CANADA		170,198,994

UNITED STATES — 14.4%
Health Care — 14.4%
cbdMD * (A)	945,662	2,865,356
Charlottes Web Holdings * (A)	2,207,905	10,765,365
Corbus Pharmaceuticals Holdings *	4,009,680	8,701,006
Zynerba Pharmaceuticals *	1,298,547	7,375,747

TOTAL UNITED STATES		29,707,474

TOTAL COMMON STOCK
(Cost $219,176,278)		205,222,569

SHORT-TERM INVESTMENT(B)(C) — 10.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $21,971,004)	21,971,004	21,971,004

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 10.3%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $21,079,306 (collateralized by U.S. Treasury Obligations, ranging in par value $418,207 - $3,040,477, 2.000%, 10/31/2022, with a total market value of $21,490,561)

(Cost $21,079,306)	$21,079,306	$21,079,306

TOTAL INVESTMENTS — 121.0%
(Cost $262,226,588)		$248,272,879

Percentages are based on Net Assets of $205,162,620.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $44,029,214.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $43,050,310.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

Cl — Class
The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$205,222,569	$—	$—	$205,222,569
Short-Term Investment	21,971,004	—	—	21,971,004
Repurchase Agreement	—	21,079,306	—	21,079,306
Total Investments in Securities	$227,193,573	$21,079,306	$—	$248,272,879

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Genomics & Biotechnology ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 4.2%
Health Care — 4.2%
Genscript Biotech *	2,404,418	$8,472,696

FRANCE — 0.7%
Health Care — 0.7%
Cellectis ADR * (A)	92,379	1,447,579

JAPAN — 1.4%
Health Care — 1.4%
Takara Bio	102,715	2,789,813

NETHERLANDS — 1.9%
Health Care — 1.9%
ProQR Therapeutics *	113,735	709,706
uniQure *	85,043	2,953,543

TOTAL NETHERLANDS		3,663,249

SWITZERLAND — 3.7%
Health Care — 3.7%
CRISPR Therapeutics *	63,802	7,540,120

UNITED STATES — 88.1%
Health Care — 88.1%
Adverum Biotechnologies *	200,321	693,111

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies	64,174	$8,864,354
Allogene Therapeutics *	158,233	4,066,588
Alnylam Pharmaceuticals *	60,270	8,557,737
Arrowhead Pharmaceuticals *	113,872	8,267,107
BioMarin Pharmaceutical *	107,506	8,310,214
Bluebird Bio *	148,039	4,606,974
Blueprint Medicines *	88,936	8,124,304
CareDx *	107,516	8,644,286
Dicerna Pharmaceuticals *	151,689	4,945,061
Editas Medicine, Cl A *	148,817	5,052,337
Gilead Sciences	67,075	4,434,328
Homology Medicines *	92,079	611,405
Illumina *	10,651	4,320,472
Intellia Therapeutics *	101,372	7,596,818
Invitae * (A)	235,892	6,788,972
Luminex	98,589	3,636,948
Myriad Genetics *	164,512	4,713,269
NanoString Technologies *	100,069	5,552,829
Natera *	76,443	7,196,344
Pacific Biosciences of California *	257,127	6,955,285
Precision BioSciences *	101,538	1,069,195
QIAGEN *	177,475	8,760,166
REGENXBIO *	81,377	2,870,167
Rocket Pharmaceuticals *	130,158	5,531,715
Sangamo Therapeutics *	264,894	2,855,557
Sarepta Therapeutics *	123,491	9,342,094
Sorrento Therapeutics * (A)	584,931	4,398,681
Ultragenyx Pharmaceutical *	75,319	7,660,696
Veracyte *	148,311	5,791,545
Vertex Pharmaceuticals *	20,248	4,224,340
Voyager Therapeutics *	126,980	540,935
WaVe Life Sciences *	103,900	710,676
ZIOPHARM Oncology * (A)	433,899	1,319,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Genomics & Biotechnology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$177,013,563

TOTAL COMMON STOCK
(Cost $208,596,673)		200,927,020

SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,893,781)	3,893,781	3,893,781

REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $3,735,751 (collateralized by U.S. Treasury Obligations, ranging in par value $74,116 - $538,844, 2.000%, 10/31/2022, with a total market value of $3,808,633)

(Cost $3,735,751)	$3,735,751	3,735,751

TOTAL INVESTMENTS — 103.8%
(Cost $216,226,205)		$208,556,552

Percentages are based on Net Assets of $201,012,748.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $7,336,461.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $7,629,532.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Genomics & Biotechnology ETF

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$200,927,020	$—	$—	$200,927,020
Short-Term Investment	3,893,781	—	—	3,893,781
Repurchase Agreement	—	3,735,751	—	3,735,751
Total Investments in Securities	$204,820,801	$3,735,751	$—	$208,556,552

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X China Biotech Innovation ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 95.2%
Consumer Staples — 4.0%
Fu Jian Anjoy Foods, Cl A	6,200	$241,877
Fujian Aonong Biological Technology Group, Cl A	15,320	25,475
		267,352

Health Care — 91.2%
3SBio *	75,100	86,116
Alphamab Oncology *	22,000	56,237
Anhui Anke Biotechnology Group, Cl A	84,780	200,218
Ascentage Pharma Group International *	7,300	44,299
BeiGene ADR *	1,489	533,821
Beijing SL Pharmaceutical, Cl A	28,700	51,465
Beijing Tiantan Biological Products, Cl A	32,157	174,002
Beijing Wantai Biological Pharmacy Enterprise, Cl A	3,640	123,949
Berry Genomics, Cl A *	9,555	51,762
BGI Genomics, Cl A	14,738	287,262
Changchun High & New Technology Industry Group, Cl A	6,774	425,469
Da An Gene of Sun Yat-Sen University, Cl A	44,480	151,771
Genscript Biotech *	55,950	197,157
Getein Biotech, Cl A	6,400	31,756
Guangdong Hybribio Biotech, Cl A	15,142	71,948
Guanhao Biotech, Cl A *	13,600	48,305
Hualan Biological Engineering, Cl A	42,600	267,032
Jinyu Bio-Technology, Cl A	46,800	148,884
Joinn Laboratories China, Cl A	4,500	115,989
JW Cayman Therapeutics *	10,500	38,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Kintor Pharmaceutical *	7,700	$67,759
PharmaBlock Sciences Nanjing, Cl A	7,981	178,180
Shanghai Haohai Biological Technology, Cl A	1,106	31,920
Shanghai RAAS Blood Products, Cl A	126,900	150,642
Shenzhen Kangtai Biological Products, Cl A	20,071	532,369
Shenzhen Neptunus Bioengineering, Cl A *	73,300	39,018
Shenzhen Weiguang Biological Products, Cl A	2,700	21,936
Sichuan Kelun Pharmaceutical, Cl A	42,800	148,861
Viva Biotech Holdings	44,900	61,089
Walvax Biotechnology, Cl A	55,200	588,535
Wuxi Biologics Cayman *	36,950	547,954
Zai Lab ADR *	1,665	295,804
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	26,300	279,209
		6,049,544

TOTAL CHINA		6,316,896

HONG KONG — 4.6%
Health Care — 4.6%
Sino Biopharmaceutical	272,900	302,382

TOTAL COMMON STOCK
(Cost $5,768,522)		6,619,278

TOTAL INVESTMENTS — 99.8%
(Cost $5,768,522)		$6,619,278

Percentages are based on Net Assets of $6,632,105.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Telemedicine & Digital Health ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 11.4%
Consumer Discretionary — 3.7%
JD Health International *	1,980,100	$27,144,578

Health Care — 7.7%
Alibaba Health Information Technology *	10,349,000	25,627,492
Ping An Healthcare and Technology *	2,666,500	30,627,904
		56,255,396

TOTAL CHINA		83,399,974

GERMANY — 2.0%
Health Care — 2.0%
CompuGroup Medical & KgaA	177,319	14,601,623

JAPAN — 4.1%
Health Care — 4.1%
M3	447,925	30,184,789

UNITED STATES — 82.4%
Consumer Staples — 0.4%
LifeMD * (A)	241,898	3,115,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.1%
eHealth *	119,731	$7,812,448

Health Care — 76.6%
1Life Healthcare *	691,388	25,581,356
Agilent Technologies	237,409	32,793,305
Allscripts Healthcare Solutions *	886,674	15,419,261
American Well, Cl A *	1,000,937	12,461,666
Cerner	426,946	33,408,524
Change Healthcare *	1,380,695	32,363,491
Computer Programs and Systems *	89,291	2,890,350
DarioHealth * (A)	107,818	1,754,199
DexCom *	75,528	27,899,288
Evolent Health, Cl A *	554,149	10,767,115
GoodRx Holdings, Cl A * (A)	373,462	13,859,175
Guardant Health *	195,621	24,280,479
Illumina *	78,905	32,007,024
Inovalon Holdings, Cl A *	482,512	15,131,576
Invitae * (A)	877,054	25,241,614
iRhythm Technologies *	186,896	14,103,172
Laboratory Corp of America Holdings *	121,836	33,441,545
NextGen Healthcare *	352,670	5,790,841
Omnicell *	224,570	31,215,230
Ontrak * (A)	71,845	2,182,651
OptimizeRx *	92,505	4,543,846
Personalis *	226,183	5,086,856
Phreesia *	280,700	13,894,650
R1 RCM *	767,784	17,774,200
Signify Health, Cl A *	408,036	10,323,311
SmileDirectClub, Cl A * (A)	669,940	5,500,207
SOC Telemed, Cl A * (A)	317,096	1,902,576
Tabula Rasa HealthCare * (A)	145,343	6,280,271
Tandem Diabetes Care *	335,135	28,617,178
Teladoc Health *	172,568	25,985,289
UnitedHealth Group	81,122	33,415,774

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Telemedicine & Digital Health ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — continued
Veracyte *	431,848	$16,863,664
		562,779,684

Information Technology — 4.3%
Nuance Communications *	602,725	31,884,152

TOTAL UNITED STATES		605,591,930

TOTAL COMMON STOCK
(Cost $714,374,466)		733,778,316

SHORT-TERM INVESTMENT(B)(C) — 2.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $15,298,641)	15,298,641	15,298,641

REPURCHASE AGREEMENT(B) — 2.0%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $14,677,742 (collateralized by U.S. Treasury Obligations, ranging in par value $291,202 - $2,117,116, 2.000%, 10/31/2022, with a total market value of $14,964,103)

(Cost $14,677,742)	$14,677,742	14,677,742

TOTAL INVESTMENTS — 104.0%
(Cost $744,350,849)		$763,754,699

Percentages are based on Net Assets of $734,709,380.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $29,099,220.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Telemedicine & Digital Health ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $29,976,383.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$733,778,316	$—	$—	$733,778,316
Short-Term Investment	15,298,641	—	—	15,298,641
Repurchase Agreement	—	14,677,742	—	14,677,742
Total Investments in Securities	$749,076,957	$14,677,742	$—	$763,754,699

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Aging Population ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.6%
Health Care — 0.6%
Cochlear	1,621	$281,472

BELGIUM — 1.3%
Health Care — 1.0%
UCB	4,805	451,398

Real Estate — 0.3%
Aedifica ‡	1,045	135,316

TOTAL BELGIUM		586,714

CANADA — 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	12,785	138,857

CHINA — 5.9%
Health Care — 5.9%
AK Medical Holdings	91,600	163,574
BeiGene ADR *	2,312	828,875
Beijing Chunlizhengda Medical Instruments, Cl H *	50,300	174,655
Hansoh Pharmaceutical Group	147,000	626,902
Lifetech Scientific *	254,200	157,207
Luye Pharma Group *	221,547	150,143
Microport Scientific	44,800	349,211
Venus MedTech Hangzhou, Cl H *	14,700	131,157

TOTAL CHINA		2,581,724

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 6.2%
Health Care — 6.2%
Demant *	5,961	$318,416
Genmab *	1,627	664,941
GN Store Nord	3,526	299,761
Novo Nordisk, Cl B	18,587	1,469,490

TOTAL DENMARK		2,752,608

FRANCE — 0.8%
Health Care — 0.8%
Korian	3,303	120,867
Orpea	1,590	199,786

TOTAL FRANCE		320,653

GERMANY — 1.2%
Health Care — 1.2%
Fresenius Medical Care & KGaA	7,404	593,279

IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	20,779	94,337

ITALY — 0.6%
Health Care — 0.6%
Amplifon	5,607	263,575

JAPAN — 6.8%
Health Care — 6.8%
Astellas Pharma	46,954	751,648
Chugai Pharmaceutical	32,209	1,223,927
Kissei Pharmaceutical	5,880	114,365
Nipro	11,346	140,516
Terumo	19,203	744,023

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$2,974,479

NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare	12,215	115,658

SOUTH KOREA — 1.9%
Health Care — 1.9%
Celltrion *	3,467	850,197

SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	1,079	100,603

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	9,133	126,375

SWITZERLAND — 7.9%
Health Care — 7.9%
Alcon	12,582	878,454
Roche Holding	3,689	1,394,365
Sonova Holding	1,604	568,319
Straumann Holding	397	621,932

TOTAL SWITZERLAND		3,463,070

UNITED KINGDOM — 4.6%
Health Care — 4.6%
AstraZeneca ADR	26,011	1,476,645
Smith & Nephew	21,715	474,301

TOTAL UNITED KINGDOM		1,950,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 60.6%
Health Care — 56.2%
AbbVie	12,134	$1,373,568
ABIOMED *	1,120	318,730
ACADIA Pharmaceuticals *	6,050	135,157
Aerie Pharmaceuticals *	6,588	107,319
Agios Pharmaceuticals *	2,365	131,920
Alector *	6,363	113,261
Alphatec Holdings *	7,196	104,342
Amedisys *	810	209,280
Amgen	5,212	1,240,143
AngioDynamics *	5,174	119,623
Arena Pharmaceuticals *	1,883	115,070
Biogen *	3,832	1,024,983
Bluebird Bio *	4,332	134,812
Blueprint Medicines *	1,419	129,626
Boston Scientific *	33,244	1,414,533
Bristol-Myers Squibb	20,792	1,366,450
Brookdale Senior Living *	17,968	121,104
DaVita *	2,742	329,232
Denali Therapeutics *	2,966	188,608
DexCom *	2,434	899,095
Edwards Lifesciences *	15,296	1,466,887
Eli Lilly	7,053	1,408,766
Ensign Group	1,350	112,320
Epizyme *	14,849	122,207
Exact Sciences *	4,192	463,342
Exelixis *	7,660	172,733
FibroGen *	6,651	141,334
Glaukos *	1,474	108,457
Halozyme Therapeutics *	3,545	146,798
Heron Therapeutics *	7,244	96,128
Incyte *	5,430	454,925

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Inogen *	2,389	$147,664
Insulet *	1,638	441,719
Integer Holdings *	1,373	124,215
Johnson & Johnson	7,900	1,337,075
LHC Group *	780	153,543
LivaNova *	1,567	130,907
MannKind *	28,952	127,968
Medtronic	10,668	1,350,463
Merit Medical Systems *	2,089	126,050
National HealthCare	1,651	120,870
Neurocrine Biosciences *	2,313	222,557
Novocure *	2,539	517,956
NuVasive *	1,856	126,579
Omeros *	7,067	107,348
Pennant Group *	2,841	97,361
Radius Health *	6,292	121,373
Regeneron Pharmaceuticals *	2,703	1,358,068
Seagen *	4,575	710,726
Silk Road Medical *	2,514	122,130
Stryker	5,152	1,315,151
Tactile Systems Technology *	2,412	129,693
Teleflex	1,184	476,193
Theravance Biopharma *	5,744	99,256
United Therapeutics *	1,093	203,189
Zimmer Biomet Holdings	5,248	883,396
		24,822,203

Real Estate — 4.4%
Diversified Healthcare Trust ‡	25,962	94,242
LTC Properties ‡	2,864	112,212
National Health Investors ‡	1,674	110,333
Omega Healthcare Investors ‡	5,695	208,551
Sabra Health Care ‡	6,764	118,167
Ventas ‡	9,102	504,706

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	10,517	$786,356
		1,934,567

TOTAL UNITED STATES		26,756,770

TOTAL COMMON STOCK
(Cost $40,617,608)		43,951,317

TOTAL INVESTMENTS — 99.7%
(Cost $40,617,608)		$43,951,317

Percentages are based on Net Assets of $44,074,503.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class
As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Health & Wellness ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.4%
Consumer Staples — 0.4%
Blackmores	2,307	$123,416

CANADA — 2.6%
Consumer Discretionary — 2.6%
Gildan Activewear	23,723	858,191

CHINA — 10.6%
Consumer Discretionary — 10.6%
ANTA Sports Products	53,644	1,081,657
Li Ning	130,714	1,202,470
Topsports International Holdings	621,870	963,071
Xtep International Holdings	304,001	334,101

TOTAL CHINA		3,581,299

FRANCE — 2.8%
Consumer Staples — 2.8%
Danone	12,977	924,128

GERMANY — 6.0%
Consumer Discretionary — 6.0%
adidas	2,818	1,027,589
Puma	8,651	988,692

TOTAL GERMANY		2,016,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.7%
Consumer Discretionary — 1.7%
Huayi Tencent Entertainment *	1,601,851	$76,362
Yue Yuen Industrial Holdings *	192,591	502,476

TOTAL HONG KONG		578,838

IRELAND — 1.8%
Consumer Staples — 1.8%
Glanbia	34,834	580,906

ITALY — 0.9%
Consumer Discretionary — 0.9%
Technogym	24,040	304,849

JAPAN — 12.7%
Consumer Discretionary — 8.2%
ABC-Mart	9,861	566,688
Asics	22,681	544,468
Curves Holdings	11,160	89,300
Descente	9,165	158,924
Fast Fitness Japan	2,336	126,385
Goldwin	5,665	315,252
Shimano	3,859	879,175
		2,680,192

Consumer Staples — 3.6%
Ariake Japan	3,918	228,008
Yakult Honsha	18,267	986,643
		1,214,651

Health Care — 0.9%
Tsumura	9,164	297,064

TOTAL JAPAN		4,191,907
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 1.0%
Consumer Discretionary — 1.0%
Basic-Fit *	7,169	$344,774

SOUTH KOREA — 2.2%
Consumer Discretionary — 2.2%
Fila Holdings	7,250	356,877
Hwaseung Enterprise	7,205	121,774
Youngone	5,285	225,085

TOTAL SOUTH KOREA		703,736

TAIWAN — 7.9%
Consumer Discretionary — 7.9%
Dyaco International	23,013	75,160
Feng TAY Enterprise	105,081	928,060
Fulgent Sun International Holding	22,765	101,349
Giant Manufacturing	44,858	538,480
Johnson Health Tech	35,901	103,146
Merida Industry	35,560	411,484
Pou Chen	351,886	485,198

TOTAL TAIWAN		2,642,877

UNITED KINGDOM — 4.7%
Consumer Discretionary — 4.7%
Frasers Group *	62,053	509,417
JD Sports Fashion	77,452	1,037,980

TOTAL UNITED KINGDOM		1,547,397

UNITED STATES — 44.5%
Consumer Discretionary — 27.0%
Columbia Sportswear	7,935	815,163
Dick’s Sporting Goods	7,831	763,757
Foot Locker	12,344	781,252

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hibbett Sports *	1,928	$163,417
Lululemon Athletica *	2,965	958,080
Nautilus *	5,354	96,426
NIKE, Cl B	6,935	946,350
Peloton Interactive, Cl A *	7,500	827,324
Planet Fitness, Cl A *	9,937	782,738
Shoe Carnival	1,678	113,282
Skechers USA, Cl A *	16,349	776,578
Under Armour, Cl A *	22,544	509,044
VF	11,164	889,994
WW International *	8,269	324,972
Zumiez *	3,050	133,651
		8,882,028

Consumer Staples — 12.6%
BellRing Brands, Cl A *	4,703	134,882
Calavo Growers	2,112	150,374
Cal-Maine Foods	5,259	183,592
Celsius Holdings *	8,676	568,625
Hain Celestial Group *	11,942	486,756
Herbalife Nutrition *	14,126	742,603
Medifast	1,402	465,815
Nu Skin Enterprises, Cl A	6,074	365,412
Sanderson Farms	2,672	434,868
Sprouts Farmers Market *	14,092	374,847
USANA Health Sciences *	2,463	260,438
		4,168,212

Health Care — 4.1%
DexCom *	2,455	906,852
Prestige Consumer Healthcare *	5,955	296,976
Tivity Health *	5,863	153,611
		1,357,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.8%
Healthcare Services Group	8,917	$267,421

TOTAL UNITED STATES		14,675,100

TOTAL COMMON STOCK
(Cost $28,170,100)		33,073,699

TOTAL INVESTMENTS — 99.8%
(Cost $28,170,100)		$33,073,699

Percentages are based on Net Assets of $33,133,293.
*	Non-income producing security.

Cl — Class
As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X CleanTech ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.3%
CANADA — 4.0%
Industrials — 2.7%
Ballard Power Systems *	210,330	$3,642,916

Information Technology — 1.3%
Canadian Solar *	42,215	1,670,870

TOTAL CANADA		5,313,786

CHINA — 17.4%
Industrials — 2.9%
China Everbright Environment Group	4,343,000	2,590,748
Dongfang Electric, Cl H	498,300	452,621
Xinjiang Goldwind Science & Technology, Cl H	544,700	909,529
		3,952,898

Information Technology — 14.5%
Daqo New Energy ADR *	49,189	3,658,678
Flat Glass Group, Cl H	313,600	884,860
GCL-Poly Energy Holdings *(A)(B)(C)	20,561,800	4,532,524
JinkoSolar Holding ADR *	31,950	1,169,690
Xinyi Solar Holdings	5,057,800	8,979,769
		19,225,521

TOTAL CHINA		23,178,419

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 7.4%
Industrials — 7.4%
Vestas Wind Systems	247,577	$9,684,331

GERMANY — 5.7%
Industrials — 4.7%
Nordex *	82,950	1,901,670
Varta *	28,626	4,355,342
		6,257,012

Information Technology — 1.0%
SMA Solar Technology	24,446	1,363,273

TOTAL GERMANY		7,620,285

NETHERLANDS — 1.0%
Industrials — 1.0%
Alfen Beheer BV *	15,356	1,326,244

NORWAY — 1.7%
Industrials — 1.7%
NEL, Cl A *	1,030,503	2,255,694

SOUTH KOREA — 13.7%
Industrials — 2.8%
CS Wind	29,775	2,055,658
Doosan Fuel Cell *	46,277	1,773,820
		3,829,478

Information Technology — 6.8%
Samsung SDI	15,626	8,966,772

Materials — 4.1%
Hanwha Solutions *	135,412	5,493,942

TOTAL SOUTH KOREA		18,290,192

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 6.5%
Industrials — 6.5%
Siemens Gamesa Renewable Energy *	261,678	$8,641,634

SWEDEN — 0.7%
Industrials — 0.7%
PowerCell Sweden *	36,542	914,670

SWITZERLAND — 1.1%
Information Technology — 1.1%
Landis+Gyr Group	20,351	1,483,279

TAIWAN — 1.3%
Information Technology — 1.3%
Simplo Technology	134,864	1,774,494

UNITED KINGDOM — 7.5%
Industrials — 3.0%
Ceres Power Holdings *	121,624	1,874,481
ITM Power *	389,376	2,171,880
		4,046,361

Materials — 4.5%
Johnson Matthey	137,068	5,919,680

TOTAL UNITED KINGDOM		9,966,041

UNITED STATES — 32.3%
Consumer Discretionary — 2.4%
QuantumScape, Cl A *	121,915	3,156,379

Industrials — 12.4%
Ameresco, Cl A *	21,297	1,144,927
Array Technologies *	89,797	1,463,691
Bloom Energy, Cl A *	101,895	2,462,802
FuelCell Energy *	228,095	2,239,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Plug Power *	196,420	$6,030,094
Shoals Technologies Group, Cl A *	66,064	1,823,366
TPI Composites *	25,819	1,247,058
		16,411,831

Information Technology — 17.5%
Enphase Energy *	57,207	8,183,461
First Solar *	75,082	5,714,491
Maxeon Solar Technologies *	23,580	368,320
SolarEdge Technologies *	24,006	6,193,788
SunPower, Cl A *	120,660	2,822,237
		23,282,297

TOTAL UNITED STATES		42,850,507

TOTAL COMMON STOCK
(Cost $163,811,172)		133,299,576

TOTAL INVESTMENTS — 100.3%
(Cost $163,811,172)		$133,299,576

Percentages are based on Net Assets of $132,894,070.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of May 31, 2021 was $4,532,524 and represented 3.4% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of May 31, 2021, was $4,532,524 and represents 3.4% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X CleanTech ETF

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$128,767,052	$—	$4,532,524	$133,299,576
Total Investments in Securities	$128,767,052	$—	$4,532,524	$133,299,576

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Common Stock
Beginning Balance as of November 30, 2020	$	−
Transfers out of Level 3		−
Transfers into Level 3		4,532,524
Net purchases		−
Net sales		−
Realized gain/(loss)		−
Change in unrealized appreciation/(depreciation)		−
Ending Balance as of May 31, 2021		$4,532,524

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X U.S. Infrastructure Development ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.7%
TopBuild *	136,401	$27,014,218
Industrials — 71.0%
Acuity Brands	149,671	27,801,388
Advanced Drainage Systems	290,121	32,905,524
AECOM *	605,331	39,352,568
Altra Industrial Motion	265,436	17,436,491
Arcosa	197,332	12,530,582
Argan	209,389	10,281,000
Astec Industries	139,949	9,590,705
Atkore *	195,257	15,073,840
Builders FirstSource *	841,249	37,469,230
Carlisle	220,165	42,342,133
Columbus McKinnon	218,006	11,052,904
Construction Partners, Cl A *	289,094	9,311,718
Crane	237,911	22,718,121
CSW Industrials	73,491	8,952,674
CSX	1,026,806	102,803,817
Deere	307,817	111,152,719
Dycom Industries *	129,449	9,698,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton	751,717	$109,186,894
EMCOR Group	225,183	28,397,828
Emerson Electric	1,116,447	106,832,813
Exponent	211,346	19,281,096
Fastenal	1,952,971	103,585,582
Fortive	1,343,243	97,411,982
Gibraltar Industries *	135,939	10,800,354
Gorman-Rupp	281,262	10,119,807
Graco	687,057	52,023,956
Granite Construction	279,475	11,279,611
Greenbrier	255,802	11,360,167
H&E Equipment Services	295,672	11,058,133
Herc Holdings *	129,810	14,930,746
Howmet Aerospace *	1,778,606	63,104,941
Hubbell, Cl B	223,278	42,565,718
IDEX	313,517	69,807,695
Insteel Industries	339,135	11,856,160
Jacobs Engineering Group	533,136	75,747,963
Kansas City Southern	384,789	114,543,990
Lincoln Electric Holdings	242,256	31,149,276
Manitowoc *	621,889	16,057,174
MasTec *	304,067	35,372,114
Matrix Service *	702,092	7,652,803
MRC Global *	1,274,497	13,688,098
Mueller Industries	247,473	11,490,171
Mueller Water Products, Cl A	756,481	10,946,280
MYR Group *	143,700	12,507,648
Norfolk Southern	383,193	107,638,914
Northwest Pipe *	289,205	9,156,230
NOW *	1,145,107	11,989,270
Parker-Hannifin	335,184	103,286,950
Pentair	683,328	47,129,132
Powell Industries	306,997	10,548,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Primoris Services	305,310	$9,705,805
Quanta Services	571,135	54,457,722
RBC Bearings *	101,578	19,887,957
Rexnord	492,910	24,630,713
Rockwell Automation	349,313	92,120,824
SPX *	183,209	11,474,380
Sterling Construction *	393,149	8,845,852
Team *	838,275	7,125,337
Terex	282,335	14,785,884
Tetra Tech	221,632	26,478,375
Titan Machinery *	416,883	12,789,970
Trane Technologies	608,794	113,479,202
Trinity Industries	470,577	13,072,629
Tutor Perini *	568,427	8,799,250
Union Pacific	452,414	101,670,998
United Rentals *	298,267	99,609,247
Valmont Industries	86,008	21,329,984
Wabash National	553,080	8,821,626
WESCO International *	206,187	21,973,349
Willdan Group *	184,016	6,690,822
Woodward	256,109	32,571,943
		2,623,303,515
Information Technology — 2.8%
Badger Meter	122,029	11,662,311
Calix *	267,528	11,854,166
Trimble *	1,035,899	80,582,583
		104,099,060
Materials — 21.7%
Alcoa *	764,409	30,324,105
Allegheny Technologies *	518,763	12,704,506
Arconic *	447,196	16,175,079
Century Aluminum *	808,065	10,997,765

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Cleveland-Cliffs * (A)	1,637,900	$32,954,548
Commercial Metals	490,962	15,450,574
Eagle Materials	170,104	24,964,463
Forterra *	448,332	10,482,002
Haynes International	390,651	13,594,655
Louisiana-Pacific	447,697	30,089,715
Martin Marietta Materials	257,479	93,632,238
Minerals Technologies	141,523	12,312,501
Nucor	1,240,873	127,239,117
Reliance Steel & Aluminum	263,210	44,237,705
RPM International	533,287	49,878,333
Ryerson Holding *	674,794	11,174,589
Steel Dynamics	864,576	53,975,480
Summit Materials, Cl A *	469,477	16,347,189
United States Steel	904,969	23,465,846
US Concrete *	194,954	11,110,429
Vulcan Materials	591,898	108,506,741
Westlake Chemical	525,950	53,052,577
		802,670,157
Utilities — 3.6%
MDU Resources Group	823,088	27,705,142
Sempra Energy	768,776	104,161,460
		131,866,602
TOTAL COMMON STOCK
(Cost $3,202,149,234)		3,688,953,552

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $10,671,853)	10,671,853	10,671,853

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $10,238,734 (collateralized by U.S. Treasury Obligations, ranging in par value $203,133 - $1,476,834, 2.000%, 10/31/2022, with a total market value of $10,438,491)

(Cost $10,238,734)	$10,238,734	$10,238,734

TOTAL INVESTMENTS — 100.4%
(Cost $3,223,059,821)		$3,709,864,139

Percentages are based on Net Assets of $3,695,366,564.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $20,268,144.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $20,910,587.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,688,953,552	$—	$—	$3,688,953,552
Short-Term Investment	10,671,853	—	—	10,671,853
Repurchase Agreement	—	10,238,734	—	10,238,734
Total Investments in Securities	$3,699,625,405	$10,238,734	$—	$3,709,864,139

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Clean Water ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 2.1%
Utilities — 2.1%
Cia de Saneamento Basico do Estado de Sao Paulo	7,160	$54,793
Cia de Saneamento de Minas Gerais-COPASA	4,160	13,655

TOTAL BRAZIL		68,448

CHILE — 0.3%
Utilities — 0.3%
Aguas Andinas, Cl A	53,200	10,127

CHINA — 6.3%
Industrials — 1.7%
Beijing Originwater Technology, Cl A	39,800	44,622
Zhongyuan Environment-Protection, Cl A	8,200	8,125
		52,747

Materials — 0.3%
Dalian Bio-Chemical, Cl A	3,900	9,259

Utilities — 4.3%
Beijing Enterprises Water Group	85,540	34,165
Chengdu Xingrong Environment, Cl A	24,000	19,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Guangdong Investment	56,300	$83,853
		137,765

TOTAL CHINA		199,771

FRANCE — 4.6%
Utilities — 4.6%
Suez	6,040	147,042

JAPAN — 3.6%
Industrials — 3.6%
Kurita Water Industries	1,840	87,336
METAWATER	460	8,328
Nomura Micro Science	280	9,980
Organo	160	9,486

TOTAL JAPAN		115,130

NORWAY — 0.2%
Industrials — 0.2%
Vow *	1,500	6,789

SINGAPORE — 1.1%
Utilities — 1.1%
Keppel Infrastructure Trust	85,460	35,199

SOUTH KOREA — 2.9%
Consumer Discretionary — 2.9%
Coway	1,260	91,735

UNITED KINGDOM — 12.9%
Utilities — 12.9%
Pennon Group	8,100	121,393
Severn Trent	4,140	143,989
United Utilities Group	10,450	145,736

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
TOTAL UNITED KINGDOM		$411,118

UNITED STATES — 65.7%
Industrials — 33.9%
Advanced Drainage Systems	1,180	133,836
AO Smith	2,000	142,140
Energy Recovery *	640	12,166
Evoqua Water Technologies *	2,120	65,974
Franklin Electric	770	64,595
Mueller Water Products, Cl A	3,000	43,410
Pentair	2,880	198,634
Reliance Worldwide	16,610	66,204
Watts Water Technologies, Cl A	580	78,822
Xylem	2,320	274,039
		1,079,820

Information Technology — 2.0%
Badger Meter	680	64,988

Materials — 8.0%
Ecolab	1,120	240,890
Forterra *	540	12,625
		253,515

Utilities — 21.8%
American States Water	800	63,496
American Water Works	1,620	251,132
California Water Service Group	1,100	62,524
Essential Utilities	5,060	241,868
Middlesex Water	360	30,946
SJW Group	600	38,670
		688,636

TOTAL UNITED STATES		2,086,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Clean Water ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $3,060,973)	$3,172,318

TOTAL INVESTMENTS — 99.7%
(Cost $3,060,973)	$3,172,318

Percentages are based on Net Assets of $3,182,278.
*	Non-income producing security.

Cl — Class
As of May 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Thematic Growth ETF

Sector Weightings †:
†  Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X Cannabis ETF (A)	578,168	$8,828,625
Global X Cloud Computing ETF * (A) (B)	693,528	18,142,692
Global X FinTech ETF * (A) (B)	570,076	25,733,230
Global X Genomics & Biotechnology ETF (A)	752,548	16,179,782
Global X Lithium & Battery Tech ETF (A)	165,856	11,019,473
Global X Robotics & Artificial Intelligence ETF (A)	324,922	11,128,579
Global X Social Media ETF * (A)	153,777	10,350,730
TOTAL EXCHANGE TRADED FUNDS
(Cost $106,119,932)		101,383,111

SHORT-TERM INVESTMENT(C)(D) — 5.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $5,896,548)	5,896,548	5,896,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 5.6%
BNP Paribas
0.000%, dated 05/28/2021, to be repurchased on 06/01/2021, repurchase price $5,657,236 (collateralized by U.S. Treasury Obligations, ranging in par value $112,238 - $815,999, 2.000%, 10/31/2022, with a total market value of $5,767,607)

(Cost $5,657,236)	$5,657,236	$5,657,236

TOTAL INVESTMENTS — 111.2%
(Cost $117,673,716)		$112,936,895

Percentages are based on Net Assets of $101,524,579.
*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $11,266,638.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $11,553,784.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2021.

Cl — Class
ETF — Exchange Traded Fund
The following is a summary of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$101,383,111	$—	$—	$101,383,111
Short-Term Investment	5,896,548	—	—	5,896,548
Repurchase Agreement	—	5,657,236	—	5,657,236
Total Investments in Securities	$107,279,659	$5,657,236	$—	$112,936,895

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2021 (Unaudited)
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended May 31, 2021:
	Value at 11/30/20	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 05/31/21	Shares	Dividend Income
Global X FinTech ETF	$3,470,146	$25,254,479	$(2,075,181)	$(1,258,104)	$341,890	$25,733,230	570,076	$	−
Global X Lithium & Battery Tech ETF	4,048,721	11,455,718	(5,122,937)	(902,406)	1,540,377	11,019,473	165,856		7,215
Global X Robotics & Artificial Intelligence ETF	3,483,367	9,042,576	(1,553,588)	1,867	154,357	11,128,579	324,922		−
Global X Social Media ETF	3,585,488	10,196,222	(3,765,035)	(760,368)	1,094,423	10,350,730	153,777		−
Global X Cannabis ETF	9,262,548	27,222,944	(28,088,784)	(2,800,634)	3,232,551	8,828,625	578,168		117,838
Global X Cloud Computing ETF	6,196,733	15,877,765	(2,989,583)	(959,802)	17,579	18,142,692	693,528		−
Global X Genomics & Biotechnology ETF	5,982,932	16,552,548	(4,504,474)	(2,969,918)	1,118,694	16,179,782	752,548		9,743
Totals:	$36,029,935	$115,602,252	$(48,099,582)	$(9,649,365)	$7,499,871	$101,383,111	3,238,875		$134,796

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF		Global X FinTech ETF
Assets:
Cost of Investments	$2,085,729,140		$336,246,983		$937,395,344
Cost of Repurchase Agreement	80,889,413		4,180,906		21,748,566
Cost of Foreign Currency	171,310		—		154,603
Investments, at Value	$2,615,657,880	*	$441,209,613	*	$1,238,142,145	*
Repurchase Agreement, at Value	80,889,413		4,180,906		21,748,566
Cash	—		297,917		802,674
Foreign Currency, at Value	171,021		—		154,211
Dividend and Interest Receivable	4,236,414		416,481		308,776
Reclaim Receivable	4,137,546		171,778		136,166
Unrealized Appreciation on Spot Contracts	—		—		268
Total Assets	2,705,092,274		446,276,695		1,261,292,806
Liabilities:
Obligation to Return Securities Lending Collateral	165,200,614		8,538,672		44,417,141
Payable due to Investment Adviser	1,440,859		245,523		692,811
Cash Overdraft	2,001,576		—		—
Total Liabilities	168,643,049		8,784,195		45,109,952
Net Assets	$2,536,449,225		$437,492,500		$1,216,182,854
Net Assets Consist of:
Paid-in Capital	$2,092,204,225		$330,198,779		$940,525,113
Total Distributable Earnings	444,245,000		107,293,721		275,657,741
Net Assets	$2,536,449,225		$437,492,500		$1,216,182,854
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	74,000,000		12,620,000		26,940,000
Net Asset Value, Offering and Redemption Price Per Share	$34.28		$34.67		$45.14
*Includes Market Value of Securities on Loan	$156,929,711		$8,025,312		$41,722,700

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Video Games & Esports ETF		Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF
Assets:
Cost of Investments	$650,851,300		$863,899,604		$1,132,304,990
Cost of Repurchase Agreement	1,349,169		10,195,643		15,211,675
Cost of Foreign Currency	5		320,132		6
Investments, at Value	$670,226,073	*	$909,596,499	*	$1,298,581,993	*
Repurchase Agreement, at Value	1,349,169		10,195,643		15,211,675
Cash	—		545,575		1,515,068
Foreign Currency, at Value	5		320,135		6
Dividend and Interest Receivable	1,336,474		1,037,584		128,265
Receivable for Investment Securities Sold	—		—		10,287,166
Reclaim Receivable	—		16,302		—
Total Assets	672,911,721		921,711,738		1,325,724,173
Liabilities:
Obligation to Return Securities Lending Collateral	2,755,410		20,822,583		31,066,835
Payable due to Investment Adviser	280,621		510,135		754,001
Payable for Capital Shares Redeemed	—		—		10,203,099
Cash Overdraft	62,652		—		—
Total Liabilities	3,098,683		21,332,718		42,023,935
Net Assets	$669,813,038		$900,379,020		$1,283,700,238
Net Assets Consist of:
Paid-in Capital	$552,138,548		$817,117,848		$1,026,581,624
Total Distributable Earnings	117,674,490		83,261,172		257,118,614
Net Assets	$669,813,038		$900,379,020		$1,283,700,238
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	20,700,000		32,530,002		49,070,000
Net Asset Value, Offering and Redemption Price Per Share	$32.36		$27.68		$26.16
*Includes Market Value of Securities on Loan	$2,640,318		$20,442,006		$29,791,047
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF	Global X Artificial Intelligence & Technology ETF
Assets:
Cost of Investments	$51,999,205	$383,605,863	$188,993,877
Cost of Repurchase Agreement	—	—	599,015
Cost of Foreign Currency	1	(36,599)	—
Investments, at Value	$53,974,475	$357,893,687	$205,789,003	*
Repurchase Agreement, at Value	—	—	599,015
Cash	50,089	—	171,069
Foreign Currency, at Value	1	—	—
Dividend and Interest Receivable	78,152	247,247	179,257
Unrealized Appreciation on Spot Contracts	—	102	155
Receivable for Capital Shares Sold	—	5,748,470	—
Receivable for Investment Securities Sold	—	—	3,804,652
Reclaim Receivable	—	—	2,625
Total Assets	54,102,717	363,889,506	210,545,776
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	1,223,369
Payable due to Investment Adviser	21,195	158,740	118,916
Payable for Investment Securities Purchased	—	5,760,551	—
Payable for Capital Shares Redeemed	—	—	3,756,634
Overdraft of Foreign Currency	—	36,599	—
Cash Overdraft	—	174,196	—
Total Liabilities	21,195	6,130,086	5,098,919
Net Assets	$54,081,522	$357,759,420	$205,446,857
Net Assets Consist of:
Paid-in Capital	$51,850,858	$376,666,997	$167,253,134
Total Distributable Earnings/(Loss)	2,230,664	(18,907,577)	38,193,723
Net Assets	$54,081,522	$357,759,420	$205,446,857
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,300,000	13,070,000	7,110,002
Net Asset Value, Offering and Redemption Price Per Share	$16.39	$27.37	$28.90
*Includes Market Value of Securities on Loan	$—	$—	$1,212,639

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Millennial Consumer ETF	Global X Education ETF	Global X Cannabis ETF
Assets:
Cost of Investments	$161,399,846	$15,753,282	$241,147,282
Cost of Repurchase Agreement	—	—	21,079,306
Cost of Foreign Currency	—	1	(522,216)
Investments, at Value	$185,117,255	$13,358,858	$227,193,573 *
Repurchase Agreement, at Value	—	—	21,079,306
Cash	174,925	7,827	—
Foreign Currency, at Value	—	1	—
Dividend and Interest Receivable	27,300	17,924	513,924
Receivable for Investment Securities Sold	—	59,674	330,384
Total Assets	185,319,480	13,444,284	249,117,187
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	43,050,310
Payable due to Investment Adviser	77,758	5,840	77,770
Payable for Investment Securities Purchased	—	—	74,249
Overdraft of Foreign Currency	—	—	522,216
Unrealized Depreciation on Spot Contracts	—	—	323
Cash Overdraft	—	—	229,699
Total Liabilities	77,758	5,840	43,954,567
Net Assets	$185,241,722	$13,438,444	$205,162,620
Net Assets Consist of:
Paid-in Capital	$137,484,565	$16,276,843	$242,153,060
Total Distributable Earnings/(Loss)	47,757,157	(2,838,399)	(36,990,440)
Net Assets	$185,241,722	$13,438,444	$205,162,620
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,490,000	920,000	13,400,000
Net Asset Value, Offering and Redemption Price Per Share	$41.26	$14.61	$15.31
*Includes Market Value of Securities on Loan	$—	$—	$44,029,214

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Genomics & Biotechnology ETF		Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Assets:
Cost of Investments	$212,490,454		$5,768,522	$729,673,107
Cost of Repurchase Agreement	3,735,751		—	14,677,742
Cost of Foreign Currency	2		6,261	—
Investments, at Value	$204,820,801	*	$6,619,278	$749,076,957	*
Repurchase Agreement, at Value	3,735,751		—	14,677,742
Cash	155,176		10,099	1,304,400
Foreign Currency, at Value	2		6,323	—
Dividend and Interest Receivable	15,348		—	42,148
Reclaim Receivable	—		—	12,280
Total Assets	208,727,078		6,635,700	765,113,527
Liabilities:
Obligation to Return Securities Lending Collateral	7,629,532		—	29,976,383
Payable due to Investment Adviser	84,798		3,595	427,764
Total Liabilities	7,714,330		3,595	30,404,147
Net Assets	$201,012,748		$6,632,105	$734,709,380
Net Assets Consist of:
Paid-in Capital	$205,933,765		$5,818,024	$708,448,102
Total Distributable Earnings/(Loss)	(4,921,017)		814,081	26,261,278
Net Assets	$201,012,748		$6,632,105	$734,709,380
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	9,340,000		350,000	39,890,000
Net Asset Value, Offering and Redemption Price Per Share	$21.52		$18.95	$18.42
*Includes Market Value of Securities on Loan	$7,336,461		$—	$29,099,220

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF
Assets:
Cost of Investments	$40,617,608	$28,170,100	$163,811,172
Cost of Foreign Currency	120	5,078	2
Investments, at Value	$43,951,317	$33,073,699	$133,299,576
Cash	90,591	38,884	—
Foreign Currency, at Value	120	5,078	2
Dividend and Interest Receivable	32,875	20,157	99,974
Reclaim Receivable	17,638	8,994	9,355
Unrealized Appreciation on Spot Contracts	—	—	306
Receivable for Investment Securities Sold	—	—	4,918,349
Total Assets	44,092,541	33,146,812	138,327,562
Liabilities:
Payable due to Investment Adviser	18,038	13,513	59,630
Payable for Capital Shares Redeemed	—	—	5,199,452
Unrealized Depreciation on Spot Contracts	—	6	—
Cash Overdraft	—	—	174,410
Total Liabilities	18,038	13,519	5,433,492
Net Assets	$44,074,503	$33,133,293	$132,894,070
Net Assets Consist of:
Paid-in Capital	$33,777,023	$26,900,484	$174,250,678
Total Distributable Earnings/(Loss)	10,297,480	6,232,809	(41,356,608)
Net Assets	$44,074,503	$33,133,293	$132,894,070
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,510,000	1,130,000	6,900,000
Net Asset Value, Offering and Redemption Price Per Share	$29.19	$29.32	$19.26

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2021 (Unaudited)

	Global X U.S. Infrastructure Development ETF		Global X Clean Water ETF	Global X Thematic Growth ETF
Assets:
Cost of Investments	$3,212,821,087		$3,060,973	$5,896,548
Cost of Repurchase Agreement	10,238,734		—	5,657,236
Cost of Affiliated Investments	—		—	106,119,932
Investments, at Value	$3,699,625,405	*	$3,172,318	$5,896,548
Repurchase Agreement, at Value	10,238,734		—	5,657,236
Affiliated Investments, at Value	—		—	101,383,111	*
Cash	3,898,949		3,386	101,696
Receivable for Capital Shares Sold	10,849,628		—	—
Dividend and Interest Receivable	3,709,267		7,909	28,114
Reclaim Receivable	165,784		—	—
Receivable due from Investment Adviser	—		—	11,658
Total Assets	3,728,487,767		3,183,613	113,078,363
Liabilities:
Obligation to Return Securities Lending Collateral	20,910,587		—	11,553,784
Payable for Investment Securities Purchased	10,819,329		—	—
Payable due to Investment Adviser	1,391,287		1,335	—
Total Liabilities	33,121,203		1,335	11,553,784
Net Assets	$3,695,366,564		$3,182,278	$101,524,579
Net Assets Consist of:
Paid-in Capital	$3,202,872,236		$3,062,929	$98,665,175
Total Distributable Earnings	492,494,328		119,349	2,859,404
Net Assets	$3,695,366,564		$3,182,278	$101,524,579
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	139,630,000		200,000	2,090,000
Net Asset Value, Offering and Redemption Price Per Share	$26.47		$15.91	$48.58
*Includes Market Value of Securities on Loan	$20,268,144		$—	$11,266,638

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF
Investment Income:
Dividend Income	$13,945,030	$2,026,110	$1,766,372
Interest Income	25	19	43
Security Lending Income	1,124,312	26,142	265,806
Less: Foreign Taxes Withheld	(2,158,544)	(83,769)	(97,236)
Total Investment Income	12,910,823	1,968,502	1,934,985
Supervision and Administration Fees(1)	8,500,207	1,308,248	3,909,448
Custodian Fees(2)	12,750	219	476
Total Expenses	8,512,957	1,308,467	3,909,924
Net Investment Income (Loss)	4,397,866	660,035	(1,974,939)
Net Realized Gain (Loss) on:
Investments(3)	69,154,548	7,012,611	16,143,562
Foreign Currency Transactions	(60,130)	(13,606)	(47,436)
Net Realized Gain on Investments and Foreign Currency Transactions	69,094,418	6,999,005	16,096,126
Net Change in Unrealized Appreciation on:
Investments	90,128,169	43,382,543	16,866,652
Foreign Currency Translations	49,919	4,418	1,919
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	90,178,088	43,386,961	16,868,571
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	159,272,506	50,385,966	32,964,697
Net Increase in Net Assets Resulting from Operations	$163,670,372	$51,046,001	$30,989,758

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Video Games & Esports ETF	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF
Investment Income:
Dividend Income	$2,801,335	$4,087,935	$1,019,857
Security Lending Income	81,211	360,457	11,206
Less: Foreign Taxes Withheld	(328,460)	(243,116)	—
Total Investment Income	2,554,086	4,205,276	1,031,063
Supervision and Administration Fees(1)	1,742,701	2,269,100	4,935,732
Custodian Fees(2)	2,732	628	1,285
Total Expenses	1,745,433	2,269,728	4,937,017
Net Investment Income (Loss)	808,653	1,935,548	(3,905,954)
Net Realized Gain (Loss) on:
Investments(3)	101,653,587	37,137,927	104,372,431
Foreign Currency Transactions	(30,997)	7,926	(596)
Net Realized Gain on Investments and Foreign Currency Transactions	101,622,590	37,145,853	104,371,835
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(50,273,102)	25,382,221	(85,966,660)
Foreign Currency Translations	(762)	198	(10)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(50,273,864)	25,382,419	(85,966,670)
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	51,348,726	62,528,272	18,405,165
Net Increase in Net Assets Resulting from Operations	$52,157,379	$64,463,820	$14,499,211

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF	Global X Artificial Intelligence & Technology ETF
Investment Income:
Dividend Income	$180,794	$511,696	$950,692
Security Lending Income	—	—	6,649
Less: Foreign Taxes Withheld	(6,305)	(32,750)	(82,123)
Total Investment Income	174,489	478,946	875,218
Supervision and Administration Fees(1)	53,667	1,298,405	610,552
Custodian Fees(2)	35	930	328
Total Expenses	53,702	1,299,335	610,880
Waiver of Supervision and Administration Fees	–	(130,273)	–
Net Expenses	53,702	1,169,062	610,880
Net Investment Income (Loss)	120,787	(690,116)	264,338
Net Realized Gain (Loss) on:
Investments(3)	152,457	7,818,825	22,512,981
Foreign Currency Transactions	(2,365)	(13,204)	(12,661)
Net Realized Gain on Investments and Foreign Currency Transactions	150,092	7,805,621	22,500,320
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,984,109	(30,415,512)	(7,485,303)
Foreign Currency Translations	24	2,192	164
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,984,133	(30,413,320)	(7,485,139)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	2,134,225	(22,607,699)	15,015,181
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,255,012	$(23,297,815)	$15,279,519

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Millennial Consumer ETF	Global X Education ETF	Global X Cannabis ETF
Investment Income:
Dividend Income	$399,232	$43,875	$—
Interest Income	4	1	—
Security Lending Income	490	—	1,634,183
Less: Foreign Taxes Withheld	—	(1,216)	—
Total Investment Income	399,726	42,660	1,634,183
Supervision and Administration Fees(1)	391,642	29,459	355,758
Custodian Fees(2)	459	257	1,249
Total Expenses	392,101	29,716	357,007
Net Investment Income	7,625	12,944	1,277,176
Net Realized Gain (Loss) on:
Investments(3)	25,640,594	(223,651)	(20,316,417)
Foreign Currency Transactions	—	868	15,170
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	25,640,594	(222,783)	(20,301,247)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,747,078)	(2,854,336)	(19,466,214)
Foreign Currency Translations	—	71	(323)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(4,747,078)	(2,854,265)	(19,466,537)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	20,893,516	(3,077,048)	(39,767,784)
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,901,141	$(3,064,104)	$(38,490,608)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Investment Income:
Dividend Income	$109,536	$7,166	$549,644
Interest Income	—	1	—
Security Lending Income	48,052	—	30,352
Less: Foreign Taxes Withheld	(2,370)	(966)	(23,281)
Total Investment Income	155,218	6,201	556,715
Supervision and Administration Fees(1)	432,033	14,827	2,465,110
Custodian Fees(2)	213	122	1,120
Total Expenses	432,246	14,949	2,466,230
Net Investment Loss	(277,028)	(8,748)	(1,909,515)
Net Realized Gain (Loss) on:
Investments(3)	4,194,765	(18,444)	11,714,525
Foreign Currency Transactions	(36)	(1,477)	(301)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,194,729	(19,921)	11,714,224
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(21,759,253)	908,309	(35,548,152)
Foreign Currency Translations	29	62	53
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(21,759,224)	908,371	(35,548,099)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(17,564,495)	888,450	(23,833,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,841,523)	$879,702	$(25,743,390)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF
Investment Income:
Dividend Income	$214,685	$166,596	$186,353
Less: Foreign Taxes Withheld	(10,378)	(12,035)	(14,279)
Total Investment Income	204,307	154,561	172,074
Supervision and Administration Fees(1)	115,011	64,794	342,682
Custodian Fees(2)	366	43	47
Total Expenses	115,377	64,837	342,729
Net Investment Income (Loss)	88,930	89,724	(170,655)
Net Realized Gain (Loss) on:
Investments(3)	7,436,268	1,677,304	(10,672,175)
Foreign Currency Transactions	2,432	(2,734)	(1,050)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	7,438,700	1,674,570	(10,673,225)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,401,358)	3,483,919	(32,958,404)
Foreign Currency Translations	212	16	355
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,401,146)	3,483,935	(32,958,049)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	4,037,554	5,158,505	(43,631,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,126,484	$5,248,229	$(43,801,929)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2021 (Unaudited)

	Global X U.S. Infrastructure Development ETF	Global X Clean Water ETF(1)	Global X Thematic Growth ETF
Investment Income:
Dividend Income	$11,269,458	$10,662	$—
Dividend Income, from Affiliated Investments	—	—	134,796
Interest Income	77	—	—
Security Lending Income	2,258	—	186,612
Less: Foreign Taxes Withheld	—	(311)	—
Total Investment Income	11,271,793	10,351	321,408
Supervision and Administration Fees(2)	4,362,380	1,951	195,155
Custodian Fees(3)	2,156	7	199
Total Expenses	4,364,536	1,958	195,354
Reimbursement from Adviser(4)	–	–	(244,361)
Net Expenses	4,364,536	1,958	(49,007)
Net Investment Income	6,907,257	8,393	370,415
Net Realized Gain (Loss) on:
Investments(5)	(458,576)	(403)	—
Affiliated Investments	—	—	7,499,871
Net Realized Gain (Loss) on Investments	(458,576)	(403)	7,499,871
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	419,635,525	111,345	—
Affiliated Investments	—	—	(9,649,365)
Foreign Currency Translations	—	14	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	419,635,525	111,359	(9,649,365)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	419,176,949	110,956	(2,149,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	$426,084,206	$119,349	$(1,779,079)

(1)	The Fund commenced operations on April 8, 2021.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	See Note 3 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$4,397,866	$3,242,472	$660,035	$1,315,269
Net Realized Gain on Investments and Foreign Currency Transactions(1)	69,094,418	7,613,107	6,999,005	16,117,099
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	90,178,088	626,860,201	43,386,961	46,240,265
Net Increase in Net Assets Resulting from Operations	163,670,372	637,715,780	51,046,001	63,672,633
Distributions	—	(5,209,655)	(670,702)	(1,147,071)
Return of Capital	—	(891,490)	—	—
Capital Share Transactions:
Issued	392,508,504	410,953,206	97,122,019	137,037,322
Redeemed	(177,904,238)	(364,376,798)	(6,512,770)	(34,682,420)
Increase in Net Assets from Capital Share Transactions	214,604,266	46,576,408	90,609,249	102,354,902
Total Increase in Net Assets	378,274,638	678,191,043	140,984,548	164,880,464
Net Assets:
Beginning of Year/Period	2,158,174,587	1,479,983,544	296,507,952	131,627,488
End of Year/Period	$2,536,449,225	$2,158,174,587	$437,492,500	$296,507,952
Share Transactions:
Issued	11,540,000	15,950,000	2,920,000	5,600,000
Redeemed	(5,440,000)	(17,100,000)	(200,000)	(1,450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,100,000	(1,150,000)	2,720,000	4,150,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Video Games & Esports ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$(1,974,939)	$(1,840,919)	$808,653	$67,313
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	16,096,126	(13,205,493)	101,622,590	14,607,273
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	16,868,571	238,992,156	(50,273,864)	69,574,661
Net Increase in Net Assets Resulting from Operations	30,989,758	223,945,744	52,157,379	84,249,247
Distributions	—	—	(3,837,476)	(67,560)
Capital Share Transactions:
Issued	349,202,448	278,249,866	459,112,652	452,438,823
Redeemed	(38,183,901)	(41,173,195)	(318,960,232)	(56,852,547)
Increase in Net Assets from Capital Share Transactions	311,018,547	237,076,671	140,152,420	395,586,276
Total Increase in Net Assets	342,008,305	461,022,415	188,472,323	479,767,963
Net Assets:
Beginning of Year/Period	874,174,549	413,152,134	481,340,715	1,572,752
End of Year/Period	$1,216,182,854	$874,174,549	$669,813,038	$481,340,715
Share Transactions:
Issued	7,380,000	8,300,000	13,920,000	19,250,000
Redeemed	(890,000)	(1,400,000)	(10,070,000)	(2,500,000)
Net Increase in Shares Outstanding from Share Transactions	6,490,000	6,900,000	3,850,000	16,750,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$1,935,548	$207,504	$(3,905,954)	$(4,118,942)
Net Realized Gain on Investments and Foreign Currency Transactions(1)	37,145,853	1,780,536	104,371,835	147,392,184
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	25,382,419	20,973,963	(85,966,670)	242,627,223
Net Increase in Net Assets Resulting from Operations	64,463,820	22,962,003	14,499,211	385,900,465
Distributions	(200,327)	(148,067)	—	(216,000)
Capital Share Transactions:
Issued	809,748,710	102,125,471	149,759,244	909,735,434
Redeemed	(109,555,720)	(3,871,797)	(286,047,222)	(362,316,444)
Increase (Decrease) in Net Assets from Capital Share Transactions	700,192,990	98,253,674	(136,287,978)	547,418,990
Total Increase (Decrease) in Net Assets	764,456,483	121,067,610	(121,788,767)	933,103,455
Net Assets:
Beginning of Year/Period	135,922,537	14,854,927	1,405,489,005	472,385,550
End of Year/Period	$900,379,020	$135,922,537	$1,283,700,238	$1,405,489,005
Share Transactions:
Issued	30,500,000	5,450,000	5,720,000	42,050,000
Redeemed	(4,220,000)	(250,000)	(11,050,000)	(17,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	26,280,000	5,200,000	(5,330,000)	24,850,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Data Center REITs & Digital Infrastructure ETF		Global X Cybersecurity ETF
	Period Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$120,787	$506	$(690,116)	$86,100
Net Realized Gain on Investments and Foreign Currency Transactions(2)	150,092	162	7,805,621	1,476,776
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,984,133	(8,833)	(30,413,320)	4,518,525
Net Increase (Decrease) in Net Assets Resulting from Operations	2,255,012	(8,165)	(23,297,815)	6,081,401
Distributions	(16,183)	—	(165,949)	(130,636)
Capital Share Transactions:
Issued	48,896,338	3,743,722	901,086,071	42,185,801
Redeemed	(789,202)	—	(566,496,439)	(3,216,779)
Increase in Net Assets from Capital Share Transactions	48,107,136	3,743,722	334,589,632	38,969,022
Total Increase in Net Assets	50,345,965	3,735,557	311,125,868	44,919,787
Net Assets:
Beginning of Year/Period	3,735,557	—	46,633,552	1,713,765
End of Year/Period	$54,081,522	$3,735,557	$357,759,420	$46,633,552
Share Transactions:
Issued	3,100,000	250,000	31,990,000	2,100,000
Redeemed	(50,000)	—	(20,970,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	3,050,000	250,000	11,020,000	1,950,000

(1)	The Fund commenced operations on October 27, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Artificial Intelligence & Technology ETF		Global X Millennial Consumer ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$264,338	$494,532	$7,625	$157,088
Net Realized Gain on Investments and Foreign Currency Transactions(1)	22,500,320	5,048,075	25,640,594	1,634,770
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(7,485,139)	20,629,782	(4,747,078)	26,411,623
Net Increase in Net Assets Resulting from Operations	15,279,519	26,172,389	20,901,141	28,203,481
Distributions	(295,974)	(293,815)	(197,478)	(326,460)
Capital Share Transactions:
Issued	121,136,181	65,644,332	99,255,688	26,317,605
Redeemed	(50,841,378)	(15,598,992)	(49,228,303)	(15,066,868)
Increase in Net Assets from Capital Share Transactions	70,294,803	50,045,340	50,027,385	11,250,737
Total Increase in Net Assets	85,278,348	75,923,914	70,731,048	39,127,758
Net Assets:
Beginning of Year/Period	120,168,509	44,244,595	114,510,674	75,382,916
End of Year/Period	$205,446,857	$120,168,509	$185,241,722	$114,510,674
Share Transactions:
Issued	4,290,000	2,900,000	2,440,000	900,000
Redeemed	(1,830,000)	(800,000)	(1,200,000)	(600,000)
Net Increase in Shares Outstanding from Share Transactions	2,460,000	2,100,000	1,240,000	300,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Education ETF		Global X Cannabis ETF
	Period Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$12,944	$(4,394)	$1,277,176	$893,403
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(222,783)	67,416	(20,301,247)	(3,805,246)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,854,265)	459,932	(19,466,537)	6,618,255
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,064,104)	522,954	(38,490,608)	3,706,412
Distributions	—	—	(544,706)	(501,916)
Capital Share Transactions:
Issued	9,646,803	7,879,257	259,366,186	28,360,906
Redeemed	—	(1,546,466)	(51,328,117)	—
Increase in Net Assets from Capital Share Transactions	9,646,803	6,332,791	208,038,069	28,360,906
Total Increase in Net Assets	6,582,699	6,855,745	169,002,755	31,565,402
Net Assets:
Beginning of Year/Period	6,855,745	—	36,159,865	4,594,463
End of Year/Period	$13,438,444	$6,855,745	$205,162,620	$36,159,865
Share Transactions:
Issued	520,000	500,000	13,200,000	2,700,000
Redeemed	—	(100,000)	(2,800,000)	—
Net Increase in Shares Outstanding from Share Transactions	520,000	400,000	10,400,000	2,700,000
(1)	The Fund commenced operations on July 10, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Genomics & Biotechnology ETF		Global X China Biotech Innovation ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)
Operations:
Net Investment Loss	$(277,028)	$(154,881)	$(8,748)	$(2,388)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	4,194,729	5,206,530	(19,921)	(5,680)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(21,759,224)	12,154,278	908,371	(57,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,841,523)	17,205,927	879,702	(65,621)
Distributions	(157,150)	—	—	—
Capital Share Transactions:
Issued	165,735,586	57,860,443	3,520,275	2,297,749
Redeemed	(28,674,972)	(11,849,645)	—	—
Increase in Net Assets from Capital Share Transactions	137,060,614	46,010,798	3,520,275	2,297,749
Total Increase in Net Assets	119,061,941	63,216,725	4,399,977	2,232,128
Net Assets:
Beginning of Year/Period	81,950,807	18,734,082	2,232,128	—
End of Year/Period	$201,012,748	$81,950,807	$6,632,105	$2,232,128
Share Transactions:
Issued	6,720,000	3,350,000	200,000	150,000
Redeemed	(1,280,000)	(650,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	5,440,000	2,700,000	200,000	150,000

(1)	The Fund commenced operations on September 22, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Telemedicine & Digital Health ETF		Global X Aging Population ETF
	Period Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$(1,909,515)	$197,233	$88,930	$130,386
Net Realized Gain on Investments and Foreign Currency Transactions(2)	11,714,224	4,212,161	7,438,700	1,121,071
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(35,548,099)	54,952,002	(3,401,146)	3,221,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,743,390)	59,361,396	4,126,484	4,473,453
Distributions	(193,332)	—	(101,665)	(207,290)
Capital Share Transactions:
Issued	339,087,969	450,607,051	17,415,639	18,592,284
Redeemed	(69,116,674)	(19,293,640)	(20,272,786)	(3,499,173)
Increase (Decrease) in Net Assets from Capital Share Transactions	269,971,295	431,313,411	(2,857,147)	15,093,111
Total Increase in Net Assets	244,034,573	490,674,807	1,167,672	19,359,274
Net Assets:
Beginning of Year/Period	490,674,807	—	42,906,831	23,547,557
End of Year/Period	$734,709,380	$490,674,807	$44,074,503	$42,906,831
Share Transactions:
Issued	16,900,000	27,750,000	620,000	750,000
Redeemed	(3,660,000)	(1,100,000)	(710,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	13,240,000	26,650,000	(90,000)	600,000

(1)	The Fund commenced operations on July 29, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Health & Wellness ETF		Global X CleanTech ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020(1)
Operations:
Net Investment Income (Loss)	$89,724	$94,216	$(170,655)	$10,479
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	1,674,570	2,165,439	(10,673,225)	(2,573)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,483,935	47,301	(32,958,049)	2,447,006
Net Increase (Decrease) in Net Assets Resulting from Operations	5,248,229	2,306,956	(43,801,929)	2,454,912
Distributions	(88,108)	(95,104)	(9,591)	—
Capital Share Transactions:
Issued	14,238,180	14,278,870	170,435,582	26,068,557
Redeemed	(6,760,921)	(16,109,523)	(22,253,461)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	7,477,259	(1,830,653)	148,182,121	26,068,557
Total Increase in Net Assets	12,637,380	381,199	104,370,601	28,523,469
Net Assets:
Beginning of Year/Period	20,495,913	20,114,714	28,523,469	—
End of Year/Period	$33,133,293	$20,495,913	$132,894,070	$28,523,469
Share Transactions:
Issued	530,000	700,000	6,640,000	1,500,000
Redeemed	(250,000)	(800,000)	(1,240,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	280,000	(100,000)	5,400,000	1,500,000

(1)	The Fund commenced operations on October 27, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Infrastructure Development ETF		Global X Clean Water ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020	Period Ended May 31, 2021(1) (Unaudited)
Operations:
Net Investment Income	$6,907,257	$2,019,654	$8,393
Net Realized Loss on Investments(2)	(458,576)	(8,543,451)	(403)
Net Change in Unrealized Appreciation (Depreciation) on Investments	419,635,525	62,924,477	111,359
Net Increase in Net Assets Resulting from Operations	426,084,206	56,400,680	119,349
Distributions	(1,999,347)	(1,004,004)	—
Return of Capital	(32,708)	—	—
Capital Share Transactions:
Issued	2,668,620,394	481,978,464	3,062,929
Redeemed	(50,941,466)	(66,804,212)	—
Increase in Net Assets from Capital Share Transactions	2,617,678,928	415,174,252	3,062,929
Total Increase in Net Assets	3,041,731,079	470,570,928	3,182,278
Net Assets:
Beginning of Year/Period	653,635,485	183,064,557	—
End of Year/Period	$3,695,366,564	$653,635,485	$3,182,278
Share Transactions:
Issued	109,380,000	27,150,000	200,000
Redeemed	(2,050,000)	(5,350,000)	—
Net Increase in Shares Outstanding from Share Transactions	107,330,000	21,800,000	200,000

(1)	The Fund commenced operations on April 8, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF
	Period Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$370,415	$33,093
Net Realized Gain on Investments(1)	7,499,871	2,753,474
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,649,365)	4,786,079
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,779,079)	7,572,646
Distributions	(168,656)	(16,854)
Capital Share Transactions:
Issued	102,231,178	47,069,175
Redeemed	(34,839,710)	(21,193,938)
Increase in Net Assets from Capital Share Transactions	67,391,468	25,875,237
Total Increase in Net Assets	65,443,733	33,431,029
Net Assets:
Beginning of Year/Period	36,080,846	2,649,817
End of Year/Period	$101,524,579	$36,080,846
Share Transactions:
Issued	1,930,000	1,350,000
Redeemed	(690,000)	(600,000)
Net Increase in Shares Outstanding from Share Transactions	1,240,000	750,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Robotics & Artificial Intelligence ETF
2021 (Unaudited)	31.78	0.06	2.44	2.50	—	—
2020	21.43	0.05	10.39	10.44	(0.08)	—
2019	19.70	0.19	1.93	2.12	(0.39)	—
2018	23.96	0.19	(4.45)	(4.26)	—	—
2017	14.87	0.01	9.09	9.10	(0.01)	—
2016(1)	14.84	0.02	0.01	0.03	—	—
Global X Internet of Things ETF
2021 (Unaudited)	29.95	0.06	4.72	4.78	(0.06)	—
2020	22.89	0.17	7.08	7.25	(0.19)	—
2019	18.04	0.20	4.93	5.13	(0.28)	—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)
2017	15.52	0.16	4.49	4.65	(0.05)	—
2016(1)	15.04	0.09	0.39	0.48	—	—
Global X FinTech ETF
2021 (Unaudited)	42.75	(0.08)	2.47	2.39	—	—
2020	30.49	(0.11)	12.37	12.26	—	—
2019	24.55	(0.08)	6.06	5.98	—	—
2018	21.79	(0.08)	2.86	2.78	—	(0.02)
2017	14.91	(0.03)	6.91	6.88	—	—
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—
Global X Video Games & Esports ETF
2021 (Unaudited)	28.57	0.05	3.94	3.99	(0.20)	***
2020	15.73	0.02	12.86	12.88	(0.04)	—
2019(2)	14.99	—	0.74	0.74	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	—	34.28	7.87	2,536,449	0.68	†	0.35	†	0.62
(0.01)	(0.09)	31.78	48.90	2,158,175	0.68		0.21		22.27
—	(0.39)	21.43	11.16	1,479,984	0.68		0.98		10.97
—	— ***	19.70	(17.77)	1,726,274	0.70		0.83		28.50
—	(0.01)	23.96	61.22	1,412,589	0.69		0.05		15.29
—	—	14.87	0.20	2,974	0.68	†	0.62	†	—

—	(0.06)	34.67	15.99	437,493	0.68	†	0.34	†	4.16
—	(0.19)	29.95	31.88	296,508	0.68		0.71		14.28
—	(0.28)	22.89	29.01	131,627	0.68		1.04		11.71
—	(0.22)	18.04	(9.33)	82,983	0.69		0.88		16.69
—	(0.05)	20.12	30.04	85,521	0.70		0.85		24.90
—	—	15.52	3.19	3,881	0.68	†	2.75	†	0.39

—	—	45.14	5.61	1,216,183	0.68	†	(0.34	)†	8.39
—	—	42.75	40.21	874,175	0.68		(0.33)		15.75
(0.04)	(0.04)	30.49	24.42	413,152	0.68		(0.29)		16.40
—	(0.02)	24.55	12.79	327,734	0.68		(0.29)		20.58
—	—	21.79	46.14	50,106	0.68		(0.13)		11.65
—	—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—

—	(0.20)	32.36	14.02	669,813	0.50	†	0.23	†	11.86
—	(0.04)	28.57	82.04	481,341	0.50		0.04		12.02
—	—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Autonomous & Electric Vehicles ETF
2021 (Unaudited)	21.75	0.08	5.87	5.95	(0.02)	—
2020	14.15	0.11	7.61	7.72	(0.12)	—
2019	13.26	0.22	1.11	1.33	(0.44)	—
2018(1)	15.00	0.11	(1.85)	(1.74)	—	—
Global X Cloud Computing ETF
2021 (Unaudited)	25.84	(0.07)	0.39	0.32	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)
2019(2)	15.06	(0.04)	0.97	0.93	—	—
Global X Data Center REITs & Digital Infrastructure ETF
2021 (Unaudited)	14.94	0.09	1.41	1.50	(0.05)	—
2020(3)	14.97	—	(0.03)	(0.03)	—	—
Global X Cybersecurity ETF
2021 (Unaudited)	22.75	(0.04)	4.68	4.64	(0.01)	(0.01)
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)
2019(4)	15.27	—	1.87	1.87	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.02)	27.68	27.37	900,379	0.68	†	0.58	†	9.69
(0.12)	21.75	54.98	135,923	0.68		0.67		13.76
(0.44)	14.15	10.61	14,855	0.68		1.67		31.26
—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

—	26.16	1.24	1,283,700	0.68	†	(0.54	)†	4.18
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)		23.03
—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

(0.05)	16.39	10.04	54,082	0.50	†	1.13	†	1.34
—	14.94	(0.20)	3,736	0.50	†	0.26	†	—

(0.02)	27.37	20.41	357,759	0.50	†^	(0.30	)†	9.50
(0.15)	22.75	33.78	46,634	0.50	^	0.43		21.29
—	17.14	12.25	1,714	0.50	†^	(0.16	)†	3.57

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56%, 0.60% and 0.60% for the period ended May 31, 2021 and years ended November 30, 2020 and November 30, 2019, respectively.

(1)	The Fund commenced operations on April 13, 2018.
(2)	The Fund commenced operations on April 12, 2019.
(3)	The Fund commenced operations on October 27, 2020.
(4)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Artificial Intelligence & Technology ETF
2021 (Unaudited)	25.84	0.04	3.07	3.11	(0.05)	—
2020	17.35	0.17	8.44	8.61	(0.12)	—
2019	14.24	0.10	3.13	3.23	(0.12)	—
2018(1)	15.00	0.05	(0.81)	(0.76)	—	—
Global X Millennial Consumer ETF
2021 (Unaudited)	35.23	—	6.09	6.09	(0.06)	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)
2017	15.58	0.07	3.51	3.58	(0.05)	—
2016(2)	14.95	0.05	0.58	0.63	—	—
Global X Education ETF
2021 (Unaudited)	17.14	0.02	(2.55)	(2.53)	—	—
2020(3)	15.20	(0.01)	1.95	1.94	—	—
Global X Cannabis ETF
2021 (Unaudited)	12.05	0.14	3.27	3.41	(0.15)	—
2020	15.31	0.81	(3.46)	(2.65)	(0.61)	—
2019(4)	24.41	0.22	(9.32)	(9.10)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.05)	28.90	12.07	205,447	0.68	†	0.29	†	18.71
(0.12)	25.84	49.84	120,169	0.68		0.79		19.45
(0.12)	17.35	22.87	44,245	0.68		0.61		16.34
—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

(0.06)	41.26	17.30	185,242	0.50	†	0.01	†	13.27
(0.11)	35.23	38.47	114,511	0.50	^	0.19		7.11
(0.11)	25.55	19.07	75,383	0.50	^	0.42		10.44
(0.17)	21.57	13.87	31,279	0.50	^	0.40		10.94
(0.05)	19.11	23.05	11,467	0.54	^	0.40		20.97
—	15.58	4.21	3,896	0.68	†	0.59	†	—

—	14.61	(14.76)	13,438	0.50	†	0.22	†	14.64
—	17.14	12.76	6,856	0.51	†	(0.23	)†	10.62

(0.15)	15.31	28.88	205,163	0.50	†	1.79	†	70.34
(0.61)	12.05	(17.03)	36,160	0.51		8.11		59.79
—	15.31	(37.28)	4,594	0.50	†	6.19	†	11.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on May 11, 2018.
(2)	The Fund commenced operations on May 4, 2016.
(3)	The Fund commenced operations on July 10, 2020.
(4)	The Fund commenced operations on September 17, 2019.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Genomics & Biotechnology ETF
2021 (Unaudited)	21.01	(0.04)	0.58	0.54	—	(0.03)
2020	15.61	(0.07)	5.47	5.40	—	—
2019(1)	15.28	(0.05)	0.38	0.33	—	—
Global X China Biotech Innovation ETF
2021 (Unaudited)	14.88	(0.03)	4.10	4.07	—	—
2020(2)	15.09	(0.02)	(0.19)	(0.21)	—	—
Global X Telemedicine & Digital Health ETF
2021 (Unaudited)	18.41	(0.05)	0.07	0.02	(0.01)	—
2020(3)	15.23	0.01	3.17	3.18	—	—
Global X Aging Population ETF
2021 (Unaudited)	26.82	0.05	2.37	2.42	(0.05)	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)
2016(4)	15.32	0.07	(0.22)	(0.15)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.03)	21.52	2.56	201,013	0.50	†	(0.32	)†	11.55
—	21.01	34.59	81,951	0.56	‡	(0.40)		29.76
—	15.61	2.16	18,734	0.68	†	(0.59	)†	23.12

—	18.95	27.35	6,632	0.66	†	(0.38	)†	19.55
—	14.88	(1.39)	2,232	0.67	†	(0.65	)†	10.48

(0.01)	18.42	0.09	734,709	0.68	†	(0.53	)†	25.99
—	18.41	20.88	490,675	0.68	†	0.18	†	9.67

(0.05)	29.19	9.05	44,075	0.50	†	0.39	†	22.86
(0.18)	26.82	14.79	42,907	0.50	^	0.43		9.10
(0.24)	23.55	15.38	23,548	0.50	^	0.62		14.18
(0.20)	20.67	6.55	15,503	0.50	^	0.63		14.39
(0.16)	19.60	30.58	7,841	0.52	^	0.44		10.20
—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective June 15 2020, the Fund’s fees were permanently lowered to 0.50%.
^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on April 5, 2019.
(2)	The Fund commenced operations on September 22, 2020.
(3)	The Fund commenced operations on July 29, 2020.
(4)	The Fund commenced operations on May 9, 2016.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Health & Wellness ETF
2021 (Unaudited)	24.11	0.09	5.22	5.31	(0.10)	—
2020	21.17	0.10	2.92	3.02	(0.08)	—
2019	18.59	0.14	2.60	2.74	(0.16)	—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)
2017	14.72	0.17	1.94	2.11	(0.08)	—
2016(1)	15.13	0.07	(0.48)	(0.41)	—	—
Global X CleanTech ETF
2021 (Unaudited)	19.02	(0.03)	0.27	0.24	***	—
2020(2)	15.07	0.02	3.93	3.95	—	—
Global X U.S. Infrastructure Development ETF
2021 (Unaudited)	20.24	0.09	6.19	6.28	(0.05)	—
2020	17.43	0.16	2.74	2.90	(0.09)	—
2019	15.57	0.13	1.90	2.03	(0.17)	—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—
2017(3)	14.98	0.10	1.08	1.18	—	—
Global X Clean Water ETF
2021(4) (Unaudited)	15.04	0.05	0.82	0.87	—	—
Global X Thematic Growth ETF
2021 (Unaudited)	42.45	0.23	6.09	6.32	(0.19)	—
2020	26.50	0.10	15.96	16.06	(0.11)	—
2019(5)	25.23	—	1.27	1.27	—	—
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.10)	29.32	22.08	33,133	0.50	†	0.69	†	14.53
(0.08)	24.11	14.34	20,496	0.50	^	0.48		20.54
(0.16)	21.17	14.89	20,115	0.50	^	0.74		18.05
(0.48)	18.59	14.16	10,222	0.50	^	0.77		20.93
(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73
—	14.72	(2.71)	1,472	0.68	†	0.82	†	—

—	19.26	1.28	132,894	0.50	†	(0.25	)†	23.75
—	19.02	26.21	28,523	0.50	†	1.18	†	—

(0.05)	26.47	31.12	3,695,367	0.47	†	0.74	†	15.50
(0.09)	20.24	16.77	653,635	0.47		0.96		9.08
(0.17)	17.43	13.28	183,065	0.47	^^	0.81		9.18
(0.05)	15.57	(3.36)	140,914	0.47	^^	0.77		6.76
—	16.16	7.88	20,203	0.47	†^^	0.91	†	—

—	15.91	5.78	3,182	0.50	†	2.15	†	—

(0.19)	48.58	14.90	101,525	(0.13	)†‡	0.95	†	17.53
(0.11)	42.45	60.81	36,081	(0.12	)‡	0.29		103.23
—	26.50	5.03	2,650	(0.15	)†‡	0.15	†	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio of Expenses to Average Net Assets includes the effect of a reimbursement of acquired fund fees (See Note 3 in Notes to Financial Statements.) If these offsets and acquired fund fees were excluded, the ratio would have been 0.50%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.57%, 0.68%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019, 2018 and 2017, respectively.

^^
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.50%, 0.58%, and 0.58%, for the years ended November 30, 2019, 2018 and 2017, respectively.

(1)	The Fund commenced operations on May 9, 2016.
(2)	The Fund commenced operations on October 27, 2020.
(3)	The Fund commenced operations on March 6, 2017.
(4)	The Fund commenced operations on April 8, 2021.
(5)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
May 31, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2021, the Trust had ninety-nine portfolios, eighty-one of which were operational. The financial statements herein and the related notes pertain to the Global X Robotics & Artificial Intelligence ETF, Global X Internet of Things ETF, Global X FinTech ETF, Global X Video Games & Esports ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X Cybersecurity ETF, Global X Artificial Intelligence & Technology ETF, Global X Millennial Consumer ETF, Global X Education ETF, Global X Cannabis ETF, Global X Genomics & Biotechnology ETF, Global X China Biotech Innovation ETF, Global X Telemedicine & Digital Health ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X CleanTech ETF, Global X U.S. Infrastructure Development ETF, Global X Clean Water ETF and Global X Thematic Growth ETF, (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF and Global X U.S. Infrastructure Development ETF, has elected non-diversified status.
Effective April 1, 2021, the Global X Longevity Thematic ETF changed its name to Global X Aging Population ETF, the Global X Millennials Thematic ETF changed its name to Global X Millennial Consumer ETF, and the Global X Health & Wellness Thematic ETF changed its name to Global X Health & Wellness ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include:

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2021, Global X CleanTech ETF had one fair valued security valued at $4,532,524. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
For the period ended May 31, 2021 there have been no significant changes to the Funds’ fair valuation methodologies.
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of May 31, 2021. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
Global X CleanTech ETF
Assets	Fair Value at 05/31/21	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$4,532,524	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	13.6%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
At May 31, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Robotics & Artificial Intelligence ETF
BNP Paribas	$80,889,413	$80,889,413	$	−	$	−
Global X Internet of Things ETF
BNP Paribas	$4,180,906	$4,180,906	$	−	$	−
Global X FinTech ETF
BNP Paribas	$21,748,566	$21,748,566	$	−	$	−
Global X Video Games & Esports ETF
BNP Paribas	$1,349,169	$1,349,169	$	−	$	−
Global X Autonomous & Electric Vehicles ETF
BNP Paribas	$10,195,643	$10,195,643	$	−	$	−
Global X Cloud Computing ETF
BNP Paribas	$15,211,675	$15,211,675	$	−	$	−
Global X Artificial Intelligence & Technology ETF
BNP Paribas	$599,015	$599,015	$	−	$	−
Global X Cannabis ETF
BNP Paribas	$21,078,306	$21,078,306	$	−	$	−
Global X Genomics & Biotechnology ETF
BNP Paribas	$3,735,751	$3,735,751	$	−	$	−
Global X Telemedicine & Digital Health ETF
BNP Paribas	$14,677,742	$14,677,742	$	−	$	−
Global X U.S. Infrastructure Development ETF
BNP Paribas	$10,238,734	$10,238,734	$	−	$	−
Global X Thematic Growth ETF
BNP Paribas	$5,657,236	$5,657,236	$	−	$	−

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
laws, and regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.
As of and during the period ended May 31, 2021, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statement of Operations.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares,  referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at May 31, 2021	Redemption Fee
Global X Robotics & Artificial Intelligence ETF	10,000	$600	$342,800	$600
Global X Internet of Things ETF	10,000	600	346,700	600
Global X FinTech ETF	10,000	400	451,400	400
Global X Video Games & Esports ETF	10,000	600	323,600	600
Global X Autonomous & Electric Vehicles ETF	10,000	700	276,800	700
Global X Cloud Computing ETF	10,000	250	261,600	250
Global X Data Center REITs & Digital Infrastructure ETF	10,000	300	163,900	300
Global X Cybersecurity ETF	10,000	250	273,700	250
Global X Artificial Intelligence & Technology ETF	10,000	600	289,000	600
Global X Millennial Consumer ETF	10,000	300	412,600	300
Global X Education ETF	10,000	500	146,100	500
Global X Cannabis ETF	10,000	250	153,100	250
Global X Genomics & Biotechnology ETF	10,000	250	215,200	250
Global X China Biotech Innovation ETF	10,000	600	189,500	600
Global X Telemedicine & Digital Health ETF	10,000	250	184,200	250
Global X Aging Population ETF	10,000	800	291,900	800
Global X Health & Wellness ETF	10,000	800	293,200	800
Global X CleanTech ETF	10,000	600	192,600	600
Global X U.S. Infrastructure Development ETF	10,000	400	264,700	400
Global X Clean Water ETF	10,000	500	159,100	500
Global X Thematic Growth ETF	10,000	250	485,700	250

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.  For the Adviser’s services to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, (except for Global X Thematic Growth ETF) and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses), respectively.
The Supervision and Administration Agreement for the Global X Thematic Growth ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Global X Thematic Growth ETF in affiliated investment companies.  For the period ended May 31, 2021, the Adviser paid the costs for the acquired fund fees of $244,361.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The following table discloses the rates of supervision and administration fees paid by the Funds:
Supervision and Administration Fee
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X FinTech ETF	0.68%
Global X Video Games & Esports ETF	0.50%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Cloud Computing ETF	0.68%
Global X Data Center REITs & Digital Infrastructure ETF	0.50%
Global X Cybersecurity ETF***	0.50%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Millennial Consumer ETF*	0.50%
Global X Education ETF	0.50%
Global X Cannabis ETF	0.50%
Global X Genomics & Biotechnology ETF	0.50%
Global X China Biotech Innovation ETF	0.65%
Global X Telemedicine & Digital Health ETF	0.68%
Global X Aging Population ETF*	0.50%
Global X Health & Wellness ETF*	0.50%
Global X CleanTech ETF	0.50%
Global X U.S. Infrastructure Development ETF**	0.47%
Global X Clean Water ETF	0.50%
Global X Thematic Growth ETF	0.50%

* Pursuant to expense limitation agreements, prior to April 1, 2020, the Adviser contractually agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Health & Wellness ETF, Global X Aging Population ETF and the Global X Millennial Consumer ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the three fiscal years prior to April 1, 2020, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce each Fund’s management fees to 0.50% and end the expense limitation agreements as of April 1, 2020,

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
waived or reimbursed fees prior to April 1, 2020 are still subject to recoupment. As of May 31, 2021,  the amounts of waivers/reimbursements subject to recoupment for the Global X Health & Wellness ETF, Global X Aging Population ETF and Global X Millennial Consumer ETF, were $11,634 expiring 2021, $8,496 expiring 2022; $23,346 expiring 2021, $9,461 expiring 2022; $41,063 expiring 2021 and $18,918 expiring 2022, respectively. As of May 31, 2021, there had been no recoupment of previously waived and reimbursed fees.
** Pursuant to an expense limitation agreement between the Global X U.S. Infrastructure Development ETF (the “Fund”) and the Adviser prior to April 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.47% of the Fund’s average daily net assets per year until April 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.47% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s fees to 0.47% and end the expense limitation agreement as of April 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of May 31, 2021, the amounts of waivers/reimbursements subject to recoupment for the Fund were $102,748 expiring in 2021 and $44,734 expiring in 2022. As of May 31, 2021, there had been no recoupment of previously waived and reimbursed fees.
*** Pursuant to an expense limitation agreement between the Global X Cybersecurity ETF (the “Fund”) and the Adviser prior to April 1, 2021, the Adviser contractually agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Fund’s average daily net assets per year until April 1, 2021. The Board voted to permanently reduce the Fund’s fees to 0.50% and end the expense limitation agreement as of April 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and  filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.  SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and  maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its  registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

4. INVESTMENT TRANSACTIONS
For the period ended May 31, 2021, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2021	Purchases	Sales and Maturities
Global X Robotics & Artificial Intelligence ETF	$19,102,733	$15,152,406
Global X Internet of Things ETF	26,323,314	15,837,008
Global X FinTech ETF	94,447,269	94,701,933
Global X Video Games & Esports ETF	105,905,100	81,259,370
Global X Autonomous & Electric Vehicles ETF	125,423,004	63,328,068
Global X Cloud Computing ETF	59,686,168	63,944,427
Global X Data Center REITs & Digital Infrastructure ETF	4,236,889	312,184
Global X Cybersecurity ETF	46,006,707	43,472,933
Global X Artificial Intelligence & Technology ETF	45,119,934	34,115,506
Global X Millennial Consumer ETF	20,373,143	20,748,739
Global X Education ETF	2,378,563	1,674,500
Global X Cannabis ETF	94,853,997	96,299,113
Global X Genomics & Biotechnology ETF	19,824,992	19,252,140
Global X China Biotech Innovation ETF	3,764,906	893,480
Global X Telemedicine & Digital Health ETF	202,167,847	185,169,832
Global X Aging Population ETF	10,644,865	10,213,716
Global X Health & Wellness ETF	5,332,712	3,783,975
Global X CleanTech ETF	68,100,244	31,135,444
Global X U.S. Infrastructure Development ETF	292,763,841	291,490,057
Global X Clean Water ETF	361,253	−
Global X Thematic Growth ETF	13,201,492	13,221,835

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the period ended May 31, 2021, in-kind transactions associated with creations and redemptions were:
2021	Purchases	Sales	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$392,619,964	$177,876,939	$70,129,308
Global X Internet of Things ETF	85,879,259	5,853,786	2,702,825
Global X FinTech ETF	347,169,575	38,134,772	16,675,682
Global X Video Games & Esports ETF	401,395,427	289,590,562	103,106,099
Global X Autonomous & Electric Vehicles ETF	747,216,109	108,711,660	41,490,130
Global X Cloud Computing ETF	150,903,615	286,863,396	110,676,498
Global X Data Center REITs & Digital Infrastructure ETF	44,985,643	796,941	160,761
Global X Cybersecurity ETF	893,789,315	562,407,775	11,784,576
Global X Artificial Intelligence & Technology ETF	109,367,289	50,259,505	22,657,588
Global X Millennial Consumer ETF	99,269,888	49,025,262	25,487,462
Global X Education ETF	8,876,876	−	−
Global X Cannabis ETF	260,299,743	49,950,750	24,572,961
Global X Genomics & Biotechnology ETF	164,262,610	28,352,255	11,618,904
Global X China Biotech Innovation ETF	630,424	−	−
Global X Telemedicine & Digital Health ETF	319,004,250	69,123,864	16,381,038
Global X Aging Population ETF	16,521,553	19,845,490	8,006,911
Global X Health & Wellness ETF	11,952,531	6,070,729	1,817,874
Global X CleanTech ETF	129,745,229	18,553,541	366,316
Global X U.S. Infrastructure Development ETF	2,666,930,968	50,880,495	19,521,149
Global X Clean Water ETF	2,699,720	−	−
Global X Thematic Growth ETF	102,400,759	34,877,748	10,769,933

For the period ended May 31, 2021, there were no purchases or sales of long-term U.S. Government securities by the Funds.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the year ended November 30, 2020, in-kind transactions associated with creations and redemptions were:
2020	Purchases	Sales	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$361,874,568	$365,215,738	$43,090,534
Global X Internet of Things ETF	124,223,802	34,531,153	18,792,933
Global X FinTech ETF	278,707,608	41,228,494	8,267,048
Global X Video Games & Esports ETF	404,900,530	51,302,801	14,900,863
Global X Autonomous & Electric Vehicles ETF	94,454,889	3,876,841	2,108,375
Global X Cloud Computing ETF	898,712,110	357,026,062	151,841,623
Global X Data Center REITs & Digital Infrastructure ETF	3,494,554	−	−
Global X Cybersecurity ETF	41,832,394	3,133,182	1,581,964
Global X Artificial Intelligence & Technology ETF	59,534,429	15,359,452	5,699,200
Global X Millennial Consumer ETF	26,325,170	15,069,551	2,463,389
Global X Education ETF	7,065,338	1,479,215	297,249
Global X Cannabis ETF	28,284,111	−	−
Global X Genomics & Biotechnology ETF	56,763,285	11,838,830	6,006,376
Global X China Biotech Innovation ETF	381,631	−	−
Global X Telemedicine & Digital Health ETF	423,596,806	19,341,416	7,163,396
Global X Aging Population ETF	17,727,057	3,427,727	1,538,247
Global X Health & Wellness ETF	12,677,296	14,689,729	2,443,155
Global X CleanTech ETF	19,036,658	−	−
Global X U.S. Infrastructure Development ETF	481,671,681	66,650,851	(9,164,993)
Global X Thematic Growth ETF	44,864,162	21,983,043	2,875,470

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended November 30, 2020 and November 30, 2019 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Robotics & Artificial Intelligence ETF
2020	$5,209,655	$–	$891,490	$6,101,145
2019	30,149,775	–	–	30,149,775
Global X Internet of Things ETF
2020	$1,147,071	$–	$–	$1,147,071
2019	1,268,719	–	–	1,268,719
Global X FinTech ETF
2020	$–	$–	$–	$–
2019	–	60,368	437,339	497,707
Global X Video Games & Esports ETF
2020	$67,560	$–	$–	$67,560
2019	–	–	–	–
Global X Autonomous & Electric Vehicles ETF
2020	$148,067	$–	$–	$148,067
2019	415,562	–	–	415,562
Global X Cloud Computing ETF
2020	$158,369	$57,631	$–	$216,000
2019	–	–	–	–
Global X Data Center REITs & Digital Infrastructure ETF
2020	$–	$–	$–	$–
Global X Cybersecurity ETF
2020	$130,636	$–	$–	$130,636
2019	–	–	–	–
Global X Artificial Intelligence & Technology ETF
2020	$293,815	$–	$–	$293,815
2019	298,087	–	–	298,087
Global X Millennial Consumer ETF
2020	$295,120	$31,340	$–	$326,460
2019	147,679	27,133	–	174,812
Global X Education ETF
2020	$–	$–	$–	$–
Global X Cannabis ETF
2020	$501,916	$–	$–	$501,916
2019	–	–	–	–
Global X Genomics & Biotechnology ETF
2020	$–	$–	$–	$–
2019	–	–	–	–

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X China Biotech Innovation ETF
2020	$–	$–	$–	$–
Global X Telemedicine & Digital Health ETF
2020	$–	$–	$–	$–
Global X Aging Population ETF
2020	$161,566	$45,724	$–	$207,290
2019	146,505	38,656	–	185,161
Global X Health & Wellness ETF
2020	$95,104	$–	$–	$95,104
2019	120,454	–	–	120,454
Global X CleanTech ETF
2020	$–	$–	$–	$–
Global X U.S. Infrastructure Development ETF
2020	$1,004,004	$–	$–	$1,004,004
2019	1,424,719	–	–	1,424,719
Global X Thematic Growth ETF
2020	$16,854	$–	$–	$16,854
2019	–	–	–	–

As of November 30, 2020, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF
Undistributed Ordinary Income	$–	$573,082	$–
Capital Loss Carryforwards	(153,940,794)	(3,531,785)	(32,354,648)
Unrealized Appreciation on Investments and Foreign Currency	434,515,422	59,877,129	278,703,976
Late Year Loss Deferral	–	–	(1,681,347)
Other Temporary Differences	–	(4)	2
Total Distributable Earnings	$280,574,628	$56,918,422	$244,667,983

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Video Games & Esports ETF	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF
Undistributed Ordinary Income	$3,746,903	$111,443	$–
Post October Losses	(307,637)	–	–
Capital Loss Carryforwards	–	(1,044,455)	(1,533,536)
Unrealized Appreciation on Investments and Foreign Currency	65,915,322	19,930,690	248,081,412
Late Year Loss Deferral	–	–	(3,928,473)
Other Temporary Differences	(1)	1	–
Total Distributable Earnings	$69,354,587	$18,997,679	$242,619,403

	Global X Funds
	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF	Global X Artificial Intelligence & Technology ETF
Undistributed Ordinary Income	$668	$87,400	$284,523
Undistributed Long-Term Capital Gain	–	2,479	–
Capital Loss Carryforwards	–	–	(618,443)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(8,833)	4,466,305	23,544,099
Other Temporary Differences	–	3	(1)
Total Distributable Earnings (Accumulated Losses)	$(8,165)	$4,556,187	$23,210,178

	Global X Funds
	Global X Millennial Consumer ETF	Global X Education ETF	Global X Cannabis ETF
Undistributed Ordinary Income	$96,149	$–	$444,914
Post October Losses	–	(215,826)	–
Capital Loss Carryforwards	(910,515)	–	(1,760,034)
Unrealized Appreciation on Investments and Foreign Currency	27,867,859	446,036	3,359,995
Late Year Loss Deferral	–	(4,505)	–
Other Temporary Differences	1	–	(1)
Total Distributable Earnings	$27,053,494	$225,705	$2,044,874

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Undistributed Ordinary Income	$157,142	$–	$193,304
Post October Losses	(32,560)	(554)	(1,378,964)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	12,953,072	(62,743)	53,383,660
Late Year Loss Deferral	–	(2,324)	–
Other Temporary Differences	2	–	–
Total Distributable Earnings (Accumulated Losses)	$13,077,656	$(65,621)	$52,198,000

	Global X Funds
	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$78,341	$51,423	$7,906
Capital Loss Carryforwards	(279,357)	(273,446)	–
Unrealized Appreciation on Investments and Foreign Currency	6,473,677	1,294,711	2,447,006
Total Distributable Earnings	$6,272,661	$1,072,688	$2,454,912

	Global X Funds
	Global X U.S. Infrastructure Development ETF	Global X Clean Water ETF	Global X Thematic Growth ETF
Undistributed Ordinary Income	$1,554,592	$–	$16,592
Capital Loss Carryforwards	–	–	(117,716)
Unrealized Appreciation on Investments and Foreign Currency	66,887,584	–	4,908,265
Other Temporary Differences	1	–	(2)
Total Distributable Earnings	$68,442,177	$–	$4,807,139

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2020 through November 30, 2020 and November 1, 2020 through November 30, 2020, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence ETF	$88,408,676	$65,532,118	$153,940,794
Global X Internet of Things ETF	2,416,287	1,115,498	3,531,785
Global X FinTech ETF	10,983,240	21,371,408	32,354,648
Global X Autonomous & Electric Vehicles ETF	625,088	419,367	1,044,455
Global X Cloud Computing ETF	1,533,536	−	1,533,536
Global X Artificial Intelligence & Technology ETF	461,246	157,197	618,443
Global X Millennial Consumer ETF	883,232	27,283	910,515
Global X Cannabis ETF	1,613,335	146,699	1,760,034
Global X Aging Population ETF	77,714	201,643	279,357
Global X Health & Wellness ETF	174,997	98,449	273,446
Global X Thematic Growth ETF	117,716	−	117,716

During the year ended November 30, 2020 the following funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss		Total
Global X Robotics & Artificial Intelligence ETF	$15,634,206	$	−	$15,634,206
Global X Autonomous & Electric Vehicles ETF	99,333		−	99,333
Global X Artificial Intelligence & Technology ETF	35,523.00		−	35,523
Global X U.S. Infrastructure Development ETF	515,103		−	515,103

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2021, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Robotics & Artificial Intelligence ETF	$2,166,618,553	$642,754,180	$(112,825,440)	$529,928,740
Global X Internet of Things ETF	340,427,889	106,990,768	(2,028,138)	104,962,630
Global X FinTech ETF	959,143,910	328,476,762	(27,729,961)	300,746,801
Global X Video Games & Esports ETF	652,200,469	54,159,854	(34,785,081)	19,374,773
Global X Autonomous & Electric Vehicles ETF	874,095,247	96,013,960	(50,317,065)	45,696,895
Global X Cloud Computing ETF	1,147,516,665	195,122,378	(28,845,375)	166,277,003
Global X Data Center REITs & Digital Infrastructure ETF	51,999,205	3,102,787	(1,127,517)	1,975,270
Global X Cybersecurity ETF	383,605,863	13,611,474	(39,323,650)	(25,712,176)
Global X Artificial Intelligence & Technology ETF	189,592,892	22,700,390	(5,905,264)	16,795,126
Global X Millennial Consumer ETF	161,399,846	25,680,424	(1,963,015)	23,717,409
Global X Education ETF	15,753,282	846,181	(3,240,605)	(2,394,424)
Global X Cannabis ETF	262,226,588	13,376,856	(27,330,565)	(13,953,709)
Global X Genomics & Biotechnology ETF	216,226,205	15,516,260	(23,185,913)	(7,669,653)
Global X China Biotech Innovation ETF	5,768,522	982,229	(131,473)	850,756
Global X Telemedicine & Digital Health ETF	744,350,849	75,505,574	(56,101,724)	19,403,850
Global X Aging Population ETF	40,617,608	4,486,024	(1,152,315)	3,333,709
Global X Health & Wellness ETF	28,170,100	5,746,214	(842,615)	4,903,599
Global X CleanTech ETF	163,811,172	1,294,559	(31,806,155)	(30,511,596)
Global X U.S. Infrastructure Development ETF	3,223,059,821	494,846,011	(8,041,693)	486,804,318
Global X Clean Water ETF	3,060,973	141,517	(30,172)	111,345
Global X Thematic Growth ETF	117,673,716	417,553	(5,154,374)	(4,736,821)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and partnership adjustments.
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

6. CONCENTRATION OF RISKS
The Funds may invest in companies focused on business activities in emerging economic themes.  Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful.  These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks,  which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes and could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index.
The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash or securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is accounted for in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of May 31, 2021, the value of securities on loan was $156,929,711, $8,025,312, $41,722,700, $2,640,318, $20,442,006, $29,791,047, $1,212,639, $44,029,214, $7,336,461, $29,099,220, $20,268,144 and $11,266,638 for the Global X Robotics and Artificial Intelligence ETF, Global X Internet of Things ETF, Global X FinTech ETF, Global X Video Games & Esports ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Artificial Intelligence & Technology ETF, Global X Cannabis ETF, Global X Genomics & Biotechnology ETF, Global X Telemedicine & Digital Health ETF, Global X U.S. Infrastructure Development ETF and Global X Thematic Growth ETF, respectively, and the cash collateral received from securities on loan was $165,200,614, $8,538,672, $44,417,141, $2,755,410, $20,822,583, $31,066,835, $1,223,369, $43,050,310, $7,629,532, $29,976,383, $20,910,587 and $11,553,784, for the Global X Robotics and Artificial Intelligence ETF, Global X Internet of Things ETF, Global X FinTech ETF, Global X Video Games & Esports ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Artificial Intelligence & Technology ETF, Global X Cannabis ETF, Global X Genomics & Biotechnology ETF, Global X Telemedicine & Digital Health ETF, Global X U.S. Infrastructure Development ETF and Global X Thematic Growth ETF respectively.

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Robotics & Artificial Intelligence ETF
Barclays Bank	$591,407	$622,800
BofA Securities	28,824,686	30,487,240
Citigroup	47,170,721	49,648,500
Credit Suisse	1,855,967	1,953,626
Goldman Sachs & Co.	6,471,804	6,811,134
JPMorgan	28,813,415	29,461,143
Morgan Stanley	38,916,686	40,961,605
Natl Financial Services Corp	601,264	634,400
Scotia Capital	8,871	9,342
UBS AG London Branch	3,674,890	4,610,824
Global X Internet of Things ETF
BofA Securities	1,555,815	1,639,900
Credit Suisse	1,662,840	1,752,709
Goldman Sachs & Co.	4,806,657	5,146,063
Global X FinTech ETF
BofA Securities	12,315,833	12,918,996
Citigroup	147,346	1,042,942
Goldman Sachs & Co.	6,190,864	6,471,240
JPMorgan	2,285,338	2,405,060
Morgan Stanley	16,679,577	17,308,995
Scotia Capital	582,051	615,323
UBS AG London Branch	3,521,691	3,654,585
Global X Video Games & Esports ETF
BofA Securities	952,835	1,061,100
Citigroup	80,004	80,527	(1)
Goldman Sachs & Co.	1,607,479	1,613,783	(1)
Global X Autonomous & Electric Vehicles ETF
Barclays Bank	619,056	629,700
BofA Securities	3,922,358	3,981,810
Citigroup	9,086,310	9,265,421
Credit Suisse	2,943,429	2,985,578	(1)
Goldman Sachs & Co.	926,261	953,197
JPMorgan	456,831	472,850
Natl Financial Services Corp	984,036	1,008,836
Scotia Capital	312,444	322,080
UBS AG London Branch	1,191,281	1,203,111	(1)
Global X Cloud Computing ETF
Citigroup	585,156	610,080
HSBC	7,314,450	7,626,000
JPMorgan	6,488,625	6,771,875
Morgan Stanley	15,402,816	16,058,880

Notes to Financial Statements (Unaudited) (continued)
May 31, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Artificial Intelligence & Technology ETF
Citigroup	$1,073,199	$1,065,669	(1)
JPMorgan	139,440	157,700
Global X Cannabis ETF
Barclays Bank	4,831,868	4,738,695	(1)
BNP Paribas Securities Corp.	1,378,609	1,451,385
Citigroup	1,404,032	1,344,685	(1)
Credit Suisse	1,563,185	1,705,520
Goldman Sachs & Co.	6,531,397	6,320,800	(1)
JPMorgan	6,041,189	5,904,402	(1)
Morgan Stanley	8,230,794	8,055,212	(1)
Scotia Capital	8,012,390	7,703,870	(1)
UBS AG London Branch	5,383,700	5,208,116	(1)
UBS Securities LLC	652,050	617,625	(1)
Global X Genomics & Biotechnology ETF
BNP Paribas Securities Corp.	199,280	210,675
BofA Securities	4,180,662	4,330,214
Citigroup	117,525	118,125	(1)
Goldman Sachs & Co.	2,838,994	2,970,518
Global X Telemedicine & Digital Health ETF
BofA Securities	15,011,146	15,510,540
Citigroup	1,122,519	1,143,622
Credit Suisse	1,235,341	1,242,725	(1)
Goldman Sachs & Co.	11,453,670	11,764,680
UBS AG London Branch	276,544	314,816
Global X U.S. Infrastructure Development ETF
BofA Securities	20,120,000	20,750,000
HSBC	148,144	160,587
Global X Thematic Growth ETF
BofA Securities	2,031,300	2,070,000
Citigroup	4,656,480	4,743,700
Credit Suisse	753,838	768,200
Goldman Sachs & Co.	3,343,676	3,405,716
UBS AG London Branch	481,344	566,168

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (Unaudited) (concluded)
May 31, 2021

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.
10. OTHER MATTER
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2020 to May 31, 2021).
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,078.70	0.68%	$3.52
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,159.90	0.68%	$3.66
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,056.10	0.68%	$3.49
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Video Games & Esports ETF
Actual Fund Return	$1,000.00	$1,140.20	0.50%	$2.67
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$1,273.70	0.68%	$3.85
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$1,012.40	0.68%	$3.41
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Data Center REITs & Digital Infrastructure ETF
Actual Fund Return	$1,000.00	$1,100.40	0.50%	$2.62
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$1,204.10	0.50%	$2.75
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Artificial Intelligence & Technology ETF
Actual Fund Return	$1,000.00	$1,120.70	0.68%	$3.60
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Millennial Consumer ETF
Actual Fund Return	$1,000.00	$1,173.00	0.50%	$2.71
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Education ETF
Actual Fund Return	$1,000.00	$852.40	0.50%	$2.31
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Cannabis ETF
Actual Fund Return	$1,000.00	$1,288.80	0.50%	$2.85
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$1,025.60	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X China Biotech Innovation ETF
Actual Fund Return	$1,000.00	$1,273.50	0.66%	$3.74
Hypothetical 5% Return	1,000.00	1,021.64	0.66	3.33

Global X Telemedicine & Digital Health ETF
Actual Fund Return	$1,000.00	$1,000.90	0.68%	$3.39
Hypothetical 5% Return	1,000.00	1,021.54	0.68	3.43

Global X Aging Population ETF
Actual Fund Return	$1,000.00	$1,090.50	0.50%	$2.61
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Health & Wellness ETF
Actual Fund Return	$1,000.00	$1,220.80	0.50%	$2.77
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X CleanTech ETF
Actual Fund Return	$1,000.00	$1,012.80	0.50%	$2.51
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,311.20	0.47%	$2.71
Hypothetical 5% Return	1,000.00	1,022.59	0.47	2.37

Global X Clean Water ETF*
Actual Fund Return	$1,000.00	$1,057.80	0.50%	$0.75	(2)
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52

Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$1,149.30	0.00%	$0.00
Hypothetical 5% Return	1,000.00	1,024.23	0.00	0.00

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period from inception to date).
*	The Fund commenced operations on April 8, 2021.

Liquidity Risk Management Program (Unaudited)
May 31, 2021

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 21, 2021, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Approval of Investment Advisory Agreement (Unaudited)
May 31, 2021

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held by videoconference on February 26, 20211 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the  Global X Clean Water ETF (the “New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (the “New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management. The New Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (Unaudited) (continued)
May 31, 2021

NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
• the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;
• Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;
• Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;
• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and
• the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.
Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Approval of Investment Advisory Agreement (Unaudited) (continued)
May 31, 2021

Performance
The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
• Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;
• The management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and
• the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.
Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
• comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structure of the New Fund that was above the average or median for the New Fund’s peer group;
• the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratio for the New Fund. In this regard, the Board took into consideration

Approval of Investment Advisory Agreement (Unaudited) (continued)
May 31, 2021

that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fee) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and
• that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.
Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
• the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
• the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and
• that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.
Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case

Approval of Investment Advisory Agreement (Unaudited) (concluded)
May 31, 2021

of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the New Fund Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV.  The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0600

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga Luis Berruga President

Date:  August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga Luis Berruga President

Date: August 6, 2021

By (Signature and Title)*	/s/ John Belanger John Belanger Chief Financial Officer

Date:  August 6, 2021

*     Print the name and title of each signing officer under his or her signature.